              As filed with the Securities and Exchange Commission
                               on December 1, 2005
                      Registration No. 333-89661; 811-09645

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]

                         Post-Effective Amendment No. 43                     [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]

                                Amendment No. 44                             [X]

                        (Check appropriate box or boxes)

                                   ----------

                           COLUMBIA FUNDS SERIES TRUST
               (Exact Name of Registrant as specified in Charter)

                              One Financial Center
                                Boston, MA 02111
          (Address of Principal Executive Offices, including Zip Code)

                                   ----------

       Registrant's Telephone Number, including Area Code: (800) 321-7854

                                 Scott Henderson
                          c/o Columbia Management Group
                               100 Federal Street
                                Boston, MA 02110
                     (Name and Address of Agent for Service)

                                 With copies to:

Marco E. Adelfio, Esq.                  Burton M. Leibert, Esq.
Steven G. Cravath, Esq.                 Willkie Farr & Gallagher
Morrison & Foerster LLP                 787 Seventh Avenue
2000 Pennsylvania Ave., N.W.            New York, New York 10019
Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to Rule 485(b), or

     [ ]  60 days after filing pursuant to Rule 485(a), or

     [X]  75 days after filing pursuant to paragraph (a)(2)

     [ ]  on (date) pursuant to Rule 485(b), or

     [ ]  on (date) pursuant to Rule 485(a).

     [ ]  on (date) pursuant to paragraph(a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                                EXPLANATORY NOTE

     The Registrant is filing this Post-Effective Amendment No. 43 under the 1933 Act and Post-Effective Amendment No. 44 under the 1940 Act to Columbia Funds Series Trust's (the "Trust") Registration Statement on Form N-1A in order to register new funds of the Trust.

COLUMBIA MANAGEMENT.

PRELIMINARY PROSPECTUS DATED DECEMBER 1, 2005
SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                                        Columbia Masters
                                        International Equity Portfolio

                                        Prospectus -- Class R Shares

                                        February 15, 2006






                                        THE SECURITIES AND EXCHANGE COMMISSION
                                        (SEC) HAS NOT APPROVED OR DISAPPROVED
                                        THESE SECURITIES OR DETERMINED IF THIS
                                        PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                        ANY REPRESENTATION TO THE CONTRARY IS A
                                        CRIMINAL OFFENSE.


NOT FDIC-INSURED     May Lose Value
                      No Bank Guarantee

AN OVERVIEW OF THE PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 26.

YOUR INVESTMENT IN THE PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIO AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Columbia Masters International Equity Portfolio. Please read it carefully because it contains information that is designed to help you make informed investment decisions.

Unlike traditional mutual funds, which invest in individual securities, the Portfolio invests in a mix of Columbia Stock Funds using an asset allocation approach. This kind of mutual fund is sometimes called a "fund of funds."

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a portfolio by investing in different asset classes -- for example, equity securities and fixed income securities -- in fixed proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how the Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like large-, mid- and small-capitalization stocks or high yield and investment grade bonds, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce the overall volatility of the Portfolio.

ABOUT THE PORTFOLIO

The Portfolio has its own asset allocation strategy, which gives it distinctive risk/return characteristics. The performance of the Portfolio depends on many factors, including its allocation strategy and the performance of the Underlying Funds and other securities it invests in. In general, the more the Portfolio allocates to International/Global Stock Funds, the greater the potential return and the greater the risk of a decline in share price. There's always a risk, however, that you'll lose money or that you may not earn as much as you expect.

Columbia Masters International Equity Portfolio focuses on capital appreciation by normally allocating all of its assets to a mix of Underlying Funds which invest primarily in foreign equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk.

IS COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO RIGHT FOR YOU?

When you're choosing a Portfolio to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Columbia Masters International Equity Portfolio may be suitable for you if:

  - you have longer-term investment goals

  - they're part of a balanced portfolio

It may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

You'll find a discussion of the Portfolio's investment objective, principal investment strategies and risks in the Portfolio description that starts on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolio, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Portfolio in the Statement of Additional Information (SAI). The SAI includes more detailed information about the Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolio
(FILE FOLDER GRAPHIC)

COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO                  5
------------------------------------------------------------------
ABOUT THE UNDERLYING FUNDS                                       9
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     11
------------------------------------------------------------------
HOW THE PORTFOLIO IS MANAGED                                    13

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         14
  Distributions and taxes                                       22
  Legal matters                                                 24
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            25
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   26
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio's assets are invested in Class R shares of a combination of
                   Columbia Funds (Underlying Funds) on a fixed percentage basis. These Underlying
                   Funds, in turn, invest primarily in foreign equity securities.

The Portfolio makes allocations of its assets to the following two Underlying Funds as follows:

  - 80% Columbia Multi-Advisor International Equity Fund

  - 20% Columbia Acorn International Fund

REBALANCING

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Portfolio's Adviser and the Portfolio's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the pre-determined fixed allocation percentages.


--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT
1.800.345.6611 FOR COPIES.







 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THE PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Masters International Equity Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

      - FUTURES RISK -- The Portfolio allocates assets to Funds that may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Portfolio's volatility.

      - INVESTING IN THE MULTI-ADVISOR INTERNATIONAL EQUITY MASTER
        PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Multi-Advisor International Equity Master Portfolio. All investors in the Multi-Advisor International Equity Master Portfolio invest under the same terms and conditions as the Multi-Advisor International Equity Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Multi-Advisor International Equity Fund could withdraw its entire investment from the Master Portfolio if it believes it is in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Multi-Advisor International Equity Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Multi-Advisor International Equity Fund might also have to pay brokerage, tax or other charges.

      - SECTOR RISK -- The Portfolio allocates assets to Funds that invest in different but closely related industries that are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Underlying Funds do not intend to focus on any particular sector, at times an Underlying Fund may have a significant portion of its assets invested in a particular sector.

      - MARKET TIMERS -- The Portfolio allocates assets to Funds that invest predominantly in foreign securities, and as such the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way a fund prices its shares by trading based on market information they expect will lead to a change in the fund's net asset value on the next pricing day. Market timing activity may be disruptive to fund management and, since a market timer's profits are effectively paid directly out of the fund's assets, may negatively impact the investment returns of other shareholders. Although the Portfolio and the Underlying Funds have adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, they cannot ensure that all such activity can be identified or terminated.

      - EMERGING MARKETS RISK -- The Portfolio allocates assets to Funds that invest in emerging markets. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

                   A LOOK AT THE PORTFOLIO'S PERFORMANCE
                   Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM THE PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP THE PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class R shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                              Class R
         (Fees paid directly from your investment)                     Shares
         Maximum sales charge (load) imposed on purchases                 N/A



         Maximum deferred sales charge (load)                             N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES(1)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                  N/A



         Distribution (12b-1) and shareholder servicing fees            0.50%
                                                                         ----



         Total annual Portfolio operating expenses                      0.50%
                                                                         ====



         Expense ratio of Underlying Funds                                --%



         Net expense ratio including expenses of Underlying Funds(2)      --%



         Gross expense ratio including expenses of Underlying Funds       --%

      (1)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Fund's estimated indirect annual expenses would have been _____ %. Such expense ratios ranged from _____ % to
          _____ %. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class R shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                          1 YEAR   3 YEARS
         CLASS R SHARES                                    $ __     $ __

About the Underlying Funds


The table starting on the next page is a brief overview of the objectives and principal investments of the Underlying Funds in which the Columbia Masters International Equity Portfolio invests. The Portfolio invests in a different mix of Underlying Funds. You'll find the mix of Underlying Funds and target allocations for the Portfolio starting on page 5.

The Adviser can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Underlying Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at
1.800.345.6611 for copies.

                                         The Fund's investment objective                What the Fund invests in
                                      -------------------------------------    ------------------------------------------
INTERNATIONAL/GLOBAL STOCK FUNDS
Columbia Multi-Advisor                Long-term capital growth by investing    Columbia Multi-Advisor International
  International Equity Fund           primarily in equity securities of        Equity Master Portfolio. The Master
                                      non-U.S. companies in Europe,            Portfolio invests:
                                      Australia, the Far East and other        - at least 80% of its assets in equity
                                      regions, including developing            securities of established companies
                                      countries.                                 located in at least three countries
                                                                                 other than the United States. The
                                                                                 investment managers select countries,
                                                                                 including emerging market or developing
                                                                                 countries, that they believe have the
                                                                                 potential for growth
                                                                               - primarily in equity securities, which
                                                                               may include equity interests in foreign
                                                                                 investment funds or trusts, convertible
                                                                                 securities, real estate investment trust
                                                                                 securities and depositary receipts

Columbia Acorn International Fund     Long-term growth of capital.             - the majority (under normal market
                                                                               conditions, at least 75%) of its assets in
                                                                                 the stocks of foreign companies based in
                                                                                 developed markets
                                                                               - the stocks of companies based outside
                                                                               the U.S. with market capitalizations of
                                                                                 less than $5 billion at the time of
                                                                                 initial purchase


Other important information
(LINE GRAPH GRAPHIC)

--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT THE PORTFOLIO'S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS IN THE DESCRIPTION STARTING ON PAGE 5.

--------------------------------------------------------------------------------


The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Underlying Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.
        The Portfolio may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If the Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Underlying Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The Adviser can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Underlying Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Underlying Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Underlying Funds.

      - FOREIGN INVESTMENT RISK -- The Underlying Funds may invest in foreign securities and may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulties selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If an Underlying Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- The Portfolio may temporarily hold up to 100% of its assets in Columbia Cash Reserves, a money market fund, to try to protect it during a market or economic downturn or because of political or other conditions. The Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- An Underlying Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolio and the Underlying Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolio and the Underlying Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the SAI and on the Columbia Funds' website. In addition, a complete list of the Portfolio's portfolio holdings for each calendar month will be available on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data, 30 calendar days following each month-end and will remain posted on the website for three months.

      - PORTFOLIO TURNOVER -- Underlying Funds that replace -- or turn over -- more than 100% of their investments in a year are considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Underlying Fund's returns. The Underlying Funds generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for each Underlying Fund in the FINANCIAL HIGHLIGHTS section of its prospectus.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of the Portfolio's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

How the Portfolio is managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Portfolio described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Vikram Kuriyan is the portfolio manager responsible for monitoring the percentage of the Portfolio's assets allocated to the Underlying Funds and rebalancing the Portfolio whenever the percentage of assets allocated to one or more Underlying Funds is below or above 3% of the applicable fixed percentage. The Adviser does not receive any fees for the services it provides to the Portfolio.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser will be available in the Portfolio's first semi-annual report to shareholders for the fiscal year ended March 31.

OTHER SERVICE PROVIDERS

The Portfolio is distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------

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COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

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Columbia Management Advisors, LLC is the administrator of the Portfolio, and is responsible for overseeing the administrative operations of the Portfolio. Columbia Management Advisors, LLC does not receive any fees for the administrative services it provides to the Portfolio.

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COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

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Columbia Management Services, Inc., also known as Columbia Funds Services,
(Transfer Agent) is the transfer agent for the Portfolio's shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
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Buying, selling and exchanging shares
(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

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WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM
BACK FROM YOU. THIS IS CALLED A REDEMPTION.

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This prospectus offers Class R shares of the Portfolio. Here are some general rules about this class of shares:

 ELIGIBLE INVESTORS


  - Class R shares are available to certain eligible investors and must be purchased through eligible retirement plans. The eligible investors described below are subject to different minimum initial investment requirements. Eligible investors and their applicable investment minimums are as follows:

  - 401(k) plans;

  - 457 plans;

  - Employer-Sponsored 403(b) plans;

  - Profit sharing and money purchase pension plans;

  - Defined benefit plans; and

  - Non-qualified deferred compensation plans ("eligible retirement plans")

Class R shares will not be available to retail non-retirement accounts, traditional and Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, Simple IRAs, individual 403(b) plans or 529 tuition programs.

The Portfolio reserves the right to change the criteria for eligible investors. The Portfolio also reserves the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Portfolio and its shareholders.

You'll find more information about buying, selling and exchanging Class R shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolio also offers other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions, or you need help placing an order.

Federal law requires the Portfolio to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Portfolio may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Portfolio is unable to verify your identity after your account is open, the Portfolio reserves the right to close your account or take other steps as deemed reasonable. The Portfolio shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

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A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A
BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

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SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of the
Portfolio's or an Underlying Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio or Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on the Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolio is not intended as a vehicle for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolio to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of the Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase the Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish the Portfolio's ability to provide the maximum investment return to all participants. The Portfolio or certain Underlying Funds may be more susceptible to these negative effects of market timing. For example, Underlying Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Underlying Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Columbia Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Portfolio or Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund) that are deemed material by Columbia Funds in any 28-day period, Columbia Funds' will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund). In addition, if Columbia Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund. In any event, Columbia Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES -- HOW ORDERS ARE PROCESSED and also retains the right to modify these market timing policies at any time without prior notice to shareholders.

The rights of shareholders to redeem shares of the Portfolio are not affected by any of these limits. For these purposes, a "round trip" is a purchase by any means into a Portfolio or Fund followed by a redemption, of any amount, by any means out of the same Portfolio or Fund. Under this definition, a exchange into a Portfolio or Fund followed by a exchange out of the same Portfolio or Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Systematic Investment Plan, Automatic Withdrawal Plan, Automatic Exchange Feature or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Columbia Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Columbia Funds practices discussed above. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Portfolio or Fund which may result in certain shareholders being able to market time a Portfolio or Fund while the shareholders in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

HOW SHARES ARE PRICED

All transactions are based on the price of the Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of the Portfolio at the end of each business day. The net asset value per share of the Portfolio is based on the net asset value per share of the Columbia Funds the Portfolio invests in.

We calculate the net asset value for each class of the Portfolio by determining the value of the Portfolio's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Portfolio, Distributor, Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

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THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY THE
PORTFOLIO EVERY BUSINESS DAY.
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

(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      All orders for the purchase of Class R shares must be made through your eligible retirement plan. Here are some general rules for buying shares:

        - You buy Class R shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      For information about how to sell Class R shares through your eligible retirement plan, please contact your plan administrator. Here are some general rules for selling shares:

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

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YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL
INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
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

(EXCHANGING SHARES      EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of the Portfolio to buy shares of another Portfolio or Columbia Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Class R shares of the Portfolio for Class R shares of any other Portfolio or Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

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

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Your selling and servicing agents usually receive compensation based on your investment in the Portfolio. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

SALES CHARGES


Your purchase of Class R shares are at net asset value, which is the value of a Class R share excluding any sales charge. Class R shares are not subject to an initial sales charge when purchased or contingent deferred sales charge when sold.

Your financial advisor/plan sponsor may receive cumulative commissions from Columbia Management Distributors, Inc. for the shares purchased in accordance with the table below:

AMOUNT PURCHASED                                             COMMISSION %
----------------                                             ------------
First $50 million.........................................       0.50
Over $50 million..........................................       0.25

Additionally, your financial advisor/plan sponsor may receive ongoing 12b-1 fees with respect to Class R shares.

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THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO
SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

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DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                 MAXIMUM ANNUAL DISTRIBUTION (12B-1)
                                    AND SHAREHOLDER SERVICING FEES
                             (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
  CLASS R SHARES     0.50% COMBINED DISTRIBUTION (12B-1) AND SHAREHOLDER
                     SERVICING FEE

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Portfolio's assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolio pays these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Portfolio

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Portfolio, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Portfolio for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Portfolio, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Portfolio, including, for example, presenting the Portfolio on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Portfolio and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(TAXES GRAPHIC)

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THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF THE PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

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ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Portfolio intends to pay out a sufficient amount of its income and capital gain to its shareholders so the Portfolio won't have to pay any federal income tax. When the Portfolio makes this kind of a payment, it is split among all shares and is called a distribution.

The Portfolio normally declares and pays distributions of net investment income quarterly, and distributes any net realized capital gain at least once a year. The Portfolio may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of the Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at
1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Portfolio shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of the Portfolio when it holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolio has built up, or has the potential to build up, high levels of unrealized capital gain.

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 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

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HOW TAXES AFFECT YOUR INVESTMENT

Distributions of the Portfolio's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions that come from net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. The Portfolio's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Portfolio's sales and exchanges. Also, if you're an individual Portfolio shareholder, your distributions attributable to dividends received by the Portfolio from certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax as long as certain holding period requirements are met. Absent further legislation, those reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest the Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust), its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

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

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following page provides additional information about the effect of the fees and expenses of the Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolio's returns over a 10-year period. The chart shows the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the Class R shares of the Portfolio assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The chart also assumes that the annual expense ratios stays the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for the Portfolio, which is the same as that stated in the Annual Portfolio Operating Expenses table, is reflected in the chart and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

[TO BE PROVIDED]

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

CITIGROUP ALL BB&B-RATED HIGH YIELD MARKET INDEX -- an unmanaged index that measures the performance of below investment-grade debt securities rated "BB" or "B" by Standard & Poor's Corporation and issued by corporations domiciled in the U.S. or Canada. All bonds in the index are publicly placed, have fixed coupons and are non-convertible. It is unavailable for investment and does not reflect fees, brokerage commissions and other expenses of investing.

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index made up of U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities and asset-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. AGGREGATE 1-3 YEARS INDEX -- an unmanaged index which measures yield, price and total return for government, Treasury, agency, corporate, mortgage and Yankee bonds with 1-3 years in average life. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. HIGH YIELD INDEX -- an unmanaged index which measures yield, price and total return for corporate and non-corporate fixed rate, non-investment grade debt. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH ALL CONVERTIBLES ALL QUALITIES INDEX -- an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have total market values greater than $50 million at issuance. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of short-term U.S. Treasury bonds with maturities of one to three years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Internal Revenue Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

S&P 500 (1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SHORT-SELLING -- the practice of borrowing a security (or commodity futures contract) from a broker and selling it, with the understanding that it must later be repurchased and returned to the broker. Short-selling (or "selling short") is a technique used by investors who try to profit from the falling price of a stock.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios.



32
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


COLUMBIA MANAGEMENT.

Where to find more information

You'll find more information about Columbia Masters International Equity Portfolio in the following document:

STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Portfolio and its policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of this document, request other information about the Portfolio and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.345.6611

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM

Information about the Portfolio can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolio is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.



SEC file number: 811-09645
Columbia Funds Series Trust

PRO-36/91529-1005

COLUMBIA MANAGEMENT.

PRELIMINARY PROSPECTUS DATED DECEMBER 1, 2005
SUBJECT TO COMPLETION


A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.



                              Columbia Masters Portfolios

                              Prospectus -- Class Z Shares

                              February 15, 2006




                              Columbia Masters Navigator Portfolio

                              Columbia Masters International Equity Portfolio

                              Columbia Masters Global Equity Portfolio





                              THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                              ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.





   NOT FDIC-INSURED    May Lose Value
                     No Bank Guarantee

AN OVERVIEW OF THE PORTFOLIOS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 33.

YOUR INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIOS AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Columbia Masters Portfolios. Please read it carefully because it contains information that is designed to help you make informed investment decisions.

Unlike traditional mutual funds, which invest in individual securities, the Portfolios invest in a mix of Columbia Funds using an asset allocation approach. These kinds of mutual funds are sometimes called "funds of funds."

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a portfolio by investing in different asset classes -- for example, domestic equity securities, foreign equity securities and fixed income securities -- in fixed proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how a Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like large-, mid- and small-capitalization stocks, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce overall Portfolio volatility.

ABOUT THE PORTFOLIOS

Each Portfolio has its own asset allocation strategy, which gives it distinctive risk/return characteristics. The performance of each Portfolio depends on many factors, including its allocation strategy and the performance of the Funds it invests in. In general, the more a Columbia Masters Portfolio allocates to Stock and International/Global Stock Funds, the greater the potential return and the greater the risk of a decline in share price. The more a Columbia Masters Portfolio allocates to Government & Corporate Bond Funds, the greater the potential for price stability and the lower the potential return. There's always a risk, however, that you'll lose money or that you may not earn as much as you expect.

Columbia Masters Navigator Portfolio focuses on capital appreciation by normally allocating all of its assets to a mix of Funds which invest primarily in U.S. and, to a lesser extent, foreign equity securities and U.S. and foreign fixed income securities equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk. Fixed income securities have the potential to increase in value, because, when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities.

Columbia Masters International Equity Portfolio focuses on capital appreciation by normally allocating its assets to a balanced mix of Funds which invest in foreign equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk.

Columbia Masters Global Equity Portfolio focuses on capital appreciation. It normally allocates most of its assets to Funds which invest in U.S. and foreign equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk.

ARE COLUMBIA MASTERS PORTFOLIOS RIGHT FOR YOU?

When you're choosing a Portfolio to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Columbia Masters Portfolios may be suitable for you if:

  - you have longer-term investment goals

  - they're part of a balanced portfolio

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

  - you're looking for a regular stream of income

You'll find a discussion of each Portfolio's investment objective, principal investment strategies and risks in the Portfolio descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolios, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Portfolios in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolios
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE PORTFOLIOS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH PORTFOLIO.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 23.

--------------------------------------------------------------------------------


COLUMBIA MASTERS NAVIGATOR PORTFOLIO                             5
------------------------------------------------------------------
COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO                 10
------------------------------------------------------------------
COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO                        14
------------------------------------------------------------------
ABOUT THE UNDERLYING FUNDS                                      19
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     21
------------------------------------------------------------------
HOW THE PORTFOLIOS ARE MANAGED                                  23

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Buying, selling and exchanging shares                         24
     How orders are processed                                   28
  Distributions and taxes                                       31
  Legal matters
------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   33
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            40
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MASTERS NAVIGATOR PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio's assets are invested in Class Z shares of a combination of
                   Columbia Funds (Underlying Funds) on a fixed percentage basis. These Underlying
                   Funds, in turn, invest primarily in U.S., and, to a lesser extent, foreign equity securities and U.S. and foreign equity securities.

The Portfolio makes equal allocations of its assets to the following three Underlying Funds:

  - Columbia Strategic Investor Fund

  - Columbia Marsico 21st Century Fund

  - Columbia Strategic Income Fund

REBALANCING

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Portfolios' Adviser and the Portfolio's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the pre-determined fixed allocation percentages.


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Masters Navigator Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the Adviser expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT
1.800.345.6611 FOR COPIES.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


      - CONVERTIBLE SECURITIES RISK -- The Portfolio allocates assets to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the Underlying Fund's ability to meet its objective.

      - INTEREST RATE RISK -- The Portfolio allocates assets to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - INVESTING IN THE MARSICO 21ST CENTURY MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Marsico 21st Century Master Portfolio. All investors in the Marsico 21st Century Master Portfolio invest under the same terms and conditions as the Marsico 21st Century Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

          The Marsico 21st Century Fund could withdraw its entire investment from the Master Portfolio if it believes it is in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Marsico 21st Century Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Marsico 21st Century Fund might also have to pay brokerage, tax or other charges.

      - VALUE STOCKS -- The Portfolio allocates assets to Funds that invest in stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Adviser's opinion, undervalued. If the Adviser's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the Adviser has placed on it.

      - MID-CAP COMPANY RISK -- The Portfolio allocates assets to Funds that invest in securities issued by mid-cap companies that may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

      - EMERGING MARKETS RISK -- The Portfolio allocates assets to Funds that invest in emerging markets. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

      - DERIVATIVES RISK -- The Portfolio allocates assets to Funds that invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Underlying Funds will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

      - STRUCTURE RISK -- The Portfolio allocates assets to Funds that invest in asset-backed and mortgage-backed securities. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

      - REINVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in debt securities. Reinvestment risk is the risk that income from the Underlying Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

      - LOWER-RATED DEBT SECURITIES -- The Portfolio allocates assets to Funds that invest in lower-rated debt securities, commonly referred to as "junk bonds," that involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

      - CREDIT RISK -- An Underlying Fund that invests in fixed income securities could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class Z shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                               Class Z
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                   N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                   N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES(1)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                  N/A



         Total annual Portfolio operating expenses                       0.00%
                                                                          =======

         Expense ratio of Underlying Funds                             ___ %



         Net expense ratio including expenses of Underlying Funds(2)   ___ %

         Gross expense ratio including expenses of Underlying Funds    ___ %

      (1)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Portfolio's estimated indirect annual expenses would have been __ %. Such expense ratios ranged from __ % to __ %. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $ __     $ __

COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio's assets are invested in Class Z shares of a combination of
                   Columbia Funds (Underlying Funds) on a fixed percentage basis. These Underlying
                   Funds, in turn, invest primarily in foreign equity securities.

The Portfolio makes allocations of its assets to the following two Underlying Funds as follows:

  - 80% Columbia Multi-Advisor International Equity Fund

  - 20% Columbia Acorn International Fund

REBALANCING

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Portfolio's Adviser and the Portfolio's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the pre-determined fixed allocation percentages.

(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Masters International Equity Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT
1.800.345.6611 FOR COPIES.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


          to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - FUTURES RISK -- The Portfolio allocates assets to Funds that may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Portfolio's volatility.

      - INVESTING IN THE MULTI-ADVISOR INTERNATIONAL EQUITY MASTER
        PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Multi-Advisor International Equity Master Portfolio. All investors in the Multi-Advisor International Equity Master Portfolio invest under the same terms and conditions as the Multi-Advisor International Equity Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Multi-Advisor International Equity Fund could withdraw its entire investment from the Master Portfolio if it believes it is in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Multi-Advisor International Equity Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Multi-Advisor International Equity Fund might also have to pay brokerage, tax or other charges.

      - SECTOR RISK -- The Portfolio allocates assets to Funds that invest in different but closely related industries that are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Underlying Funds do not intend to focus on any particular sector, at times an Underlying Fund may have a significant portion of its assets invested in a particular sector.

      - MARKET TIMERS -- The Portfolio allocates assets to Funds that invest predominantly in foreign securities, and as such the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way a fund prices its shares by trading based on market information they expect will lead to a change in the fund's net asset value on the next pricing day. Market timing activity may be disruptive to fund management and, since a market timer's profits are effectively paid directly out of the fund's assets, may negatively impact the investment returns of other shareholders. Although the Portfolio and the Underlying Funds have adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, they cannot ensure that all such activity can be identified or terminated.

      - EMERGING MARKETS RISK -- The Portfolio allocates assets to Funds that invest in emerging markets. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the Prospectus.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class Z shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                               Class Z
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                   N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                   N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES(1)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                  N/A



         Total annual Portfolio operating expenses                       0.00%
                                                                          =======



         Expense ratio of Underlying Funds                             __ %



         Net expense ratio including expenses of Underlying Funds(5)   __ %



         Gross expense ratio including expenses of Underlying Funds    __ %




      (1)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Portfolio's estimated indirect annual expenses would have been __ %. Such expense ratios ranged from __ % to __ %. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                            $ __     $ __

COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio's assets are invested in Class Z shares of a combination of
                   Columbia Funds (Underlying Funds) on a fixed percentage basis. These Underlying
                   Funds, in turn, invest primarily in U.S. and foreign equity securities.

The Portfolio makes allocations of its assets to the following four Underlying Funds as follows:

  - 25% Columbia Strategic Investor Fund

  - 25% Columbia Marsico 21st Century Fund

  - 40% Columbia Multi-Advisor International Equity Fund

  - 10% Columbia Acorn International Fund

REBALANCING

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Portfolio's Adviser and the Portfolio's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the pre-determined fixed allocation percentages.

(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Masters Global Equity Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT
1.800.345.6611 FOR COPIES.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


          to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - DERIVATIVES RISK -- The Portfolio allocates assets to Funds that may use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risk.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio allocates assets to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the Underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - FUTURES RISK -- The Portfolio allocates assets to Funds that may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Portfolio's volatility.

      - INVESTING IN THE MARSICO 21ST CENTURY AND MULTI-ADVISOR INTERNATIONAL EQUITY MASTER PORTFOLIOS -- Other mutual funds and eligible investors can buy shares in the Master Portfolios. All investors in the Master Portfolios invest under the same terms and conditions as their feeder Funds and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in a Master Portfolio may have different share prices and returns than its feeder Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The feeder Funds could withdraw their entire investment from the Master Portfolios if they believe it is in the best interests of the feeder Funds to do so (for example, if the Master Portfolios changed their investment objective). It is unlikely that this would happen, but if it did, the feeder Funds' portfolio could be less diversified and therefore less liquid, and expenses could increase. The feeder Funds might also have to pay brokerage, tax or other charges.

      - SECTOR RISK -- The Portfolio allocates assets to Funds that invest in different but closely related industries that are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Underlying Funds do not intend to focus on any particular sector, at times an Underlying Fund may have a significant portion of its assets invested in a particular sector.

      - MARKET TIMERS -- The Portfolio allocates assets to Funds that invest predominantly in foreign securities, and as such the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way a fund prices its shares by trading based on market information they expect will lead to a change in the fund's net asset value on the next pricing day. Market timing activity may be disruptive to fund management and, since a market timer's profits are effectively paid directly out of the fund's assets, may negatively impact the investment returns of other shareholders. Although the Portfolio and the Underlying Funds have adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, they cannot ensure that all such activity can be identified or terminated.

      - EMERGING MARKETS RISK -- The Portfolio allocates assets to Funds that invest in emerging markets. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

      - VALUE STOCKS -- The Portfolio allocates assets to Funds that invest in stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Adviser's opinion, undervalued. If the Adviser's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the Adviser has placed on it.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class Z shares can be found in the section ADDITIONAL HYPOTHETICAL
                   FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                                               Class Z
         (Fees paid directly from your investment)                       Shares
         Maximum sales charge (load) imposed on purchases, as a % of
         offering price                                                    N/A



         Maximum deferred sales charge (load) as a % of the lower of
         the original purchase price or net asset value                    N/A



         ANNUAL PORTFOLIO OPERATING EXPENSES(1)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                                   N/A



         Total annual Portfolio operating expenses                        0.50%
                                                                              ===






         Expense ratio of Underlying Funds                                  __%




         Net expense ratio including expenses of Underlying Funds(2)        __%



         Gross expense ratio including expenses of Underlying Funds         __%




      (1)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (2)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Portfolio's estimated indirect annual expenses would have been __ %. Such expense ratios ranged from __ % to __ %. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class Z shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         CLASS Z SHARES                                               $     $

About the Underlying Funds

The table starting on the next page is a brief overview of the objectives and principal investments of the Underlying Funds in which the Columbia Masters Portfolios invest. Each Portfolio invests in a different mix of Underlying Funds. You'll find the mix of Underlying Funds and asset allocations for each Portfolio starting on page 5.

The Adviser can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Underlying Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at
1.800.345.6611 for copies.

                                         The Fund's investment objective                What the Fund invests in
                                      -------------------------------------    ------------------------------------------
STOCK FUNDS
Columbia Marsico 21st Century Fund    Long-term growth of capital.             - in equity securities of companies of any
                                                                                 capitalization size and will generally
                                                                                 hold a core position of between 35 and
                                                                                 50 common stocks.
                                                                               - without limit in foreign securities.

Columbia Strategic Investor Fund      Long-term growth of capital by using     - primarily in companies the Fund's
                                      a "value" approach to invest             investment adviser believes are
                                      primarily in common stocks.                undervalued relative to their intrinsic
                                                                                 worth or prior history. The Fund devotes
                                                                                 more attention to the growth and
                                                                                 earnings of companies than is normally
                                                                                 associated with a fund using a strict
                                                                                 value approach.
                                                                               - the Fund may invest in companies of any
                                                                               size, but expects to invest a significant
                                                                                 percentage of its assets in small- and
                                                                                 mid-cap sized companies. The Fund may
                                                                                 also invest in securities convertible
                                                                                 into or exercisable for stock (including
                                                                                 preferred stock, warrants and
                                                                                 debentures), certain options and
                                                                                 financial futures contracts
                                                                                 (derivatives).
                                                                               - the Fund may also invest up to 25% of
                                                                               its assets in foreign securities,
                                                                                 including American Depositary Receipts.

INTERNATIONAL/GLOBAL STOCK FUNDS
Columbia Multi-Advisor                Long-term capital growth by investing    Columbia Multi-Advisor International
  International Equity Fund           primarily in equity securities of        Equity Master Portfolio. The Master
                                      non-U.S. companies in Europe,            Portfolio invests:
                                      Australia, the Far East and other        - at least 80% of its assets in equity
                                      regions, including developing            securities of established companies
                                      countries.                                 located in at least three countries
                                                                                 other than the United States. The
                                                                                 investment managers select countries,
                                                                                 including emerging market or developing
                                                                                 countries, that they believe have the
                                                                                 potential for growth
                                                                               - primarily in equity securities, which
                                                                               may include equity interests in foreign
                                                                                 investment funds or trusts, convertible
                                                                                 securities, real estate investment trust
                                                                                 securities and depositary receipts

Columbia Acorn International Fund     Long-term growth of capital.             - the majority (under normal market
                                                                               conditions, at least 75%) of its assets in
                                                                                 the stocks of foreign companies based in
                                                                                 developed markets
                                                                               - the stocks of companies based outside
                                                                               the U.S. with market capitalizations of
                                                                                 less than $5 billion at the time of
                                                                                 initial purchase

GOVERNMENT & CORPORATE BOND FUND
Columbia Strategic Income Fund        Current income consistent with           - debt securities issued by the U.S.
                                      prudent risk. The Fund also seeks          government, including mortgage-backed
                                      maximum total return.                      securities issued by U.S. government
                                                                                 agencies.
                                                                               - debt securities issued by foreign
                                                                               governments and foreign companies,
                                                                                 including securities issued in emerging
                                                                                 market countries.
                                                                               - lower-rated corporate debt securities.


--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS IN THE DESCRIPTIONS STARTING ON PAGE 5.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)
The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Underlying Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Portfolio that is not already a feeder fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Underlying Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The Adviser can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Underlying Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Underlying Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Underlying Funds.

      - FOREIGN INVESTMENT RISK -- The Underlying Funds may invest in foreign securities and may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulties selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If an Underlying Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- A Portfolio may temporarily hold up to 100% of its assets in Columbia Cash Reserves, a money market fund, to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- An Underlying Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolios and the Underlying Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolios and the Underlying Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Portfolios' SAI and on the Columbia Funds' website. In addition, a complete list of each Portfolio's portfolio holdings for each calendar month will be available on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data, 30 calendar days following each month-end and will remain posted on the website for three months.

      - PORTFOLIO TURNOVER -- An Underlying Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolios generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for each Underlying Fund in the FINANCIAL HIGHLIGHTS section of its prospectus.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

How the Portfolios are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER

The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Portfolios described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities, and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Vikram Kuriyan is the portfolio manager responsible for monitoring the percentage of each Fund's assets allocated to the Underlying Funds and rebalancing each Portfolio whenever the percentage of assets allocated to one or more Underlying Funds is below or above 3% of the applicable fixed percentage. The Adviser does not receive any fees for the services it provides to the Portfolios.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser will be available in the Portfolios' first semi-annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Portfolios are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. Columbia Management Distributors, Inc. does not receive any fees for the distribution services it provides to the Portfolios.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Portfolios, and is responsible for overseeing the administrative operations of the Portfolios. Columbia Management Advisors, LLC does not receive any fees for the administrative services it provides to the Portfolios.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Portfolios' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Buying, selling and exchanging shares

(BUYING, SELLING, TRANSFERRING SHARES GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


This prospectus offers Class Z shares of the Portfolios. Here are some general rules about this class of shares:

  - Class Z shares are available to certain eligible investors. The eligible investors described below are subject to different minimum initial investment requirements. Eligible investors and their applicable investment minimums are as follows:

 NO MINIMUM INITIAL INVESTMENT


  - Any client of Bank of America Corporation or a subsidiary purchasing shares through an asset management company, trust, fiduciary, retirement plan administration or similar arrangement with Bank of America Corporation or the subsidiary;

  - Any group retirement plan, including defined benefit and defined contribution plans such as: 401(k), 403(b), and 457(b) plans (but excluding individual retirement accounts (IRAs)), for which an intermediary or other entity provides services and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent;

  - Any investor purchasing through a Columbia Management state tuition plan organized under Section 529 of the Internal Revenue Code; or

  - Any person investing all or part of the proceeds of a distribution, rollover or transfer of assets into a Columbia Management Individual Retirement Account, from any deferred compensation plan which was a shareholder of any of the funds of Columbia Acorn Trust (formerly named Liberty Acorn Trust) on September 29, 2000, in which the investor was a participant and through which the investor invested in one or more of the funds of Columbia Acorn Trust immediately prior to the distribution, transfer or rollover.

 $1,000 MINIMUM INITIAL INVESTMENT


  - Any shareholder (as well as any family member of a shareholder or person listed on an account registration for any account of the shareholder) of another fund distributed by the Distributor (i) who holds Class Z shares;
    (ii) who held Primary A shares prior to the share class re-titling on August 22, 2005 (iii) who holds Class A shares that were obtained by exchange of Class Z shares; or (iv) who purchased certain no-load shares of a fund merged with a fund distributed by the Distributor;

  - Any trustee or director (or family member of a trustee or director) of any fund distributed by the Distributor;

  - Any employee (or family member of an employee) of Bank of America Corporation or a subsidiary;

  - Any investor participating in an account offered by an intermediary or other entity that provides services to such an account, is paid an asset-based fee by the investor and is not compensated by the Funds for those services, other than payments for shareholder servicing or sub-accounting performed in place of the Transfer Agent (each investor purchasing through an intermediary must independently satisfy the $1,000 minimum investment requirement);

  - Any institutional investor which is a corporation, partnership, trust, foundation, endowment, institution, government entity, or similar organization; which meets the respective qualifications for an accredited investor, as defined under the Securities Act of 1933; or

  - Certain financial institutions and intermediaries, such as insurance companies, trust companies, banks, endowments, investment companies or foundations, purchasing shares for its own account, including Bank of America Corporation, its affiliates, or subsidiaries.

The Funds reserve the right to change the criteria for eligible investors and the investment minimums. No minimum investment applies to accounts participating in the automatic investment plan; however, each investment requires a $50 minimum purchase. The Funds also reserve the right to refuse a purchase order for any reason, including if it believes that doing so would be in the best interest of the Fund and its shareholders.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


You'll find more information about buying, selling and exchanging Class Z shares on the pages that follow. You should also ask your financial institution or intermediary about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs and services.

The Portfolios also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions, or you need help placing an order.

Client accounts for which the financial institution or intermediary no longer acts as fiduciary, agent or custodian may no longer be eligible to purchase or hold Class Z shares. Certain financial institutions and intermediaries that offer Class Z shares may have policies that clients holding Class Z shares through the financial institution or intermediary will automatically have their holdings converted to Class A shares at the time that they move their relationship away from the financial institution or intermediary. Generally, no sales charges or other charges will apply to such a conversion, however an investor should contact their financial institution or intermediary to learn the details of any such policy and also should talk to their tax adviser about the tax consequences of any such automatic conversion. In addition, Class A shares have higher operating costs which can reduce total returns.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Portfolio's or Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio or Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on the Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolios are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolios to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Portfolio's ability to provide the maximum investment return to all participants. Certain Portfolios or Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Columbia Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Portfolio or Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund) that are deemed material by Columbia Funds in any 28-day period, Columbia Funds' will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund). In addition, if Columbia Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund. In any event, Columbia Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES -- HOW ORDERS ARE PROCESSED and also retains the right to modify these market timing policies at any time without prior notice to shareholders.

The rights of shareholders to redeem shares of a Portfolio are not affected by any of these limits. For these purposes, a "round trip" is a purchase by any means into a Portfolio or Fund followed by a redemption, of any amount, by any means out of the same Portfolio or Fund. Under this definition, a exchange into a Portfolio or Fund followed by a exchange out of the same Portfolio or Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Systematic Investment Plan, Automatic Withdrawal Plan, Automatic Exchange Feature or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Columbia Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Columbia Funds practices discussed above. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Portfolio or Fund which may result in certain shareholders being able to market time a Portfolio or Fund while the shareholders in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

HOW SHARES ARE PRICED

All transactions are based on the price of a Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Portfolio at the end of each business day. The net asset value per share of a Portfolio is based on the net asset value per share of the Columbia Funds the Portfolio invests in.

We calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Portfolios, Distributor, Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received.

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

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Class Z shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Financial institutions and intermediaries are responsible for sending orders to us and for ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We don't issue certificates.

        - Financial institutions and intermediaries are responsible for recording the beneficial ownership of the shares of their clients, and for reporting this ownership on account statements they send to their clients.


(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - Financial institutions and intermediaries are responsible for sending orders to us and for depositing the sale proceeds to your account on time.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), your account may be subject to an annual fee of $10. The Funds' transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty

        - if a financial institution or intermediary tells us to sell your shares under arrangements made with you

        - under certain other circumstances allowed under the 1940 Act

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.
--------------------------------------------------------------------------------



(EXCHANGING SHARES      EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Portfolio to buy shares of another Portfolio or Columbia Fund. This is called an exchange. You might want to do this if your investment goals or tolerance for risk change.

      Here's how exchanges work:

        - You can exchange Class Z shares of a Portfolio for Class Z shares of any other Portfolio or Fund distributed by the Distributor. Some exceptions apply.

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

Distributions and taxes
(TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------


ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Portfolios intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Portfolios won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split among all shares and is called a distribution.

All of the Portfolios normally declare and pay distributions of net investment income quarterly, and distribute any net realized capital gain at least once a year. The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Portfolio shares only. If you elect to receive distributions by check and the check is returned as undeliverable the distribution, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios have built up, or have the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIOS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING PORTFOLIO SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------

HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Portfolio's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions that come from net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Portfolio's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Portfolio's sales and exchanges. Also, if you're an individual Portfolio shareholder, your distributions attributable to dividends received by the Portfolio from certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax as long as certain holding period requirements are met. Absent further legislation, those reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

CITIGROUP ALL BB&B-RATED HIGH YIELD MARKET INDEX -- an unmanaged index that measures the performance of below investment-grade debt securities rated "BB" or "B" by Standard & Poor's Corporation and issued by corporations domiciled in the U.S. or Canada. All bonds in the index are publicly placed, have fixed coupons and are non-convertible. It is unavailable for investment and does not reflect fees, brokerage commissions and other expenses of investing.

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index made up of U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities and asset-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. AGGREGATE 1-3 YEARS INDEX -- an unmanaged index which measures yield, price and total return for government, Treasury, agency, corporate, mortgage and Yankee bonds with 1-3 years in average life. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. HIGH YIELD INDEX -- an unmanaged index which measures yield, price and total return for corporate and non-corporate fixed rate, non-investment grade debt. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH ALL CONVERTIBLES ALL QUALITIES INDEX -- an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have total market values greater than $50 million at issuance. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of short-term U.S. Treasury bonds with maturities of one to three years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Internal Revenue Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

S&P 500 (1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SHORT-SELLING -- the practice of borrowing a security (or commodity futures contract) from a broker and selling it, with the understanding that it must later be repurchased and returned to the broker. Short-selling (or "selling short") is a technique used by investors who try to profit from the falling price of a stock.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios.

Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolios' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in the class of the Portfolios assuming a 5% return each year, the hypothetical year-end balance before fees and expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period and that all dividends and distributions are reinvested. The annual expense ratio used for each Portfolio, which is the same as that stated in the Annual Portfolio Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

[TO BE PROVIDED]

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

                      (THIS PAGE INTENTIONALLY LEFT BLANK)

COLUMBIA MANAGEMENT.


Where to find more information

You'll find more information about Columbia Masters Portfolios in the following document:


Statement of Additional Information

The SAI contains additional information
about the Portfolios and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC.

You can obtain a free copy of this document, request other information about the Portfolios and make shareholder inquiries by contacting Columbia Funds:

By telephone:
1.800.345.6611

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
WWW.COLUMBIAFUNDS.COM


Information about the Portfolios can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolios is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


        SEC file number: 811-09645
        Columbia Funds Series Trust

        PRO-T/C

COLUMBIA MANAGEMENT.

PRELIMINARY PROSPECTUS DATED
DECEMBER 1, 2005
SUBJECT TO COMPLETION

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy nor shall there be any sale of these securities in any state in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of any such state.


                                 Columbia Masters Portfolios

                                 Prospectus -- Class A, B and C Shares

                                 February 15, 2006



                                 Columbia Masters Navigator Portfolio

                                 Columbia Masters International Equity Portfolio

                                 Columbia Masters Global Equity Portfolio





                                 THE SECURITIES AND EXCHANGE COMMISSION (SEC)
                                 HAS NOT APPROVED OR DISAPPROVED THESE
                                 SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE.

                                 ANY REPRESENTATION TO THE CONTRARY IS A
                                 CRIMINAL OFFENSE.



NOT FDIC-INSURED   May Lose Value
                 No Bank Guarantee

AN OVERVIEW OF THE PORTFOLIOS
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

TERMS USED IN THIS PROSPECTUS

IN THIS PROSPECTUS, WE, US AND OUR REFER TO THE COLUMBIA FUNDS FAMILY (COLUMBIA FUNDS OR COLUMBIA FUNDS FAMILY). SOME OTHER IMPORTANT TERMS WE'VE USED MAY BE NEW TO YOU. THESE ARE PRINTED IN ITALICS WHERE THEY FIRST APPEAR IN A SECTION AND ARE DESCRIBED IN TERMS USED IN THIS PROSPECTUS.




 YOU'LL FIND TERMS USED IN THIS PROSPECTUS ON PAGE 52.

YOUR INVESTMENT IN A PORTFOLIO IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY BANK OF AMERICA, N.A. (BANK OF AMERICA), THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. YOUR INVESTMENT MAY LOSE MONEY.

AFFILIATES OF BANK OF AMERICA ARE PAID FOR THE SERVICES THEY PROVIDE TO THE PORTFOLIOS AND THE UNDERLYING FUNDS.

--------------------------------------------------------------------------------

This booklet, which is called a prospectus, tells you about Columbia Masters Portfolios. Please read it carefully because it contains information that is designed to help you make informed investment decisions.

Unlike traditional mutual funds, which invest in individual securities, the Portfolios invest in a mix of Columbia Funds using an asset allocation approach. These kinds of mutual funds are sometimes called "funds of funds."

ABOUT ASSET ALLOCATION

Asset allocation is the process of creating a portfolio by investing in different asset classes -- for example, domestic equity securities, foreign equity securities and fixed income securities -- in fixed proportions.

The mix of asset classes and how much is invested in each may be the most important factor in how a Portfolio performs and the amount of risk involved. Each asset class, and market segments within a class, like large-, mid- and small-capitalization stocks, have different return and risk characteristics, and react in different ways to changes in the economy. An investment approach that combines asset classes and market segments may help to reduce overall Portfolio volatility.

ABOUT THE PORTFOLIOS

Each Portfolio has its own asset allocation strategy, which gives it distinctive risk/return characteristics. The performance of each Portfolio depends on many factors, including its allocation strategy and the performance of the Funds it invests in. In general, the more a Columbia Masters Portfolio allocates to Stock and International/Global Stock Funds, the greater the potential return and the greater the risk of a decline in share price. The more a Columbia Masters Portfolio allocates to Government & Corporate Bond Funds, the greater the potential for price stability and the lower the potential return. There's always a risk, however, that you'll lose money or that you may not earn as much as you expect.

Columbia Masters Navigator Portfolio focuses on capital appreciation by normally allocating all of its assets to a mix of Underlying Funds which invest primarily in U.S. and, to a lesser extent, foreign equity securities and U.S. and foreign fixed income securities equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk. Fixed income securities have the potential to increase in value, because, when interest rates fall, the value of these securities tends to rise. When interest rates rise, however, the value of these securities tends to fall. Other things can also affect the value of fixed income securities.

Columbia Masters International Equity Portfolio focuses on capital appreciation by normally allocating its assets to a balanced mix of Underlying Funds which invest in foreign equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk.

Columbia Masters Global Equity Portfolio focuses on capital appreciation. It normally allocates most of its assets to Underlying Funds which invest in U.S. and foreign equity securities. Equities have the potential to provide higher returns than many other kinds of investments, but they also tend to have the highest risk.

ARE COLUMBIA MASTERS PORTFOLIOS RIGHT FOR YOU?

When you're choosing a Portfolio to invest in, you should consider things like your investment goals, how much risk you can accept and how long you're planning to hold your investment.

Columbia Masters Portfolios may be suitable for you if:

  - you have longer-term investment goals

  - they're part of a balanced portfolio

They may not be suitable for you if:

  - you're not prepared to accept or are unable to bear the risks associated with equity and fixed income securities

  - you have short-term investment goals

  - you're looking for a regular stream of income

You'll find a discussion of each Portfolio's investment objective, principal investment strategies and risks in the Portfolio descriptions that start on page 5.

FOR MORE INFORMATION

If you have any questions about the Portfolios, please call us at 1.800.345.6611 or contact your investment professional.

You'll find more information about the Portfolios in the Statement of Additional Information (SAI). The SAI includes more detailed information about each Portfolio's investments, policies, performance and management, among other things. Please turn to the back cover to find out how you can get a copy.

WHAT'S INSIDE
--------------------------------------------------------------------------------

About the Portfolios
(FILE FOLDER GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

COLUMBIA MANAGEMENT ADVISORS, LLC (THE ADVISER) IS THE INVESTMENT ADVISER TO EACH OF THE PORTFOLIOS. THE ADVISER IS RESPONSIBLE FOR THE OVERALL MANAGEMENT AND SUPERVISION OF THE INVESTMENT MANAGEMENT OF EACH PORTFOLIO.




 YOU'LL FIND MORE ABOUT THE ADVISER STARTING ON PAGE 24.

--------------------------------------------------------------------------------


COLUMBIA MASTERS NAVIGATOR PORTFOLIO                             5
------------------------------------------------------------------
COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO                 10
------------------------------------------------------------------
COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO                        15
------------------------------------------------------------------
ABOUT THE UNDERLYING FUNDS                                      20
------------------------------------------------------------------
OTHER IMPORTANT INFORMATION                                     22
------------------------------------------------------------------
HOW THE PORTFOLIOS ARE MANAGED                                  24

About your investment
(DOLLAR SIGN GRAPHIC)

INFORMATION FOR INVESTORS
  Choosing a share class                                        25
     About Class A shares                                       26
        Front-end sales charge                                  26
        Contingent deferred sales charge                        27
     About Class B shares                                       28
        Contingent deferred sales charge                        28
     About Class C shares                                       29
        Contingent deferred sales charge                        29
     When you might not have to pay a sales charge              30
  Buying, selling and exchanging shares                         35
     How orders are processed                                   39
  How selling and servicing agents are paid                     46
  Distributions and taxes                                       48
  Legal matters                                                 50
------------------------------------------------------------------
ADDITIONAL HYPOTHETICAL FEES AND EXPENSE INFORMATION            51
------------------------------------------------------------------
TERMS USED IN THIS PROSPECTUS                                   52
------------------------------------------------------------------
WHERE TO FIND MORE INFORMATION                          BACK COVER

COLUMBIA MASTERS NAVIGATOR PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio's assets are invested in a combination of Columbia Funds
                   (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S., and, to a lesser extent, foreign equity securities and
                   U.S. and foreign equity securities.

The Portfolio makes equal allocations of its assets to the following three Underlying Funds:

  - Columbia Strategic Investor Fund

  - Columbia Marsico 21st Century Fund

  - Columbia Strategic Income Fund

REBALANCING

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Portfolio's Adviser and the Portfolio's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the pre-determined fixed allocation percentages.


(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Masters Navigator Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments.

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT
1.800.345.6611 FOR COPIES.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


      - CONVERTIBLE SECURITIES RISK -- The Portfolio allocates assets to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - INTEREST RATE RISK -- The Portfolio allocates assets to Funds that may invest in fixed income securities. The prices of fixed income securities will tend to fall when interest rates rise. In general, fixed income securities with longer terms tend to fall more in value when interest rates rise than fixed income securities with shorter terms.

      - CREDIT RISK -- An Underlying Fund that invests in fixed income securities could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it's due. Fixed income securities with the lowest investment grade rating or that aren't investment grade are more speculative in nature than securities with higher ratings, and they tend to be more sensitive to credit risk, particularly during a downturn in the economy.

      - INVESTING IN THE MARSICO 21ST CENTURY MASTER PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Marsico 21st Century Master Portfolio. All investors in the Marsico 21st Century Master Portfolio invest under the same terms and conditions as the Marsico 21st Century Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Marsico 21st Century Fund could withdraw its entire investment from the Master Portfolio if it believes it is in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Marsico 21st Century Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Marsico 21st Century Fund might also have to pay brokerage, tax or other charges.

      - VALUE STOCKS -- The Portfolio allocates assets to Funds that invest in stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Adviser's opinion, undervalued. If the Adviser's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the Adviser has placed on it.

      - MID-CAP COMPANY RISK -- The Portfolio allocates assets to Funds that invest in securities issued by mid-cap companies that may have more risk than those of larger companies. These securities may be more susceptible to market downturns, and their prices could be more volatile.

      - EMERGING MARKETS RISK -- The Portfolio allocates assets to Funds that invest in emerging markets. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

      - DERIVATIVES RISK -- The Portfolio allocates assets to Funds that invest in stock futures and option contracts, which are traditional types of derivatives. A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Losses (or gains) involving derivatives can sometimes be substantial. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that generally can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex and may be harder to value. If used for speculation or as leveraged investments, derivatives can carry considerable risk. The Underlying Funds will not use derivatives for speculative purposes or as leveraged investment that may magnify gains or losses.

      - STRUCTURE RISK -- The Portfolio allocates assets to Funds that invest in asset-backed and mortgage-backed securities. Structure risk is the risk that an event will occur (such as a security being prepaid or called) that alters the security's cash flows. Prepayment risk is a particular type of structure risk that is associated with investments in asset-backed and mortgage-backed securities. With respect to investments in mortgage-backed securities, prepayment risk is the possibility that, as prevailing interest rates fall, homeowners are more likely to refinance their home mortgages. When mortgages are refinanced, the principal on mortgage-backed securities is paid earlier than expected. In an environment of declining interest rates, asset-backed and mortgage-backed securities may offer less potential for gain than other debt securities. During periods of rising interest rates, asset-backed and mortgage-backed securities have a high risk of declining in price because the declining prepayment rates effectively increase the expected life of the security. In addition, the potential impact of prepayment on the price of asset-backed and mortgage-backed securities may be difficult to predict and result in greater volatility.

      - REINVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in debt securities. Reinvestment risk is the risk that income from the Underlying Fund's debt securities will decline if and when the Fund invests the proceeds from matured, traded or called securities at market interest rates that are below the current earnings rate of the Fund's portfolio.

      - LOWER-RATED DEBT SECURITIES -- The Portfolio allocates assets to Funds that invest in lower-rated debt securities, commonly referred to as "junk bonds," that involve greater risk of loss due to credit deterioration and are less liquid, especially during periods of economic uncertainty or change, than higher-quality debt securities. Lower-rated debt securities generally have a higher risk that the issuer of the security may default and not make payment of interest or principal.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.


--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class A, B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                              Class A      Class B      Class C
         (Fees paid directly from your investment)      Shares       Shares       Shares
         Maximum sales charge (load) imposed on
         purchases, as a % of offering price             5.75%         N/A          N/A



         Maximum deferred sales charge (load) as a
         % of the lower of the original purchase
         price or net asset value                        N/A(1)       5.00%(2)     1.00%(3)



         ANNUAL PORTFOLIO OPERATING EXPENSES(4)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                                 N/A          N/A          N/A



         Distribution (12b-1) and shareholder
         servicing fees                                  0.25%        1.00%        1.00%
                                                       -------      -------      -------



         Total annual Portfolio operating expenses       0.25%        1.00%        1.00%
                                                       =======      =======      =======



         Expense ratio of Underlying Funds                ___ %        ___ %        ___ %

         Net expense ratio including expenses of
         Underlying Funds(5)                              ___ %        ___ %        ___ %



         Gross expense ratio including expenses of
         Underlying Funds                                 ___ %        ___ %        ___ %

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Class A shares and sell them within twelve months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS A
         SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Portfolio's estimated indirect annual expenses would have been __ %. Such expense ratios ranged from __ % to __ %. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, Class B or Class C shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                           $ ___    $ ___



         CLASS B SHARES                                           $ ___    $ ___



         CLASS C SHARES                                           $ ___    $ ___

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                                  1 YEAR   3 YEARS
         CLASS B SHARES                                           $ ___    $ ___



         CLASS C SHARES                                           $ ___    $ ___

COLUMBIA MASTERS INTERNATIONAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio's assets are invested in a combination of Columbia Funds
                   (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in foreign equity securities.

The Portfolio makes allocations of its assets to the following two Underlying Funds as follows:

  - 80% Columbia Multi-Advisor International Equity Fund

  - 20% Columbia Acorn International Fund

REBALANCING

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Portfolios' Adviser and the Portfolio's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the pre-determined fixed allocation percentages.

(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Masters International Equity Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply to some foreign investments. Funds that invest in securities of

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT
1.800.345.6611 FOR COPIES.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


       companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - FUTURES RISK -- The Portfolio allocates assets to Funds that may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Portfolio's volatility.

      - INVESTING IN THE MULTI-ADVISOR INTERNATIONAL EQUITY MASTER
        PORTFOLIO -- Other mutual funds and eligible investors can buy shares in the Multi-Advisor International Equity Master Portfolio. All investors in the Multi-Advisor International Equity Master Portfolio invest under the same terms and conditions as the Multi-Advisor International Equity Fund and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in the Master Portfolio may have different share prices and returns than the Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The Multi-Advisor International Equity Fund could withdraw its entire investment from the Master Portfolio if it believes it is in the best interests of the Fund to do so (for example, if the Master Portfolio changed its investment objective). It is unlikely that this would happen, but if it did, the Multi-Advisor International Equity Fund's portfolio could be less diversified and therefore less liquid, and expenses could increase. The Multi-Advisor International Equity Fund might also have to pay brokerage, tax or other charges.

      - SECTOR RISK -- The Portfolio allocates assets to Funds that invest in different but closely related industries that are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Underlying Funds do not intend to focus on any particular sector, at times an Underlying Fund may have a significant portion of its assets invested in a particular sector.

      - MARKET TIMERS -- The Portfolio allocates assets to Funds that invest predominantly in foreign securities, and as such the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way a fund prices its shares by trading based on market information they expect will lead to a change in the fund's net asset value on the next pricing day. Market timing activity may be disruptive to fund management and, since a market timer's profits are effectively paid directly out of the fund's assets, may negatively impact the investment returns of other shareholders. Although the Portfolio and the Underlying Funds have adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, they cannot ensure that all such activity can be identified or terminated.

      - EMERGING MARKETS RISK -- The Portfolio allocates assets to Funds that invest in emerging markets. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the Prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class A, B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                            Class A      Class B      Class C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
         purchases, as a % of offering price          5.75%         N/A          N/A



         Maximum deferred sales charge (load) as a
         % of the lower of the original purchase
         price or net asset value                     N/A(1)       5.00%(2)     1.00%(3)



         ANNUAL PORTFOLIO OPERATING EXPENSES(4)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                               N/A          N/A          N/A



         Distribution (12-b1) and shareholder
         servicing fees                               0.25%        1.00%        1.00%
                                                     ------       ------       ------



         Total annual Portfolio operating expenses    0.25%        1.00%        1.00%
                                                     ======       ======       ======
         Expense ratio of Underlying Funds             __ %         __ %         __ %



         Net expense ratio including expenses of
         Underlying Funds(5)                           __ %         __ %         __ %
         Gross expense ratio including expenses of
         Underlying Funds                              __ %         __ %         __ %

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Class A shares and sell them within twelve months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS A
         SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Portfolio's estimated indirect annual expenses would have been __ %. Such expense ratios ranged from __ % to __ %. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, Class B or Class C shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $ __     $ __



         CLASS B SHARES                                            $ __     $ __



         CLASS C SHARES                                            $ __     $ __

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                                  1 YEAR   3 YEARS
         CLASS B SHARES                                            $ __     $ __



         CLASS C SHARES                                            $ __     $ __

COLUMBIA MASTERS GLOBAL EQUITY PORTFOLIO

--------------------------------------------------------------------------------

ABOUT THE UNDERLYING FUNDS

YOU'LL FIND MORE INFORMATION ABOUT THE UNDERLYING FUNDS IN WHICH THE PORTFOLIO INVESTS, INCLUDING THEIR OBJECTIVES AND STRATEGIES, IN ABOUT THE UNDERLYING FUNDS AND IN THE SAI.

--------------------------------------------------------------------------------


(TARGET GRAPHIC)   INVESTMENT OBJECTIVE
                   The Portfolio seeks capital appreciation.

(COMPASS GRAPHIC)  INVESTMENT STRATEGIES
                   The Portfolio's assets are invested in a combination of Columbia Funds
                   (Underlying Funds) on a fixed percentage basis. These Underlying Funds, in turn, invest primarily in U.S. and foreign equity securities.

The Portfolio makes allocations of its assets to the following four Underlying Funds as follows:

  - 25% Columbia Strategic Investor Fund

  - 25% Columbia Marsico 21st Century Fund

  - 40% Columbia Multi-Advisor International Equity Fund

  - 10% Columbia Acorn International Fund

REBALANCING

The investment results of the Underlying Funds will vary. As a result, the percentage allocations to the Underlying Funds will be monitored daily by the Portfolio's Adviser and the Portfolio's allocations to the Underlying Funds will be rebalanced whenever the actual allocations exceed plus or minus 3% of the pre-determined fixed allocation percentages.

(LINE GRAPH        PRINCIPAL RISKS AND OTHER THINGS TO CONSIDER
  GRAPHIC)         Columbia Masters Global Equity Portfolio has the following principal risks:

      - INVESTMENT STRATEGY RISK -- The Adviser uses an asset allocation strategy to try to achieve the highest total return. There is a risk that the mix of investments will not produce the returns they expect, or that the Portfolio will fall in value. There is also the risk that the Funds the Portfolio invests in will not produce the returns the team expects, or will fall in value.

      - STOCK MARKET RISK -- The Portfolio allocates assets to Funds that invest in stocks. The value of the stocks a Fund holds can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the stocks, among other things. Stock prices can rise or fall over short as well as long periods. In general, stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

      - SMALL COMPANY RISK -- The Portfolio allocates assets to Funds that may invest in smaller companies. Stocks of smaller companies tend to have greater price swings than stocks of larger companies because they trade less frequently and in lower volumes. These securities may have a higher potential for gains, but also carry more risk.

      - FOREIGN INVESTMENT RISK -- The Portfolio allocates assets to Funds that invest in foreign securities. Foreign investments may be riskier than U.S. investments because of political and economic conditions, changes in currency exchange rates, foreign controls on investment, difficulties selling some securities and lack of or limited financial information. Significant levels of foreign taxes, including potentially confiscatory levels of taxation and withholding taxes, may also apply

--------------------------------------------------------------------------------

YOU'LL FIND DETAILED INFORMATION ABOUT EACH UNDERLYING FUND'S INVESTMENT STRATEGIES AND RISKS IN ITS PROSPECTUS, AND IN ITS SAI. PLEASE CALL US AT
1.800.345.6611 FOR COPIES.




 YOU'LL FIND MORE ABOUT OTHER RISKS OF INVESTING IN THIS PORTFOLIO IN OTHER IMPORTANT INFORMATION AND IN THE SAI.

--------------------------------------------------------------------------------


        to some foreign investments. Funds that invest in securities of companies in emerging markets have high growth potential, but can be more volatile than securities in more developed markets.

      - DERIVATIVES RISK -- The Portfolio allocates assets to Funds that may use derivative instruments. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

      - CONVERTIBLE SECURITIES RISK -- The Portfolio allocates assets to Funds that invest in convertible securities. The issuer of a convertible security may have the option to redeem it at a specified price. If a convertible security is redeemed, the underlying Fund may accept the redemption, convert the convertible security to common stock, or sell the convertible security to a third party. Any of these transactions could affect the underlying Fund's ability to meet its objective.

      - FUTURES RISK -- The Portfolio allocates assets to Funds that may use futures contracts to convert currencies and to hedge against changes in foreign currency exchange rates. There is a risk that this could result in losses, reduce returns, increase transaction costs or increase the Portfolio's volatility.

      - INVESTING IN THE MARSICO 21ST CENTURY AND MULTI-ADVISOR INTERNATIONAL EQUITY MASTER PORTFOLIOS -- Other mutual funds and eligible investors can buy shares in the Master Portfolios. All investors in the Master Portfolios invest under the same terms and conditions as their feeder Funds and pay a proportionate share of the Master Portfolio's expenses. Other feeder funds that invest in a Master Portfolio may have different share prices and returns than its feeder Fund because different feeder funds typically have varying sales charges, and ongoing administrative and other expenses.

        The feeder Funds could withdraw their entire investment from the Master Portfolios if they believe it is in the best interests of the feede Funds to do so (for example, if the Master Portfolios changed their investment objective). It is unlikely that this would happen, but if it did, the feeder Funds' portfolio could be less diversified and therefore less liquid, and expenses could increase. The feeder Funds might also have to pay brokerage, tax or other charges.

      - SECTOR RISK -- The Portfolio allocates assets to Funds that invest in different but closely related industries that are sometimes described as being in the same broad economic sector. The values of stocks of different companies in a market sector may be similarly affected by particular economic or market events. Although the Underlying Funds do not intend to focus on any particular sector, at times an Underlying Fund may have a significant portion of its assets invested in a particular sector.

      - MARKET TIMERS -- The Portfolio allocates assets to Funds that invest predominantly in foreign securities, and as such the Fund may be particularly susceptible to market timers. Market timers generally attempt to take advantage of the way a fund prices its shares by trading based on market information they expect will lead to a change in the fund's net asset value on the next pricing day. Market timing activity may be disruptive to fund management and, since a market timer's profits are effectively paid directly out of the fund's assets, may negatively impact the investment returns of other shareholders. Although the Portfolio and the Underlying Funds have adopted certain policies and methods intended to identify and to discourage frequent trading based on this strategy, they cannot ensure that all such activity can be identified or terminated.

      - EMERGING MARKETS RISK -- The Portfolio allocates assets to Funds that invest in emerging markets. The risks of foreign investments are typically increased in less developed countries, which are sometimes referred to as emerging markets. For example, political and economic structures in these countries may be new and developing rapidly, which may cause instability. These countries are also more likely to experience high levels of inflation, deflation or currency devaluations, which could hurt their economies and securities markets.

      - VALUE STOCKS -- The Portfolio allocates assets to Funds that invest in stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the Adviser's opinion, undervalued. If the Adviser's assessment of a company's prospects is wrong, the price of its stock may fall, or may not approach the value the Adviser has placed on it.



--------------------------------------------------------------------------------






--------------------------------------------------------------------------------


(BAR CHART         A LOOK AT THE PORTFOLIO'S PERFORMANCE
  GRAPHIC)         Because the Portfolio has not been in operation for a full calendar year, no performance information is included in the prospectus.

--------------------------------------------------------------------------------

THERE ARE TWO KINDS OF FEES -- SHAREHOLDER FEES THAT YOU PAY DIRECTLY AND ANNUAL PORTFOLIO OPERATING EXPENSES THAT ARE DEDUCTED FROM A PORTFOLIO'S ASSETS AND FROM THE ASSETS OF THE COLUMBIA FUNDS THE PORTFOLIO INVESTS IN.

OTHER EXPENSES GENERALLY INCLUDE, BUT ARE NOT LIMITED TO, TRANSFER AGENCY, CUSTODY AND LEGAL FEES AS WELL AS COSTS RELATED TO STATE REGISTRATION AND PRINTING OF PORTFOLIO DOCUMENTS. THE SPECIFIC FEES AND EXPENSES THAT MAKE UP A PORTFOLIO'S OTHER EXPENSES WILL VARY FROM TIME-TO-TIME AND MAY INCLUDE FEES OR EXPENSES NOT DESCRIBED HERE.

--------------------------------------------------------------------------------


(PERCENT GRAPHIC)  WHAT IT COSTS TO INVEST IN THE PORTFOLIO
                   This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. Additional hypothetical fees and expense information relating to Class A, B and C shares can be found in the section ADDITIONAL
                   HYPOTHETICAL FEES AND EXPENSE INFORMATION following the FINANCIAL HIGHLIGHTS.

         SHAREHOLDER FEES                            Class A      Class B      Class C
         (Fees paid directly from your investment)    Shares       Shares       Shares
         Maximum sales charge (load) imposed on
         purchases, as a % of offering price          5.75%        N/A          N/A



         Maximum deferred sales charge (load) as a
         % of the lower of the original purchase
         price or net asset value                   N/A(1)         5.00%(2)     1.00%(3)



         ANNUAL PORTFOLIO OPERATING EXPENSES(4)
         (Expenses that are deducted from the Portfolio's assets)



         Management fees                              N/A          N/A          N/A



         Distribution (12b-1) and shareholder
         servicing fees                               0.25%        1.00%        1.00%
                                                    -------      -------      -------



         Total annual Portfolio operating expenses    0.25%        1.00%        1.00%
                                                    =======      =======      =======




                                                       __ %         __ %         __ %
         Expense ratio of Underlying Funds
         Net expense ratio including expenses of       __ %         __ %         __ %
         Underlying Funds(5)



         Gross expense ratio including expenses of     __ %         __ %         __ %
         Underlying Funds

      (1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Class A shares and sell them within twelve months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS A
         SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (2)This charge decreases over time. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (3)This charge applies to investors who buy Class C shares and sell them within one year of buying them. Please see CHOOSING A SHARE
         CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

      (4)The figures contained in the table are based on amounts incurred during the Portfolio's most recent fiscal year and have been adjusted, as necessary, to reflect current service provider fees.

      (5)Includes the fees and expenses incurred by the Fund directly and indirectly from the Underlying Funds in which the Portfolio invests. The ratios shown above are based on the target allocation, based on the respective expense ratios of the Underlying Funds for their respective last fiscal years, as adjusted to reflect any fee waiver for any Underlying Fund in effect as of the end of its last fiscal year. Based on this allocation, the Portfolio's estimated indirect annual expenses would have been __ %. Such expense ratios ranged from __ % to __ %. The indirect expense ratio of the Portfolio may be higher or lower depending on the portion of the Portfolio's assets allocated to each Underlying Fund from time to time.

--------------------------------------------------------------------------------

THIS IS AN EXAMPLE ONLY. YOUR ACTUAL COSTS COULD BE HIGHER OR LOWER, DEPENDING ON THE AMOUNT YOU INVEST, AND ON THE PORTFOLIO'S ACTUAL EXPENSES AND PERFORMANCE.

--------------------------------------------------------------------------------


      EXAMPLE



      This example is intended to help you compare the cost of investing in this Portfolio with the cost of investing in other mutual funds.

      This example assumes:

        - you invest $10,000 in Class A, Class B or Class C shares of the Portfolio for the time periods indicated and then sell all of your shares at the end of those periods

        - you reinvest all dividends and distributions in the Portfolio

        - your investment has a 5% return each year

        - the Portfolio's operating expenses remain the same as shown in the table above

        - the Portfolio's indirect expenses remain at the average of the range as shown above for the 1 year example, excluding any fee waivers and/or reimbursements for the 3 year example

      Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                                  1 YEAR   3 YEARS
         CLASS A SHARES                                            $___     $___



         CLASS B SHARES                                            $___     $___



         CLASS C SHARES                                            $___     $___

      If you bought Class B or Class C shares, you would pay the following expenses if you didn't sell your shares:

                                                                  1 YEAR   3 YEARS
         CLASS B SHARES                                            $___     $___



         CLASS C SHARES                                            $___     $___

About the Underlying Funds

The table starting on the next page is a brief overview of the objectives and principal investments of the Underlying Funds in which the Columbia Masters Portfolios invest. Each Portfolio invests in a different mix of Underlying Funds. You'll find the mix of Underlying Funds and asset allocations for each Portfolio starting on page 5.

The Adviser can substitute or add other Funds to this table at any time, including Funds introduced after the date of this prospectus.

FOR MORE INFORMATION

You'll find more detailed information about each Underlying Fund's investment strategies and risks in its prospectus and in its SAI. Please call us at
1.800.345.6611 for copies.

                                         The Fund's investment objective                What the Fund invests in
                                      -------------------------------------    ------------------------------------------
STOCK FUNDS

Columbia Marsico 21th Century Fund    Long-term growth of capital.             Columbia Marsico 21th Century Master
                                                                               Portfolio. The Master Portfolio invests:
                                                                               - in equity securities of companies of any
                                                                                 capitalization size and will generally
                                                                                 hold a core position of between 35 and
                                                                                 50 common stocks.
                                                                               - without limit in foreign securities.

Columbia Strategic Investor Fund      Long-term capital growth by using a      - primarily in companies the Fund's
                                      "value" approach to invest primarily     investment adviser believes are
                                      in common stocks.                          undervalued relative to their intrinsic
                                                                                 worth or prior history. The Fund devotes
                                                                                 more attention to the growth and
                                                                                 earnings of companies than is normally
                                                                                 associated with a fund using a strict
                                                                                 value approach.
                                                                               - the Fund may invest in companies of any
                                                                               size, but expects to invest a significant
                                                                                 percentage of its assets in small- and
                                                                                 mid-cap sized companies. The Fund may
                                                                                 also invest in securities convertible
                                                                                 into or exercisable for stock (including
                                                                                 preferred stock, warrants and
                                                                                 debentures), certain options and
                                                                                 financial futures contracts
                                                                                 (derivatives).
                                                                               - the Fund may also invest up to 25% of
                                                                               its assets in foreign securities,
                                                                                 including American Depositary Receipts.

INTERNATIONAL/GLOBAL STOCK FUNDS

Columbia Multi-Advisor                Long-term capital growth by investing    Columbia Multi-Advisor International
  International Equity Fund           primarily in equity securities of        Equity Master Portfolio. The Master
                                      non-U.S. companies in Europe,            Portfolio invests:
                                      Australia, the Far East and other        - at least 80% of its assets in equity
                                      regions, including developing            securities of established companies
                                      countries.                                 located in at least three countries
                                                                                 other than the United States. The
                                                                                 investment managers select countries,
                                                                                 including emerging market or developing
                                                                                 countries, that they believe have the
                                                                                 potential for growth
                                                                               - primarily in equity securities, which
                                                                               may include equity interests in foreign
                                                                                 investment funds or trusts, convertible
                                                                                 securities, real estate investment trust
                                                                                 securities and depositary receipts

Columbia Acorn International Fund     Long-term growth of capital.             - the majority (under normal market
                                                                               conditions, at least 75%) of its assets in
                                                                                 the stocks of foreign companies based in
                                                                                 developed markets
                                                                               - the stocks of companies based outside
                                                                               the U.S. with market capitalizations of
                                                                                 less than $5 billion at the time of
                                                                                 initial purchase

GOVERNMENT & CORPORATE BOND FUND

Columbia Strategic Income Fund        Current income consistent with           - debt securities issued by the U.S.
                                      prudent risk. The Fund also seeks        government, including mortgage-backed
                                      maximum total return.                      securities issued by U.S. government
                                                                                 agencies.
                                                                               - debt securities issued by foreign
                                                                               governments and foreign companies,
                                                                                 including securities issued in emerging
                                                                                 market countries.
                                                                               - lower-rated corporate debt securities.


--------------------------------------------------------------------------------

YOU'LL FIND SPECIFIC INFORMATION ABOUT EACH PORTFOLIO'S INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS IN THE DESCRIPTIONS STARTING ON PAGE 5.

--------------------------------------------------------------------------------

Other important information
(LINE GRAPH GRAPHIC)
The following are some other risks and information you should consider before you invest:

      - CHANGING INVESTMENT OBJECTIVES AND POLICIES -- The investment objective and certain investment policies of any Underlying Fund can be changed without shareholder approval. Other investment policies may be changed only with shareholder approval.

      - CHANGING TO A FEEDER FUND -- Unlike traditional mutual funds, which invest in individual securities, a "feeder fund" invests all of its assets in another fund, called a "master portfolio." Other feeder funds generally also invest in a master portfolio. The master portfolio invests in individual securities and has the same investment objective, investment strategies and principal risks as the feeder funds. This structure can help reduce a feeder fund's expenses because its assets are combined with those of other feeder funds. If a master portfolio doesn't attract other feeder funds, however, a feeder fund's expenses could be higher than those of a traditional mutual fund.

        Each Portfolio that is not already a feeder fund may become a feeder fund if the Board decides this would be in the best interest of shareholders. We don't require shareholder approval to make the change, but we'll notify you if it happens. If a Portfolio becomes a feeder fund, it will have the additional risks of investing in a master portfolio.

      - HOLDING OTHER KINDS OF INVESTMENTS -- The Underlying Funds may hold investments that aren't part of their principal investment strategies. Please refer to the SAI for more information. The Adviser can also choose not to invest in specific securities described in this prospectus and in the SAI.

      - INVESTMENT IN COLUMBIA MONEY MARKET FUNDS -- To seek to achieve a return on uninvested cash or for other reasons, the Underlying Funds may invest their assets in Columbia Money Market Funds. The Adviser and its affiliates are entitled to receive fees from the Columbia Money Market Funds for providing advisory and other services in addition to the fees which they are entitled to receive from the Underlying Funds for services provided directly. The Adviser may waive fees which it is entitled to receive from either the Columbia Money Market Funds or the Underlying Funds.

      - FOREIGN INVESTMENT RISK -- The Underlying Funds may invest in foreign securities and may be affected by changes in currency exchange rates and the costs of converting currencies; foreign government controls on foreign investment, repatriation of capital, and currency and exchange; foreign taxes; inadequate supervision and regulation of some foreign markets; difficulties selling some investments, which may increase volatility; different settlement practices or delayed settlements in some markets; difficulty getting complete or accurate information about foreign companies; less strict accounting, auditing and financial reporting standards than those in the U.S.; political, economic or social instability; and difficulty enforcing legal rights outside the U.S. If an Underlying Fund invests in emerging markets there may be other risks involved, such as those of immature economies and less developed and more thinly traded securities markets.

      - INVESTING DEFENSIVELY -- A Portfolio may temporarily hold up to 100% of its assets in Columbia Cash Reserves, a money market fund, to try to protect it during a market or economic downturn or because of political or other conditions. A Portfolio may not achieve its investment objective while it is investing defensively.

      - SECURITIES LENDING PROGRAM -- An Underlying Fund may lend portfolio securities to approved broker-dealers or other financial institutions on a fully collateralized basis in order to earn additional income. There may be delays in receiving additional collateral after the loan is made or in recovering the securities loaned. It is possible that some of the approved broker-dealers or other financial institutions involved in the loans may be affiliates of Bank of America.

      - BANK OF AMERICA AND ITS AFFILIATES -- Bank of America and its affiliates currently provide services to the Portfolios and the Underlying Funds, including investment advisory, distribution, administration, shareholder servicing, sub-transfer agency and brokerage services, and are paid for providing these services. Bank of America and its affiliates also may, at times, provide other services and be compensated for them, including transfer agency, interfund lending and securities lending services, or make loans to the Portfolios and the Underlying Funds. Finally, Bank of America or its affiliates may serve as counterparties in transactions with Columbia Funds where permitted by law or regulation, and may receive compensation in that capacity.

      - PORTFOLIO SECURITIES DISCLOSURE -- A description of Columbia Funds' policies and procedures with respect to the disclosure of portfolio securities is available in the Portfolios' SAI and on the Columbia Funds' website. In addition, a complete list of each Portfolio's portfolio holdings for each calendar month will be available on the Columbia Funds website at www.columbiafunds.com under Fund Portfolio Data, 30 calendar days following each month-end and will remain posted on the website for three months.

      - PORTFOLIO TURNOVER -- An Underlying Fund that replaces -- or turns over -- more than 100% of its investments in a year is considered to trade frequently. Frequent trading can result in larger distributions of short-term capital gains to shareholders. When distributed, these gains are taxable to shareholders as ordinary income, which generally are taxable to individual shareholders at higher rates than long-term capital gains for federal income tax purposes. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Portfolio's returns. The Portfolios generally buy securities for capital appreciation, investment income, or both, and don't engage in short-term trading. You'll find the portfolio turnover rate for each Portfolio in FINANCIAL HIGHLIGHTS.

      - HOUSEHOLDING -- In order to reduce shareholder expenses we may, if prior consent has been provided, mail only one copy of a Portfolio's prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at 1.800.345.6611 or if your shares are held through a financial institution please contact them directly. We will begin sending your individual copies with the next scheduled mailing.

How the Portfolios are managed

(PEOPLE GRAPHIC)

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT
ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

COLUMBIA MANAGEMENT GROUP (COLUMBIA MANAGEMENT) IS THE PRIMARY INVESTMENT MANAGEMENT DIVISION OF BANK OF AMERICA CORPORATION. THE ADVISER IS A COLUMBIA MANAGEMENT ENTITY THAT FURNISHES INVESTMENT MANAGEMENT SERVICES AND ADVISES INSTITUTIONAL AND MUTUAL FUND PORTFOLIOS.

--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Adviser is the investment adviser to over 70 mutual fund portfolios in the Columbia Funds Family, including the Portfolios described in this prospectus.

The Adviser is a registered investment adviser and a wholly-owned subsidiary of Bank of America. Its management expertise covers all major domestic asset classes, including equity and fixed income securities and money market instruments.

Currently managing more than $185 billion, the Adviser acts as investment manager for individuals, corporations, private investment companies and financial institutions.

Vikram Kuriyan is the portfolio manager responsible for monitoring the percentage of each Portfolio's assets allocated to the Underlying Funds and rebalancing each Portfolio whenever the percentage of assets allocated to one or more Underlying Funds is below or above 3% of the applicable fixed percentage. The Adviser does not receive any fees for the services it provides to the Portfolios.

A discussion regarding the basis for the Board of Trustees approving the investment advisory agreement with the Adviser will be available in the Portfolios' first semi-annual report to shareholders for the fiscal year ended March 31.

--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT DISTRIBUTORS, INC.

ONE FINANCIAL CENTER
BOSTON, MA 02111-2621

--------------------------------------------------------------------------------


OTHER SERVICE PROVIDERS

The Portfolios are distributed by Columbia Management Distributors, Inc. (Distributor), a registered broker/dealer. The Distributor may pay commissions, distribution (12b-1) and shareholder servicing fees, and/or other compensation to companies for selling shares and providing services to investors.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT ADVISORS, LLC

100 FEDERAL STREET
BOSTON, MA 02110

--------------------------------------------------------------------------------


Columbia Management Advisors, LLC is the administrator of the Portfolios, and is responsible for overseeing the administrative operations of the Portfolios. Columbia Management Advisors, LLC does not receive any fees for the administrative services it provides to the Portfolios.


--------------------------------------------------------------------------------

COLUMBIA MANAGEMENT SERVICES, INC.

P.O. BOX 8081
BOSTON, MA 02266-8081

--------------------------------------------------------------------------------


Columbia Management Services, Inc., also known as Columbia Funds Services, (Transfer Agent) is the transfer agent for the Portfolios' shares. Its responsibilities include processing purchases, sales and exchanges, calculating and paying distributions, keeping shareholder records, preparing account statements and providing customer service.

ABOUT YOUR INVESTMENT
--------------------------------------------------------------------------------

Choosing a share class

(CHOOSING A SHARE CLASS GRAPHIC)

--------------------------------------------------------------------------------

WE'VE USED THE TERM, INVESTMENT PROFESSIONAL, TO REFER TO THE PERSON WHO HAS ASSISTED YOU WITH BUYING COLUMBIA FUNDS. SELLING AGENT OR SERVICING AGENT (SOMETIMES REFERRED TO AS A SELLING AGENT) MEANS THE COMPANY THAT EMPLOYS YOUR INVESTMENT PROFESSIONAL. SELLING AND SERVICING AGENTS INCLUDE BANKS, BROKERAGE FIRMS, MUTUAL FUND DEALERS AND OTHER FINANCIAL INSTITUTIONS, INCLUDING AFFILIATES OF BANK OF AMERICA.




 FOR MORE INFORMATION ABOUT HOW TO CHOOSE A SHARE CLASS, CONTACT YOUR INVESTMENT PROFESSIONAL OR CALL US AT 1.800.345.6611.




 BEFORE YOU INVEST, PLEASE NOTE THAT OVER TIME, DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES WILL INCREASE THE COST OF YOUR INVESTMENT, AND MAY COST YOU MORE THAN ANY SALES CHARGES YOU MAY PAY. FOR MORE INFORMATION, SEE HOW SELLING AND SERVICING AGENTS ARE PAID.

--------------------------------------------------------------------------------


Before you can invest in the Portfolios, you'll need to choose a share class. There are three classes of shares of each Portfolio offered by this prospectus. Each class has its own sales charges and fees. In certain circumstances, these sales charges and fees may be reduced or waived, as described below and in the Statement of Additional Information. The table below compares the charges and fees and other features of the share classes.

                                CLASS A             CLASS B             CLASS C
                                 SHARES              SHARES              SHARES
  MAXIMUM AMOUNT YOU CAN
  BUY                           NO LIMIT            $49,999             $999,999



  MAXIMUM FRONT-END SALES
  CHARGE                         5.75%                NONE                NONE



  MAXIMUM DEFERRED SALES
  CHARGE                        NONE(1)             5.00%(2)            1.00%(3)



  MAXIMUM ANNUAL                               0.75% DISTRIBUTION  0.75% DISTRIBUTION
  DISTRIBUTION AND         0.25% DISTRIBUTION   (12B-1) FEE AND     (12B-1) FEE AND
  SHAREHOLDER SERVICING     (12B-1)/SERVICE          0.25%               0.25%
  FEES                            FEE             SERVICE FEE         SERVICE FEE



  CONVERSION FEATURE              NONE                YES                 NONE

(1)A 1.00% maximum deferred sales charge applies to investors who buy $1 million or more of Class A shares and sell them within twelve months of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS A SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(2)This charge decreases over time. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS B SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

(3)This charge applies to investors who buy Class C Shares and sell them within one year of buying them. Please see CHOOSING A SHARE CLASS -- ABOUT CLASS C SHARES -- CONTINGENT DEFERRED SALES CHARGE for details.

The share class you choose will depend on how much you're investing, how long you're planning to stay invested, and how you prefer to pay the sales charge, if any.

The total cost of your investment over the time you expect to hold your shares will be affected by the distribution (12b-1) and shareholder servicing fees, as well as by the amount of any front-end sales charge or contingent deferred sales charge (CDSC) that applies, and when you're required to pay the charge. You should think about these things carefully before you invest.

Certain investments in Class A, B and C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Portfolio will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

Class A shares have a front-end sales charge, which is deducted when you buy your shares. This means that a smaller amount is invested in the Portfolios, unless you qualify for a waiver or reduction of the sales charge. However, Class A shares have lower ongoing distribution (12b-1) and/or shareholder servicing fees than Class B and Class C shares. This means that Class A shares can be expected to pay relatively higher distributions per share.

Class B shares have limits on how much you can invest. When you buy Class B or Class C shares, the full amount is invested in the Portfolios. However, you may pay a CDSC when you sell your shares. Over time, Class B and Class C shares can incur distribution (12b-1) and shareholder servicing fees that are equal to or more than the front-end sales charge, and the distribution (12b-1) and shareholder servicing fees you would pay for Class A shares. Although the full amount of your purchase is invested in the Portfolios, any positive investment return on this money may be partially or fully offset by the expected higher annual expenses of Class B and Class C Shares. You should also consider the conversion feature for Class B shares, which is described in ABOUT CLASS B SHARES.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A PORTFOLIO EVERY BUSINESS DAY.
--------------------------------------------------------------------------------



(ABOUT CLASS A     ABOUT CLASS A SHARES
  SHARES GRAPHIC)

      There is no limit to the amount you can invest in Class A shares. You generally will pay a front-end sales charge when you buy your shares, or in some cases, a CDSC when you sell your shares. The sales charge you pay on an additional investment is based on the total amount of your purchase and the current value of your account. Shares you purchase with reinvested distributions are not subject to a sales charge. To determine the sales charge you pay on additional investments in Class A shares, we will add the amount of your additional investment to the current value of your account and base the sales charge on that total amount.

      FRONT-END SALES CHARGE



      You'll pay a front-end sales charge when you buy Class A shares, unless:

        - you qualify for a waiver of the sales charge. You can find out if you qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- FRONT END SALES CHARGES

        - you received shares from reinvested distributions

      The sales charge you'll pay depends on the amount you're investing -- generally, the larger the investment, the smaller the percentage sales charge.

                                                      SALES CHARGE(1)    AMOUNT RETAINED
                                    SALES CHARGE(1)    AS A % OF THE    BY SELLING AGENTS
                                     AS A % OF THE      NET AMOUNT        AS A % OF THE
         AMOUNT YOU BOUGHT          OFFERING PRICE       INVESTED        OFFERING PRICE
         $0 - $49,999                    5.75%             6.10%              5.00%



         $50,000 - $99,999               4.50%             4.71%              3.75%



         $100,000 - $249,999             3.50%             3.63%              2.75%



         $250,000 - $499,999             2.50%             2.56%              2.00%



         $500,000 - $999,999             2.00%             2.04%              1.75%




      (1)The dollar amount of the sales charge is the difference between the offering price of the shares you buy (based on the applicable sales charge in the table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding methodology, the dollar amount of the sales charge as a percentage of the offering price and of your net amount invested for any particular purchase of fund shares may be higher or lower depending on whether downward or upward rounding was required during the calculation process.

      CONTINGENT DEFERRED SALES CHARGE



      Class A shares bought without an initial sales charge in accounts aggregating $1 million to $50 million at the time of purchase are subject to a 1% CDSC if the shares are sold within 12 months of the time of purchase. Subsequent Class A share purchases that bring your account value above $1 million (but less than $50 million) are subject to a CDSC if redeemed within 12 months of the date of purchase. The 12 months begins on the first day of the month in which the purchase was made. The CDSC does not apply to retirement plans purchasing through a fee based program.

      Your selling agent receives a cumulative commission from the Distributor when you purchase $1 million or more of Class A shares, as follows:

         $0 - $2,999,999                                                1.00%



         $3 MILLION - $49,999,999                                       0.50%



         $50 MILLION OR MORE                                            0.25%




      The commission to selling agents for Class A share purchases of $50 million or more is paid beginning in the 13th month but only to the extent the shares remain outstanding. For certain group retirement plans, selling agents will receive a 1% finder's fee from $0-$3 million.

      You won't pay a CDSC on any increase in net asset value since you bought your shares, or on any shares you receive from reinvested distributions. We'll sell any shares that aren't subject to the CDSC first. We'll then sell shares that result in the lowest CDSC.

--------------------------------------------------------------------------------

CLASS B SHARES ARE NOT INTENDED FOR PURCHASE IN EXCESS OF $49,999. YOU AND/OR YOUR INVESTMENT PROFESSIONAL ARE RESPONSIBLE FOR ENSURING THAT YOUR INVESTMENT IN CLASS B SHARES DOES NOT EXCEED THE $49,999 MAXIMUM, AND COLUMBIA FUNDS CANNOT ENSURE THAT IT WILL IDENTIFY PURCHASE ORDERS THAT WOULD CAUSE YOUR INVESTMENT IN CLASS B SHARES TO EXCEED THE MAXIMUM ALLOWED AMOUNT.

--------------------------------------------------------------------------------



(About Class B     ABOUT CLASS B SHARES
  Shares GRAPHIC)

      Purchases up to $49,999 are allowed in Class B shares assuming the combined value of the customer's total assets in the Columbia Funds does not exceed $49,999. Purchases in Class B shares that bring the combined value of a customer's total assets in excess of $49,999 will be rejected. A customer's total assets may include accounts for immediate family members. Group Plan accounts are valued at the plan level.

      CONTINGENT DEFERRED SALES CHARGE



      You'll pay a CDSC when you sell your Class B shares, unless:

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      The CDSC you pay depends on when you bought your shares, how much you bought in some cases, and how long you held them.

         IF YOU SELL YOUR SHARES
         DURING THE FOLLOWING YEAR:                                    YOU'LL PAY A CDSC OF:
         ------------------------------------------------------------  ---------------------
         THE FIRST YEAR YOU OWN THEM                                            5.0%



         THE SECOND YEAR YOU OWN THEM                                           4.0%



         THE THIRD YEAR YOU OWN THEM                                            3.0%



         THE FOURTH YEAR YOU OWN THEM                                           3.0%



         THE FIFTH YEAR YOU OWN THEM                                            2.0%



         THE SIXTH YEAR YOU OWN THEM                                            1.0%



         AFTER SIX YEARS OF OWNING THEM                                         NONE

      Certain investments in Class B shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

      Your selling agent receives compensation when you buy Class B shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

      ABOUT THE CONVERSION FEATURE



      Class B shares generally convert automatically to Class A shares according to the following schedule:

                                                        WILL CONVERT TO CLASS A SHARES
         CLASS B SHARES YOU BOUGHT                        AFTER YOU'VE OWNED THEM FOR
         AFTER FEBRUARY 15, 2006                                  EIGHT YEARS

      The conversion feature allows you to benefit from the lower operating costs of Class A shares, which can help increase total returns.

      Here's how the conversion works:

        - Shares are converted on or about the 15th day of the month in which they become eligible for conversion. Any shares you received from reinvested distributions on these shares generally will convert to Class A shares at the same time.

        - You'll receive the same dollar value of Class A shares as the Class B shares that were converted. No sales charge or other charges apply.

        - Class B shares that you received from an exchange of Class B shares of another Columbia Fund will convert based on the day you bought the original shares.

        - Conversions are free from federal income tax.


(About Class C     ABOUT CLASS C SHARES
  shares GRAPHIC)

      There is a $999,999 million limit to the amount you can purchase in Class C shares. You don't pay a sales charge when you buy Class C shares, but you may pay a CDSC when you sell them. PURCHASES OVER $1 MILLION MAY BE REJECTED.

      CONTINGENT DEFERRED SALES CHARGE



      You'll pay a CDSC of 1.00% when you sell Class C shares within one year of buying them, unless:

        - you received the shares from reinvested distributions

        - you qualify for a waiver of the CDSC. You can find out how to qualify for a waiver in the section WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE -- CONTINGENT DEFERRED SALES CHARGES

      Certain investments in Class C shares are subject to a CDSC, a sales charge applied at the time you sell your shares. You will pay the CDSC only on shares you sell within a certain amount of time after purchase. The CDSC generally declines each year until there is no charge for selling shares. The CDSC is applied to the net asset value at the time of purchase or sale, whichever is lower. For purposes of calculating the CDSC, the start of the holding period is the first day of the month in which the purchase was made. Shares you purchase with reinvested dividends or other distributions are not subject to a CDSC. When you place an order to sell shares, the Fund will automatically sell first those shares not subject to a CDSC and then those you have held the longest.

      Your selling agent receives compensation when you buy Class C shares. Please see HOW SELLING AND SERVICING AGENTS ARE PAID for more information.

--------------------------------------------------------------------------------

PLEASE CONTACT YOUR INVESTMENT PROFESSIONAL FOR MORE INFORMATION ABOUT REDUCTIONS AND WAIVERS OF SALES CHARGES.

YOU AND/OR YOUR INVESTMENT PROFESSIONAL ARE RESPONSIBLE FOR NOTIFYING COLUMBIA FUNDS THAT YOU MAY QUALIFY FOR A REDUCTION OR A WAIVER BEFORE BUYING OR SELLING SHARES.

WE CAN CHANGE OR CANCEL THESE TERMS AT ANY TIME. ANY CHANGE OR CANCELLATION APPLIES ONLY TO FUTURE PURCHASES.

FOR PURPOSES OF OBTAINING A BREAKPOINT DISCOUNT, MEMBERS OF YOUR "IMMEDIATE FAMILY" INCLUDE YOUR SPOUSE, PARENT, STEP-PARENT, LEGAL GUARDIAN, CHILD, STEP-CHILD, FATHER-IN-LAW AND MOTHER-IN-LAW.

--------------------------------------------------------------------------------


      WHEN YOU MIGHT NOT HAVE TO PAY A SALES CHARGE



      You may be eligible for a waived or reduced front-end sales charge, (often referred to as "breakpoint discounts"), or CDSC. Restrictions may apply to certain accounts and certain transactions. Information about these reductions and waivers is provided below and at www.columbiafunds.com and may also be discussed in the SAI. Please contact your investment professional or contact Columbia Funds at 1.800.345.6611 to determine whether you qualify for a reduction or waiver of these charges.

      The types of accounts that may be aggregated to obtain one of the breakpoint discounts described below include individual accounts, joint accounts, certain IRA accounts, certain trusts and UTMA/UGMA accounts. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own shares of Columbia Funds.

      The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia Funds Family. To obtain a breakpoint, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Portfolio is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Portfolio or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Portfolio's Transfer Agent, you will need to provide the foregoing information to a Transfer Agent representative at the time you purchase shares.

      FRONT-END SALES CHARGES



      (Class A shares)

      There are two ways you can lower the front-end sales charge you pay on Class A shares:

        - RIGHTS OF ACCUMULATION
        The value of eligible accounts (regardless of class) maintained by you and each member of your immediate family may be combined with the value of your current purchase to reach a sales charge discount level (according to the chart of Class A sales charges, above) and to obtain the lower sales charge for your current purchase. To calculate the combined value of the accounts, the Portfolio will use the shares' current public offering price.

        - STATEMENT OF INTENT
        You also may pay a lower sales charge when purchasing Class A shares by signing a letter of intent. By doing so, you would be able to pay the lower sales charge on all purchases made under the letter of intent within 13 months. As described in the chart in the section ABOUT CLASS A SHARES -- FRONT-END SALES CHARGE, the first breakpoint discount will be applied when total purchases reach $50,000. If your Statement of Intent purchases are not completed within 13 months, you will be charged the applicable sales charge on the amount you had invested to that date. To calculate the total value of your Statement of Intent purchases, a Fund will use the historic cost (i.e. dollars invested) of the shares held in each eligible account. You must retain all records necessary to substantiate historic costs because the Fund and your financial intermediary may not maintain this information.

         - WHAT ACCOUNTS ARE ELIGIBLE FOR BREAKPOINT DISCOUNTS?
          The types of eligible accounts that may be aggregated to obtain one or both of the breakpoint discounts described above include:

           - Individual accounts

           - Joint accounts

           - Certain IRA accounts

           - Certain trusts

           - UTMA/UGMA accounts

            For the purposes of obtaining a breakpoint discount, members of your "immediate family" include your spouse, parent, step parent, legal guardian, child, step child, father in-law and mother in-law. Eligible accounts include those registered in the name of your dealer or other financial intermediary through which you own Columbia Fund shares. The value of your investment in a Columbia Money Market Fund held in an eligible account may be aggregated with your investments in other funds in the Columbia Funds family of funds to obtain a breakpoint discount through a Right of Accumulation. Money Market Funds may also be included in the aggregation for a Statement of Intent for shares that have been charged a commission. For purposes of obtaining either breakpoint discount.

         - HOW DO I OBTAIN A BREAKPOINT DISCOUNT?
          The steps necessary to obtain a breakpoint discount depend on how your account is maintained with the Columbia Funds family of funds. To obtain any of the above breakpoint discounts, you must notify your financial advisor at the time you purchase shares of the existence of each eligible account maintained by you or your immediate family. It is the sole responsibility of your financial advisor to ensure that you receive discounts for which you are eligible and the Fund is not responsible for a financial advisors' failure to apply the eligible discount to your account. You may be asked by the Fund or your financial advisor for account statements or other records to verify your discount eligibility, including, where applicable, records for accounts opened with a different financial advisor and records of accounts established by members of your immediate family. If you own shares exclusively through an account maintained with the Fund's Transfer Agent, you will need to provide the foregoing information to a Transfer Agent representative at the time you purchase shares.

         - HOW CAN I OBTAIN MORE INFORMATION ABOUT BREAKPOINT DISCOUNTS?
          Certain investors may purchase shares at a reduced sales charge or net asset value, which is the value of a fund share excluding any sales charges. Restrictions may apply to certain accounts and certain transactions. Further information regarding these discounts may be found in the Fund's Statement of Additional Information and at www.columbiafunds.com.

      The following investors can buy Class A shares without paying a front-end sales charge:

        - full-time employees and retired employees of Bank of America Corporation (and its predecessors), its affiliates and subsidiaries and the immediate families of these people

        - banks, trust companies and thrift institutions, acting as fiduciaries

        - individuals receiving a distribution from a Bank of America trust, fiduciary, custodial or other similar account may use the proceeds of that distribution to buy Class A shares without paying a front-end sales charge, as long as the proceeds are invested in the Portfolios within 90 days of the date of distribution

        - Columbia Funds' Trustees, Directors and employees of its investment sub-advisers

        - registered broker/dealer firms that have entered into a Columbia Funds dealer agreement with the Distributor may buy Class A shares without paying a front-end sales charge for their investment account only

        - registered personnel and employees of these broker/dealers and their family members may buy Class A shares without paying a front-end sales charge according to the internal policies and procedures of the employing broker/dealer as long as these purchases are made for their own investment purposes

        - employees or partners of any service provider to the Portfolios

        - investors who buy through accounts established with certain fee-based investment advisers or financial planners, wrap fee accounts and other managed agency/asset allocation accounts

        - shareholders of certain Funds that reorganized into the Columbia Funds who were entitled to buy shares at net asset value

      The following plans can buy Class A shares without paying a front-end sales charge:

        - pension, profit-sharing or other employee benefit plans established under Section 401 or Section 457 of the Internal Revenue Code

        - employee benefit plans created according to Section 403(b) of the Internal Revenue Code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the Internal Revenue Code. To qualify for the waiver, the plan must:

            - have at least $500,000 invested in Class A shares of Columbia
              Funds (except Money Market Funds), or

            - sign a letter of intent to buy at least $500,000 of Class A shares of Columbia Funds (except Money Market Funds), or

            - be an employer-sponsored plan with at least 100 eligible participants, or

            - be a participant in an alliance program that has signed an agreement with the Portfolio or a selling agent

        - certain pension, profit-sharing or other employee benefit plans offered to non-U.S. investors

      You can also buy Class A shares without paying a sales charge if you buy the shares within 365 days of selling Class A shares of the same Portfolio. This is called the reinstatement privilege. You can invest up to the amount of the sale proceeds. The reinstatement privilege does not apply to any shares you bought through a previous reinstatement. The Transfer Agent, Distributor or their agents must receive your written request within 365 days after you sell your shares.

      CONTINGENT DEFERRED SALES CHARGES
      (Class A, Class B and Class C shares)

      You won't pay a CDSC on the following transactions:

      DEATH:  CDSCs may be waived on redemptions following the death of:

        - The sole shareholder on an individual account

        - A joint tenant where the surviving joint tenant is the deceased's spouse

        - The beneficiary of a Uniform Gifts to Minors Act (UGMA), Uniform Transfer to Minors Act (UTMA) or other custodial account.

      If the account is transferred to an account registered in the name of the deceased's estate, the CDSC will be waived on any redemption from the estate account. If the account is transferred to a new registration and then a redemption is requested, the applicable CDSC will be charged.

      AUTOMATIC WITHDRAWAL PLAN (AWP): CDSCs may be waived on redemptions occurring pursuant to a monthly, quarterly or semi-annual AWP established with the Transfer Agent, to the extent that the redemptions do not exceed, on an annual basis, 12% of the account's value at the time that the AWP is established. Otherwise a CDSC will be charged on AWP redemptions until this requirement is met; this requirement does not apply if the AWP is set up at the time the account is established, and distributions are being reinvested.

      DISABILITY: CDSCs may be waived on redemptions after the sole shareholder on an individual account or a joint tenant on a joint tenant spousal account becomes disabled (as defined by Section 72(m)(7) of the Internal Revenue Code). To be eligible for such a waiver:

        - The disability must arise after the purchase of shares and

        - The disabled shareholder must have been under the age of 65 at the time of the initial determination of disability, and

        - A letter from a physician must be signed under penalty of perjury stating the nature of the disability

      If the account is transferred to a new registration and then shares are redeemed, the applicable CDSC will be charged.

      DEATH OF A TRUSTEE: CDSCs may be waived on redemptions occurring upon dissolution of a revocable living or grantor trust following the death of the sole trustee where:

        - The grantor of the trust is the sole trustee and the sole life beneficiary

        - Death occurs following the purchase and

        - The trust document provides for the dissolution of the trust upon the trustee's death.

      If the account is transferred to a new registration (including that of a successor trustee), the applicable CDSC will be charged upon any subsequent redemption.

      RETURNS OF EXCESS CONTRIBUTIONS: CDSCs may be waived on redemptions required to return excess contributions made to retirement plans or individual retirement accounts, so long as the Financial Services Firm
      (FSF) agrees to return the applicable portion of any commission paid by the Distributor.

      QUALIFIED RETIREMENT PLANS: CDSCs may be waived on shares sold by employee benefit plans created according to Section 403(b) of the tax code and sponsored by a non-profit organization qualified under Section 501(c)(3) of the tax code. To qualify for the waiver, the plan must be a participant in an alliance program that has signed an agreement with Columbia Funds or the Distributor.

      RETURN OF COMMISSION: CDSCs may be waived on shares sold by intermediaries that are part of the Columbia Funds selling group where the intermediary has entered into an agreement with Columbia Funds not to receive (or to return if received) all or any applicable portion of an upfront commission.

      NON-US INVESTORS: CDSCs may be waived on shares sold by or distributions from certain pension, profit-sharing or other employee benefit plans offered to non-US investors.

      IRS SECTION 401 AND 457: CDSCs may be waived on shares sold by certain pension, profit-sharing or other employee benefit plans established under
      Section 401 or 457 of the tax code.

      MEDICAL PAYMENTS: CDSC may be waived on shares redeemed for medical payments that exceed 7.5% of income, and distributions made to pay for insurance by an individual who has separated from employment and who has received unemployment compensation under a federal or state program for at least twelve weeks.

      SHARES LIQUIDATED BY TRANSFER AGENT: CDSC may be waived for shares sold under the Distributor's right to liquidate a shareholder's account, including but not limited to, instances where the aggregate net asset value of Class A, Class B or Class C shares held in the account is less than the minimum account size.

      PLANS OF REORGANIZATION: At the Funds' discretion, CDSC may be waived for shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the fund is a party.

      CDSC may be waived on the sale of Class C shares sold by a non-profit organization qualified under Section 501(c)(3) of the tax code in connection with the BANC OF AMERICA CAPITAL MANAGEMENT CHARITABLE GIVING PROGRAM.

Buying, selling and exchanging shares
(Buying, selling and exchanging shares GRAPHIC)

--------------------------------------------------------------------------------

WHEN YOU SELL SHARES OF A MUTUAL FUND, THE FUND IS EFFECTIVELY "BUYING" THEM BACK FROM YOU. THIS IS CALLED A REDEMPTION.

--------------------------------------------------------------------------------


You can invest in the Portfolios through your selling agent.

We encourage you to consult with an investment professional who can open an account for you with a selling agent and help you with your investment decisions. Once you have an account, you can buy, sell and exchange shares by contacting your investment professional or selling agent. They will look after any paperwork that's needed to complete a transaction and send your order to us.

You should also ask your selling agent about its limits, fees and policies for buying, selling and exchanging shares, which may be different from those described here, and about its related programs or services.

The table on the next page summarizes some key information about buying, selling and exchanging shares. You'll find sales charges and other fees that apply to these transactions in CHOOSING A SHARE CLASS.

The Portfolios also offer other classes of shares, with different features and expense levels, which you may be eligible to buy. Specifically, certain Portfolios offer Class Z and Class R shares which have lower expense levels and limited service features and are only available to certain eligible investors that meet specific criteria, including investing through an eligible financial institution intermediary or eligible retirement plan, respectively. Please contact your investment professional, or call us at 1.800.345.6611 if you have any questions or you need help placing an order.

Certain financial institutions and intermediaries that offer Class Z shares may in certain circumstances determine that a shareholder invested in Class A, Class B or Class C shares is eligible for Class Z shares and will have their shares automatically converted to Class Z shares. No sales charges or other charges will apply to such a conversion, however, an investor should contact their financial institution or intermediary to learn the details of any such policy and also should talk to their tax adviser about the tax consequences of any such automatic conversion.

Federal law requires the Funds to obtain and record specific personal information to verify your identity when you open an account. This information may include your name, address, date of birth (for individuals), and taxpayer or other government issued identification. If you fail to provide the requested information, the Funds may need to delay the date of your purchase or may be unable to open your account which may result in a return of your investment monies. In addition, if the Funds are unable to verify your identity after your account is open, the Funds reserve the right to close your account or take other steps as deemed reasonable. The Funds shall not be held liable for any loss resulting from any purchase delay, application rejection, or account closure due to a failure to provide proper identifying information.

SHORT-TERM TRADING ACTIVITY AND MARKET TIMING -- The interests of a Portfolio's or Fund's long-term shareholders may be adversely affected by certain short-term trading activity by Portfolio or Fund shareholders. Such short-term trading activity, when excessive, has the potential to interfere with efficient portfolio management, generate transaction and other costs, dilute the value of Portfolio shares held by long-term shareholders and have other adverse effects on the Portfolio. This type of excessive short-term trading activity is referred to herein as "market timing." The Portfolios are not intended as vehicles for market timing. Accordingly, organizations or individuals that use market timing investment strategies should not purchase shares of the Portfolios to implement their market timing strategies. Columbia Funds' Board has adopted policies and procedures with respect to market timing activity as discussed below.

Market timing may negatively impact long-term performance of a Portfolio by requiring it to maintain a larger percentage of assets in cash or to liquidate portfolio holdings at a disadvantageous time. Market timing could increase a Portfolio's expenses through increased trading and transaction costs, forced and unplanned portfolio turnover, and large asset fluctuations that could diminish a Portfolio's ability to provide the maximum investment return to all participants. Certain Portfolios or Funds may be more susceptible to these negative effects of market timing. For example, Funds that invest principally in foreign securities may be more susceptible to arbitrage opportunities resulting from mispricing due to time zone differences among international financial markets. Market timers seek potential price differentials that may occur with securities that trade in a different time zone. Funds that invest principally in small- and mid-capitalization securities may be more susceptible to arbitrage opportunities due to the less liquid nature of smaller company securities. Fair value pricing may reduce these arbitrage opportunities.

Columbia Funds, directly and through its agents, takes various steps designed to deter and curtail market timing. For example, if Columbia Funds detects that a shareholder has conducted two "round trips" (as defined below) in a Portfolio or Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund) that are deemed material by Columbia Funds in any 28-day period, Columbia Funds will generally reject the shareholder's future purchase orders, including exchange purchase orders, involving any Columbia Fund (other than a Columbia Money Market Fund, Columbia Short Term Bond Fund or Columbia Short Term Municipal Bond Fund). In addition, if Columbia Funds determines that any person, group or account has engaged in any type of market timing activity (independent of the two-round trip limit) Columbia Funds may, in its discretion, reject future purchase orders by the person, group or account, including exchange purchase orders, involving the same or any other Columbia Fund. In any event, Columbia Funds also retains the right to reject any order to buy or exchange shares as discussed in the section BUYING, SELLING AND EXCHANGING SHARES - HOW ORDERS ARE PROCESSED and also retains the right to modify these market timing policies at any time without prior notice to shareholders.

The rights of shareholders to redeem shares of a Portfolio are not affected by any of these limits. For these purposes, a "round trip" is a purchase by any means into a Portfolio or Fund followed by a redemption, of any amount, by any means out of the same Portfolio or Fund. Under this definition, a exchange into a Portfolio or Fund followed by a exchange out of the same Portfolio or Fund is treated as a single round trip. Also for these purposes, where known, accounts under common ownership or control generally will be counted together. Accounts maintained or managed by a common intermediary, such as an adviser, selling agent or trust department, generally will not be considered to be under common ownership or control.

Purchases, redemptions and exchanges made through the Columbia Funds' Systematic Investment Plan, Automatic Withdrawal Plan, Automatic Exchange Feature or similar automated plans generally are not subject to the two-round-trip limit. The two-round-trip limit may be modified for, or may not be applied to, accounts held by certain retirement plans to conform to plan limits, considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs.

The practices and policies described above are intended to deter and curtail market timing in the Columbia Funds. However, there can be no assurance that these policies and procedures, individually or collectively, will be totally effective in this regard because of various factors. In particular, a substantial portion of purchase, redemption and exchange orders are received through omnibus accounts. Omnibus accounts, in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, are a common form of holding shares among financial intermediaries and retirement plans. Columbia Funds typically is not able to identify trading by a particular beneficial owner through an omnibus account, which may make it difficult or impossible to determine if a particular account is engaged in market timing. Certain financial intermediaries have different policies regarding monitoring and restricting market timing in the underlying beneficial owner accounts that they maintain through an omnibus account that may be more or less restrictive than the Columbia Funds practices discussed above. Consequently, there is the risk that Columbia Funds may not be able to do anything in response to market timing that occurs in a Portfolio or Fund which may result in certain shareholders being able to market time a Portfolio or Fund while the shareholders in that Fund bear the burden of such activities.

Columbia Funds seeks to act in a manner that it believes is consistent with the best interests of Portfolio shareholders in making any judgments regarding market timing. Neither Columbia Funds nor its agents shall be held liable for any loss resulting from rejected purchase orders or transfers.

                   Ways to buy, sell
                      or exchange        How much you can buy, sell or exchange              Other things to know
                  -------------------    ---------------------------------------    ---------------------------------------
Buying shares     In a lump sum          minimum initial investment:                There is no limit to the amount you can
                                         - $1,000 for regular accounts              invest in Class A. You can invest up to
                                         - $25 for traditional and Roth IRAs,       $49,999 in Class B shares. Class C
                                         and Coverdell Education Savings            share purchases are limited to
                                           Accounts                                 $999,999.
                                         - no minimum for certain fee-based
                                           accounts and certain retirement plan
                                           accounts like 401(k) plans and SEP
                                           accounts, but other restrictions
                                           apply
                                         minimum additional investment:
                                         - $25 for traditional and Roth IRAs,
                                         and Coverdell Education Savings
                                           Accounts
                                         - $50 for all other accounts

                  Using our              minimum initial investment:                You can buy shares any day of the month
                  Systematic             - $50                                      on a monthly, quarterly or semi-annual
                  Investment Plan        minimum additional investment:             schedule.
                                         - $50

Selling shares    In a lump sum          - shares sold by telephone are limited     A Fund will generally send proceeds
                                         to $100,000 in a 30-day period             from the sale to you within seven days
                                         - other restrictions may apply to          (usually on the next business day after
                                           withdrawals from retirement plan         your request is received in "good
                                           accounts                                 form"). However, if you purchased your
                                                                                    shares by check, a Fund may delay
                                                                                    sending the proceeds from the sale of
                                                                                    your shares for up to 15 days after
                                                                                    your purchase to protect against checks
                                                                                    that are returned.

                  Using our Automatic    - no minimum per withdrawal                Your account balance must be at least
                  Withdrawal Plan        - $5,000 requirement waived for certain    $5,000 to set up the plan. You can make
                                         fee based accounts                         withdrawals any day of the month on a
                                                                                    monthly, quarterly or semi-annual
                                                                                    basis. We'll send your money by check
                                                                                    or deposit it directly to your bank
                                                                                    account. No CDSC is deducted if you
                                                                                    withdraw 12% or less of the value of
                                                                                    your shares in a class.

Exchanging        In a lump sum          - new account minimums apply to            You can generally exchange your Class A
  shares                                   exchanges                                shares for Class A shares of any other
                                                                                    Portfolio or Fund distributed by the
                                                                                    Distributor. Some exceptions apply.
                                                                                    You can generally exchange your Class B
                                                                                    shares for Class B shares of any other
                                                                                    Portfolio or Fund distributed by the
                                                                                    Distributor. Some exceptions apply.
                                                                                    You can generally exchange your Class C
                                                                                    shares for Class C shares of any other
                                                                                    Portfolio or Fund distributed by the
                                                                                    Distributor. Some exceptions apply.
                                                                                    You won't pay a front-end sales charge
                                                                                    or CDSC on the shares you're
                                                                                    exchanging. There may be an additional
                                                                                    sales charge if exchanging from a Money
                                                                                    Market Fund. Redemption fees may apply.

                  Using our Automatic    - minimum $100 per exchange                You can make exchanges any day of the
                  Exchange Feature                                                  month.

--------------------------------------------------------------------------------

A BUSINESS DAY IS ANY DAY THAT THE NEW YORK STOCK EXCHANGE (NYSE) IS OPEN. A BUSINESS DAY ENDS AT THE CLOSE OF REGULAR TRADING ON THE NYSE, USUALLY AT 4:00 P.M. EASTERN TIME. IF THE NYSE CLOSES EARLY, THE BUSINESS DAY ENDS AS OF THE TIME THE NYSE CLOSES.

THE NYSE IS CLOSED ON WEEKENDS AND ON THE FOLLOWING NATIONAL HOLIDAYS: NEW YEAR'S DAY, MARTIN LUTHER KING, JR. DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY AND CHRISTMAS DAY.

--------------------------------------------------------------------------------


HOW SHARES ARE PRICED

All transactions are based on the price of a Portfolio's shares -- or its net asset value per share. We calculate net asset value per share for each class of each Portfolio at the end of each business day. The net asset value per share of a Portfolio is based on the net asset value per share of the Columbia Funds the Portfolio invests in.

We calculate the net asset value for each class of a Fund by determining the value of the Fund's assets in the class and then subtracting its liabilities. Next, we divide this amount by the number of shares that investors are holding in the class.

VALUING SECURITIES IN AN UNDERLYING FUND

The value of a Fund's shares is based on the total market value of all of the securities and other assets that it holds as of a specified time. The prices reported on stock exchanges and other securities markets around the world are usually used to value securities in a Fund. If a market price isn't readily available, we will base the price of the security on its fair value. A market price is considered not readily available if, among other circumstances, the most recent reported price is deemed unreliable. For example, securities which may be subject to fair valuation include, but are not limited to: (1) restricted securities for which a pricing service is unable to provide a market price; (2) securities whose trading has been formally suspended; (3) debt securities that have gone into default and for which there is no current market quotation; and
(4) a security whose market price is not available from a pre-established pricing service. In addition, the Funds may fair value securities that trade on a foreign exchange because a significant event has occurred after the foreign exchange closes but before the time as of which a Fund's share price is calculated. Foreign exchanges typically close before the time as of which Fund shares prices are calculated, and may be closed altogether on some days a Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) those impacting a single issuer; (2) governmental actions that affect securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. We use various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a market price is readily available and, if not, what the security's fair value is.

Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when a Fund uses fair value to price securities, it may value those securities higher or lower than another fund that uses market quotations to price the same securities. Columbia Funds has retained an independent fair value pricing service to assist in the fair valuation process for Funds that primarily invest in international securities. Because of the judgment involved in fair value decisions, there can be no assurance that the value ascribed to a particular security is accurate. We use the amortized cost method, which approximates market value, to value short-term investments maturing in 60 days or less. International markets are sometimes open on days when U.S. markets are closed, which means that the value of foreign securities owned by a Fund could change on days when Fund shares cannot be bought or sold.

HOW ORDERS ARE PROCESSED

Orders to buy, sell or exchange shares are processed on business days. Orders received in good order by the Portfolios, Distributor, Transfer Agent or their agents before the end of a business day (usually 4:00 p.m. Eastern time, unless the NYSE closes early) will receive that day's net asset value per share. Orders received after the end of a business day will receive the next business day's net asset value per share. The business day that applies to your order is also called the trade date. We may refuse any order to buy or exchange shares. If this happens, we'll return any money we've received to your selling agent.

TELEPHONE ORDERS
You can place orders to buy, sell or exchange by telephone depending on how you complete the telephone authorization section of our account application and send it to us.

Here's how telephone orders work:

  - If you sign up for telephone orders after you open your account, you must have your signature Medallion Guaranteed.

  - Telephone orders may not be as secure as written orders. You may be responsible for any loss resulting from a telephone order.

  - We'll take reasonable steps to confirm that telephone instructions are genuine. For example, we require proof of your identification before we will act on instructions received by telephone and may record telephone conversations. If we and our service providers don't take these steps, we may be liable for any losses from unauthorized or fraudulent instructions.

  - Telephone orders may be difficult to complete during periods of significant economic or market change.

--------------------------------------------------------------------------------

THE OFFERING PRICE PER SHARE IS THE NET ASSET VALUE PER SHARE PLUS ANY SALES CHARGE THAT APPLIES.

THE NET ASSET VALUE PER SHARE IS THE PRICE OF A SHARE CALCULATED BY A PORTFOLIO EVERY BUSINESS DAY.

--------------------------------------------------------------------------------



(BUYING SHARES     BUYING SHARES
  GRAPHIC)

      Here are some general rules for buying shares:

        - You buy Class A shares at the offering price per share. You buy Class B and Class C shares at net asset value per share.

        - If we don't receive payment within three business days of receiving your order, we reserve the right to cancel your order. We'll return any payment received for orders that have been cancelled.

        - Selling agents are responsible for sending orders to us and ensuring that we receive your money on time.

        - Shares purchased are recorded on the books of the Portfolio. We don't issue certificates.

      MINIMUM INITIAL INVESTMENT



      The minimum initial amount you can buy is usually $1,000.

      If you're buying shares through one of the following accounts or plans, the minimum initial amount you can buy is:

        - $50 using our Systematic Investment Plan

        - $25 for traditional and Roth IRAs, and Coverdell Education Savings Accounts

        - There is no minimum for accounts set up with some fee-based investment advisers or financial planners, including wrap fee accounts and other managed accounts or for 401(k) plans, simplified employee pension plans (SEPs), salary reduction-simplified employee pension plans (SAR-SEPs), Savings Incentives Match Plans for Employees (SIMPLE
          IRAs), salary reduction-IRAs (SAR-IRAs) or other similar kinds of accounts. However, if the value of your account falls below $1,000 for 401(k) plans or $500 for the other plans within one year after you open your account, we may sell your shares. We'll give you 60 days notice in writing if we're going to do this

      MINIMUM ADDITIONAL INVESTMENT



      You can make additional purchases of $50, or $25 for traditional and Roth IRAs, and Coverdell Education Savings Account.

SYSTEMATIC INVESTMENT PLAN
You can make regular purchases of $50 or more using automatic transfers from your bank account to the Portfolios you choose. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - You can buy shares any day of the month on a monthly, quarterly or semi-annual basis.

  - Some exceptions may apply to employees of Bank of America and its affiliates. For details, please contact your investment professional.

--------------------------------------------------------------------------------

"GOOD FORM" MEANS THAT THE MONEY USED TO PURCHASE YOUR SHARES IS FULLY COLLECTED. WHEN SELLING SHARES BY LETTER OF INSTRUCTION, "GOOD FORM" ALSO MEANS
(I) YOUR LETTER HAS COMPLETE INSTRUCTIONS, THE PROPER SIGNATURES AND MEDALLION SIGNATURE GUARANTEES AND (II) ANY OTHER REQUIRED DOCUMENTS ARE ATTACHED. FOR ADDITIONAL DOCUMENTS REQUIRED FOR SALES BY CORPORATIONS, AGENTS FIDUCIARIES, SURVIVING JOINT OWNERS AND OTHER LEGAL ENTITIES PLEASE CALL 1.800.345.6611. NO INTEREST WILL BE PAID ON UNCASHED REDEMPTION CHECKS.




 FOR MORE INFORMATION
 ABOUT TELEPHONE ORDERS,
 SEE HOW ORDERS ARE
 PROCESSED.

--------------------------------------------------------------------------------



(SELLING SHARES    SELLING SHARES
  GRAPHIC)

      Here are some general rules for selling shares:

        - We'll deduct any CDSC from the amount you're selling and send you the balance.

        - If you're selling your shares through a selling agent, we'll normally send the sale proceeds by Fedwire within three business days after the Portfolios, Distributor, Transfer Agent or their agents receive your order in good form. Your selling agent is responsible for depositing the sale proceeds to your account on time.

        - If you're selling your shares directly through us, we'll normally send the sale proceeds by mail or electronic transfer them to your bank account within three business days after the Portfolio receives your order in good form.

        - You can sell up to $100,000 of shares by telephone in a 30-day period if you qualify for telephone orders.

        - If you paid for your shares with a check that wasn't certified, we'll hold the sale proceeds when you sell those shares for at least 15 days after the trade date of the purchase.

        - If you hold any shares in certificate form, you must sign the certificates (or send a signed stock power with them) and send them to the Transfer Agent. Your signature must be Medallion Guaranteed unless you've made other arrangements with us. We may ask for any other information we need to prove that the order is properly authorized.

        - Under certain circumstances allowed under the Investment Company Act of 1940 (1940 Act), we can pay you in securities or other property when you sell your shares.

        - We can delay payment of the sale proceeds for up to seven days.

        - Other restrictions may apply to retirement plan accounts. For more information about these restrictions, please contact your retirement plan administrator.

      We may sell your shares:

        - if the value of your account falls below $1,000 (other than as a result of depreciation in share value), or your account may be subject to an annual fee of $10. The Fund's transfer agent will send you written notification of any such action and provide details on how you can add money to your account to avoid this penalty

        - if your selling agent tells us to sell your shares under arrangements made between the selling agent and you

        - under certain other circumstances allowed under the 1940 Act

AUTOMATIC WITHDRAWAL PLAN
The Automatic Withdrawal Plan lets you withdraw funds any day of the month on a monthly, quarterly or semi-annual basis. You can contact your investment professional or us to set up the plan.

Here's how the plan works:

  - Your account balance must be at least $5,000 to set up the plan. Certain fee based accounts are not subject to the $5,000 requirement.

  - If you set up the plan after you've opened your account, your signature must be Medallion Guaranteed.

  - You won't pay a CDSC on Class A, Class B or Class C shares if you withdraw 12% or less of the value of those shares in a year. Otherwise, we'll deduct any CDSC from the withdrawals.

  - We'll send you a check or deposit the money directly to your bank account.

  - You can cancel the plan by giving your selling agent or us 30 days notice in writing.

It's important to remember that if you withdraw more than your investment in the Portfolio is earning, you'll eventually use up your original investment.

--------------------------------------------------------------------------------

YOU SHOULD MAKE SURE YOU UNDERSTAND THE INVESTMENT OBJECTIVE AND PRINCIPAL INVESTMENT STRATEGIES OF THE PORTFOLIO OR FUND YOU'RE EXCHANGING INTO. PLEASE READ ITS PROSPECTUS CAREFULLY.

--------------------------------------------------------------------------------



(EXCHANGING SHARES       EXCHANGING SHARES
  GRAPHIC)

      You can generally sell shares of a Portfolio to buy shares of another Portfolio or Fund distributed by the Distributor. This is called an exchange. You might want to do this if your investment goals or tolerance for risk changes.

      Here's how exchanges work:

        - The rules for buying shares of a Portfolio or Fund, including any minimum investment requirements, apply to exchanges into that Portfolio or Fund.

        - You may only make exchanges into a Portfolio or Fund that is legally sold in your state of residence.

        - You generally may only make an exchange into a Portfolio or Fund that is accepting investments.

        - A sales charge may apply when exchanging from a Money Market Fund to a Fund with a front-end sales charge.

        - We may change or cancel your right to make an exchange by giving the amount of notice required by regulatory authorities (generally 60 days for a material change or cancellation).

        - You cannot exchange any shares you own in certificate form until the Transfer Agent has received the certificate and deposited the shares to your account.

      You may exchange your shares for shares of the same share class (and in some cases, certain other classes) of another Fund distributed by the Distributor, at net asset value. If your shares are subject to a CDSC, you will not be charged a CDSC upon the exchange. However, when you sell the shares acquired through the exchange, the shares sold may be subject to a CDSC, depending upon when you originally purchased the shares you are exchanging. For purposes of computing the CDSC, the length of time you have owned your shares will be computed from the date of your original purchase and the applicable CDSC will be the CDSC of the original Fund. Unless your account is part of a tax-deferred retirement plan, an exchange is a taxable event, and you may realize a gain or loss for tax purposes. The Fund may terminate your exchange privilege if the Advisor determines that your exchange activity is likely to adversely impact its ability to manage the Fund. See SHORT TERM TRADING ACTIVITY AND MARKET TIMING. To exchange by telephone, call 1.800.345.6611. Please have your account and taxpayer identification numbers available when calling.

      EXCHANGING CLASS A SHARES



      You can generally exchange Class A shares of a Portfolio for Class A shares of any other Portfolio or Fund distributed by the Distributor. Some exceptions apply.

      Here are some rules for exchanging Class A shares:

        - You won't pay a front-end sales charge on the shares of the Portfolio or Fund you're exchanging (unless your initial purchase of Class A shares was of a Columbia Money Market Fund).

        - You won't pay a CDSC, if applicable, on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC at that time will be based on the period from when you bought the original shares until when you sold the shares you received from the exchange.

      EXCHANGING CLASS B SHARES



      You can generally exchange Class B shares of a Portfolio for Class B shares of any other Portfolio or Fund distributed by the Distributor. Some exceptions apply.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

      If you received Class C shares of a Columbia Money Market Fund through an exchange of Class B shares of a Fund before October 1, 1999, a CDSC may apply when you sell your Class C shares. The CDSC will be based on the period from when you bought the original shares until you exchanged them.

      EXCHANGING CLASS C SHARES



      You can generally exchange Class C shares of a Portfolio for Class C shares of any other Portfolio or Fund distributed by the Distributor. Some exceptions apply.

      You won't pay a CDSC on the shares you're exchanging. Any CDSC will be deducted later on when you sell the shares you received from the exchange. The CDSC will be based on the period from when you bought the original shares until you sold the shares you received from the exchange.

AUTOMATIC EXCHANGE FEATURE
The Automatic Exchange Feature lets you exchange $100 or more of Class A, Class B or Class C shares any day of the month. You can contact your investment professional or us to set up the plan.

Here's how automatic exchanges work:

  - Send your request to the Transfer Agent in writing or call 1.800.345.6611.

  - If you set up your plan to exchange more than $100,000 you must have your signature Medallion Guaranteed.

  - You can choose to have us transfer your money on any day of the month.

  - The rules for making exchanges apply to automatic exchanges.

How selling and servicing agents are paid
(PERCENT GRAPHIC)

Your selling and servicing agents usually receive compensation based on your investment in the Portfolios. The kind and amount of the compensation depends on the share class in which you invest. Selling agents typically pay a portion of the compensation they receive to their investment professionals.

COMMISSIONS

Your selling agent may receive an up-front commission (reallowance) when you buy shares of a Portfolio. The amount of this commission depends on which share class you choose:

  - up to 5.00% of the offering price per share of Class A shares. The commission is paid from the sales charge we deduct when you buy your shares

  - up to 4.00% of the net asset value per share of Class B shares. The commission is not deducted from your purchase -- we pay your selling agent directly

  - up to 1.00% of the net asset value per share of Class C shares. The commission is not deducted from your purchase -- we pay your selling agent directly

If you buy Class B or Class C shares you will be subject to higher distribution (12b-1) and shareholder servicing fees and may be subject to a CDSC when you sell your shares.

--------------------------------------------------------------------------------

THE FINANCIAL INSTITUTION OR INTERMEDIARY THAT BUYS SHARES FOR YOU IS ALSO SOMETIMES REFERRED TO AS A SELLING AGENT.

THE DISTRIBUTION FEE IS OFTEN REFERRED TO AS A "12B-1" FEE BECAUSE IT'S PAID THROUGH A PLAN APPROVED UNDER RULE 12B-1 UNDER THE 1940 ACT.

YOUR SELLING AGENT MAY CHARGE OTHER FEES FOR SERVICES PROVIDED TO YOUR ACCOUNT.

--------------------------------------------------------------------------------


DISTRIBUTION (12B-1) AND SHAREHOLDER SERVICING FEES

The Distributor and selling and servicing agents may be compensated for selling shares and providing services to investors under distribution and shareholder servicing plans.

The amount of the fee depends on the class of shares you own:

                                 MAXIMUM ANNUAL DISTRIBUTION (12B-1)
                                    AND SHAREHOLDER SERVICING FEES
                             (AS AN ANNUAL % OF AVERAGE DAILY NET ASSETS)
  CLASS A SHARES     0.25% COMBINED DISTRIBUTION (12B-1) AND SHAREHOLDER
                     SERVICING FEE



  CLASS B SHARES     0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING
                     FEE



  CLASS C SHARES     0.75% DISTRIBUTION (12B-1) FEE, 0.25% SHAREHOLDER SERVICING
                     FEE

Fees are calculated daily and paid to the Distributor periodically. Because these fees are paid out of the Portfolios' assets on an ongoing basis, they will increase the cost of your investment over time, and may cost you more than any sales charges you may pay.

The Portfolios pay these fees to the Distributor and/or to eligible selling and servicing agents and financial institutions, including the Adviser or other affiliates, for as long as the plans continue. We may reduce or discontinue payments at any time.

OTHER COMPENSATION

Selling and servicing agents may also receive:

  - a bonus, incentive or other compensation relating to the sale, promotion and marketing of the Portfolios

  - additional amounts on all sales of shares:

      - up to 1.00% of the offering price per share of Class A shares

      - up to 1.00% of the net asset value per share of Class B shares

      - up to 1.00% of the net asset value per share of Class C shares

  - non-cash compensation like trips to sales seminars, tickets to sporting events, theater or other entertainment, opportunities to participate in golf or other outings and gift certificates for meals or merchandise

Any such compensation, which is paid by the Adviser or the Distributor and not by the Portfolios, is discretionary and may be available only to selected selling and servicing agents. For example, the Distributor sometimes sponsors promotions involving Banc of America Investment Services, Inc., an affiliate of the Adviser and the Distributor, and certain other selling or servicing agents. Selected selling or servicing agents also may receive compensation for opening or servicing a minimum number of accounts.

The Adviser and the Distributor may pay significant amounts from their own assets to selling or servicing agents of the Portfolios for distribution-related activities or other services they provide. These amounts, which are in addition to any sales charges, distribution (12b-1) and shareholder servicing fees paid by the Portfolios, may be fixed dollar amounts or a percentage of sales or both, and may be up-front or ongoing payments or both. Agents may agree to provide a variety of marketing related services or access-advantages to the Portfolios, including, for example, presenting Portfolios on "preferred" or "select" lists, in return for the payments. Selling or servicing agents, in turn, may pay some or all of these amounts to their employees who recommend or sell Fund shares or allocate or invest client assets among different investment options.

In addition, the Adviser and the Distributor may pay significant amounts from their own assets for services provided and costs incurred by third parties of a type that would typically be provided or incurred directly by the Columbia Funds' transfer agent. The Columbia Funds also may pay significant amounts to third party intermediaries, including selling and servicing agents, for providing these types of services or incurring these types of costs.

These and other payments, and the difference between payments made with respect to the Portfolios and those made with respect to other mutual funds available through the agent, may give rise to conflicts of interest between the agent and its clients. You should be aware of these potential conflicts of interest and discuss these matters with your selling or servicing agent.

Distributions and taxes
(DISTRIBUTION AND TAXES GRAPHIC)

--------------------------------------------------------------------------------

THE POWER OF COMPOUNDING

REINVESTING YOUR DISTRIBUTIONS BUYS YOU MORE SHARES OF A PORTFOLIO -- WHICH LETS YOU TAKE ADVANTAGE OF THE POTENTIAL FOR COMPOUND GROWTH.

PUTTING THE MONEY YOU EARN BACK INTO YOUR INVESTMENT MEANS IT, IN TURN, MAY EARN EVEN MORE MONEY. OVER TIME, THE POWER OF COMPOUNDING HAS THE POTENTIAL TO SIGNIFICANTLY INCREASE THE VALUE OF YOUR INVESTMENT. THERE IS NO ASSURANCE, HOWEVER, THAT YOU'LL EARN MORE MONEY IF YOU REINVEST YOUR DISTRIBUTIONS.

--------------------------------------------------------------------------------

ABOUT DISTRIBUTIONS

A mutual fund can make money two ways:

  - It can earn income. Examples are interest paid on bonds and dividends paid on common stocks.

  - A fund can also have capital gain if the value of its investments increases. If a fund sells an investment at a gain, the gain is realized. If a fund continues to hold the investment, any gain is unrealized.

A mutual fund is not subject to federal income tax as long as it distributes all of its net investment income and net realized capital gain to its shareholders. The Portfolios intend to pay out a sufficient amount of their income and capital gain to their shareholders so the Portfolios won't have to pay any federal income tax. When a Portfolio makes this kind of a payment, it's split among all shares and is called a distribution.

All of the Portfolios normally declare and pay distributions of net investment income quarterly, and distribute any net realized capital gain at least once a year. The Portfolios may, however, declare and pay distributions of net investment income more frequently.

Any distribution you receive is based on the number of shares you hold on the record date, which is usually the day the distribution is declared (daily distribution Funds) or the day before the distribution is declared (all other Funds). Shares are eligible to receive net investment income distributions from the settlement date (daily distribution Funds), trade date (all other Funds) or realized capital gain from the trade date of the purchase up to and including the day before the shares are sold.

Different share classes of a Portfolio usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

We'll automatically reinvest distributions in additional shares of the same Portfolio unless you tell us you want to receive your distributions in cash. You can do this by writing to us at the address on the back cover or by calling us at 1.800.345.6611. Distributions of $10 or less will automatically be reinvested in additional Portfolio shares only. If you elect to receive distributions by check and the check is returned as undeliverable, the distribution, and all subsequent distributions, will be reinvested in additional shares of the Portfolio.

We generally pay cash distributions within five business days after the end of the month, quarter or year in which the distribution was made. If you sell all of your shares, we'll normally pay any distribution that applies to those shares in cash within five business days after the sale was made.

If you buy Portfolio shares shortly before the Portfolio makes a distribution, you will, in effect, receive part of your purchase back in the distribution, which is subject to tax. Similarly, if you buy shares of a Portfolio that holds securities with unrealized capital gain, you will, in effect, receive part of your purchase back if and when the Portfolio sells those securities and distributes the realized gain. This distribution is also subject to tax. The Portfolios have built up, or have the potential to build up, high levels of unrealized capital gain.

--------------------------------------------------------------------------------

THIS INFORMATION IS A SUMMARY OF HOW FEDERAL INCOME TAXES MAY AFFECT YOUR INVESTMENT IN THE PORTFOLIOS. IT DOES NOT APPLY TO FOREIGN OR TAX-EXEMPT INVESTORS OR THOSE HOLDING PORTFOLIO SHARES THROUGH A TAX-ADVANTAGED ACCOUNT, SUCH AS A 401(K) PLAN OR IRA. THIS INFORMATION IS NOT INTENDED AS A SUBSTITUTE FOR CAREFUL TAX PLANNING. YOU SHOULD CONSULT WITH YOUR OWN TAX ADVISER ABOUT YOUR SITUATION, INCLUDING ANY FOREIGN, STATE AND LOCAL TAXES THAT MAY APPLY.




 FOR MORE INFORMATION ABOUT TAXES, PLEASE SEE THE SAI.

--------------------------------------------------------------------------------


HOW TAXES AFFECT YOUR INVESTMENT

Distributions of a Portfolio's ordinary income and net short-term capital gain, if any, generally are taxable to you as ordinary income. Distributions that come from net long-term capital gain, if any, generally are taxable to you as long-term capital gain.

An individual's net long-term capital gain is subject to a reduced, maximum 15% rate of tax. A Portfolio's long-term capital gain distributed to individual shareholders generally will qualify for the reduced rate of tax if attributable to the Portfolio's sales and exchanges. Also, if you're an individual Portfolio shareholder, your distributions attributable to dividends received by the Portfolio from certain U.S. and foreign corporations generally will be taxed at a maximum 15% rate of tax as long as certain holding period requirements are met. Absent further legislation, those reduced rates of tax will expire after December 31, 2008. Corporate shareholders may be able to deduct a portion of their distributions when determining their taxable income.

In general, all distributions are taxable to you when paid, whether they are paid in cash or automatically reinvested in additional shares of the Portfolio. Following the end of each year, we'll send you a notice that tells you how much you've received in distributions during the year and their federal tax status. Foreign, state and local taxes may also apply to distributions.

U.S. GOVERNMENT OBLIGATIONS

If you invest in U.S. government obligations directly, interest on those obligations is free from state and local individual income taxes. Distributions you receive that come from interest a Portfolio earns from U.S. government obligations may not be exempt from these taxes. Please consult with your tax adviser.

WITHHOLDING TAX

We're required by federal law to withhold tax on any distributions and redemption proceeds paid to you (including amounts paid in securities and exchanges) if:

  - you haven't given us a correct Taxpayer Identification Number (TIN), usually your social security or employer identification number, and haven't certified that the TIN is correct and withholding doesn't apply

  - the Internal Revenue Service (IRS) has notified us that the TIN listed on your account is incorrect according to its records

  - the IRS informs us that you are otherwise subject to backup withholding

The IRS may also impose penalties against you if you don't give us a correct
TIN.

Amounts we withhold are applied to your federal income tax liability. You may receive a refund from the IRS if the withholding tax results in an overpayment of taxes.

TAXATION OF REDEMPTIONS AND EXCHANGES

Your redemptions (including redemptions paid in securities) and exchanges of Portfolio shares usually will result in a taxable capital gain or loss to you, depending on the amount you receive for your shares (or are deemed to receive in the case of exchanges) and the amount you paid (or are deemed to have paid) for them. Any such capital gain or loss generally will be long-term capital gain or loss if you have held such Portfolio shares for more than one year at the time of redemption or exchange. In certain circumstances, capital losses may be disallowed.



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Legal matters

On February 9, 2005, Banc of America Capital Management, LLC ("BACAP" (now, the Advisor)) and BACAP Distributors, LLC (which has subsequently merged into the Distributor) entered into an Assurance of Discontinuance with the New York Attorney General (the "NYAG Settlement") and consented to the entry of a cease-and-desist order by the SEC (the "SEC Order"). A copy of the NYAG Settlement is available as part of the Bank of America Corporation Form 8-K filing on February 10, 2005 and a copy of the SEC Order is available on the SEC's website. Under the terms of the NYAG Settlement and SEC Order, BACAP and BACAP Distributors, LLC have agreed, among other things, to pay disgorgement and civil money penalties, to undertake various remedial measures to ensure compliance with the federal securities laws related to certain mutual fund trading practices, to retain an independent consultant to review their applicable supervisory, compliance, control and other policies and procedures and to reduce management fees for five years. BACAP and BACAP Distributors, LLC are currently in the process of implementing the various terms of the NYAG Settlement and SEC Order.

In connection with the events that resulted in the NYAG Settlement and SEC Order, various parties filed suits against Columbia Funds Series Trust (formerly known as Nations Funds Trust, its Board of Trustees, Bank of America Corporation and certain of its affiliates, including BACAP and BACAP Distributors, LLC (collectively "BAC"). On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred these cases and cases against several other mutual fund companies based on similar allegations to the United States District Court in Maryland for consolidated or coordinated pretrial proceedings (the "MDL"). Subsequently, additional related cases were transferred to the MDL. On September 29, 2004, the plaintiffs in the MDL filed amended and consolidated complaints. One of these amended complaints is a putative class action that includes claims under the federal securities laws and state common law, and that names Nations Funds Trust (now known as Columbia Funds Series Trust), the Trustees, BAC and others as defendants. Another of the amended complaints is a derivative action purportedly on behalf of the Nations Funds Trust against BAC and others that asserts claims under the federal securities laws and state common law. Nations Funds Trust is a nominal defendant in this action. The MDL is ongoing. Accordingly, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.

Separately, a putative class action (Reinke v. Bank of America N.A., et al.) was filed against Nations Funds Trust and others on December 6, 2004 in the United States District Court for the Eastern District of Missouri relating to the conversion of common trust funds and the investment of assets held in fiduciary accounts in the Funds. Nations Funds Trust has filed a "motion to dismiss" that is pending. Discovery has recently been initiated. At the present time, an estimate of the financial impact of this litigation on any Fund, if any, cannot currently be made.



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Additional hypothetical fees and expense information

The supplemental hypothetical investment information on the following pages provides additional information about the effect of the fees and expenses of each Portfolio, including investment advisory fees and other Portfolio costs, on the Portfolios' returns over a 10-year period. The charts show the estimated fees and expenses that would be charged on a hypothetical investment of $10,000 in each class of the Portfolios assuming a 5% return each year, the hypothetical year-end balance fees and before expenses and the cumulative return after fees and expenses. The charts also assume that the annual expense ratios stay the same throughout the 10-year period, that all dividends and distributions are reinvested and that Class B shares convert to Class A shares after eight years. The annual expense ratio used for each Portfolio, which is the same as that stated in the Annual Fund Operating Expenses tables, is reflected in the charts and is net of any contractual fee waiver or expense reimbursement. Your actual costs may be higher or lower.

[TO BE PROVIDED]



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

--------------------------------------------------------------------------------

THIS GLOSSARY INCLUDES EXPLANATIONS OF THE IMPORTANT TERMS THAT MAY BE USED IN THIS PROSPECTUS. SOME OF THE TERMS EXPLAINED MAY APPLY TO COLUMBIA FUNDS NOT INCLUDED IN THIS PROSPECTUS.

--------------------------------------------------------------------------------

Terms used in this prospectus
(BOOK GRAPHIC)

80% POLICY -- Rule 35d-1 under the 1940 Act (the "Names Rule"), requires certain Funds to adopt an investment policy requiring that, under normal circumstances, at least 80% of its assets will be invested in the type of investment suggested by its name. In most cases, the Names Rule gives affected Funds the option to either (i) declare the 80% Policy a fundamental policy, which means it can only be changed by shareholder approval, or (ii) commit to provide notice to shareholders before changing the 80% Policy. In some cases, the Names Rule requires affected Funds to declare their 80% Policy a fundamental policy. The SAI identifies each Fund that has adopted an 80% Policy as a fundamental policy as well as each Fund that has committed to provide notice to shareholders before changing its 80% Policy.

AMORTIZED COST METHOD -- under Rule 2a-7 of the 1940 Act, the method of calculating an investment company's net asset value whereby portfolio securities are valued at the Fund's acquisition cost as adjusted for amortization of premium or accretion of discount rather than at their current market value.

ASSET-BACKED SECURITY -- a debt security that gives an investor an interest in a pool of assets that is collateralized or "backed" by one or more kinds of assets, including automobile loans or credit card receivables, generally issued by banks, credit card companies or other lenders. Asset-backed securities typically make periodic payments, which may be interest or a combination of interest and a portion of the principal of the underlying assets.

AVERAGE DOLLAR-WEIGHTED MATURITY -- the average length of time until the debt securities held by a Fund reach maturity. In general, the longer the average dollar-weighted maturity, the more a Fund's share price will fluctuate in response to changes in interest rates.

BANK OBLIGATION -- a money market instrument issued by a domestic or U.S. branch of a foreign bank, including certificates of deposit, time deposits and bankers' acceptances.

BOND -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

CAPITAL GAIN OR LOSS -- the difference between the purchase price of a security and its selling price. An investor realizes a capital gain when it sells a security for more than it paid for it. An investor realizes a capital loss when it sells a security for less than it paid for it.

CASH EQUIVALENTS -- short-term, interest-bearing instruments which can easily be converted into cash, including U.S. government obligations, bank obligations, and certain asset-backed securities, foreign government securities and commercial paper issued by U.S. and foreign issuers which, at the time of investment, is rated at least Prime-2 by Moody's Investors Service, Inc. (Moody's), A-2 by S&P, or F-1 by Fitch IBCA (Fitch).

CITIGROUP ALL BB&B-RATED HIGH YIELD MARKET INDEX -- an unmanaged index that measures the performance of below investment-grade debt securities rated "BB" or "B" by Standard & Poor's Corporation and issued by corporations domiciled in the U.S. or Canada. All bonds in the index are publicly placed, have fixed coupons and are non-convertible. It is unavailable for investment and does not reflect fees, brokerage commissions and other expenses of investing.

COLLATERALIZED MORTGAGE OBLIGATION (CMO) -- a type of mortgage-backed security. CMO payment obligations are covered by interest and/or principal payments from a pool of mortgages. In addition, the underlying assets of a CMO are typically separated into classes, called tranches, based on maturity. Each tranche pays a different rate of interest. CMOs are not generally issued by the U.S. government, its agencies or instrumentalities.

COMMERCIAL PAPER -- a short-term debt security issued by banks, corporations, municipalities and other borrowers.

COMMON STOCK -- a security that represents part equity ownership in a company. Common stock typically allows an investor to vote at shareholder meetings and to share in the company's profits by receiving dividends.

CONVERTIBLE DEBT -- a debt security that can be exchanged for common stock (or another type of security) on a specified basis and date.

CONVERTIBLE SECURITY -- a security that can be exchanged for common stock (or another type of security) at a specified rate. Convertible securities include convertible debt, rights and warrants.

CROSSING NETWORKS -- an electronic system where anonymous parties can match buy and sell transactions. These transactions don't affect the market, and transaction costs are extremely low.

CSFB HIGH YIELD INDEX -- an unmanaged trader-priced portfolio constructed to mirror the investable universe of the dollar-denominated high yield debt market. Issues must be publicly registered in the U.S. or issued under Rule 144A with registration rights. The index includes below investment grade, cash pay, zero-coupon, stepped-rate and pay-in-kind bonds with at least one year remaining to maturity. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

DEBT SECURITY -- a security issued by a governmental body or company (the issuer) to help fund their operations or major projects. The issuer pays interest at a specified rate on a specified date or dates, and repays the principal when the security matures. Short-term debt securities include money market instruments such as U.S. Treasury obligations and commercial paper. Long-term debt securities include fixed income securities such as government and corporate bonds, and mortgage-backed and asset-backed securities.

DEPOSITARY RECEIPTS -- evidence of the deposit of a security with a custodian bank. American Depositary Receipts (ADRs), for example, are certificates traded in U.S. markets representing an interest of a foreign company. They were created to make it possible for foreign issuers to meet U.S. security registration requirements. Other examples include ADSs, GDRs and EDRs.

DERIVATIVES -- A derivative is a financial contract whose value is based upon, or "derived" from, an underlying financial asset (such as a stock or a bond), a commodity (such as gold), a market index (such as the S&P 500) or a reference rate (such as the prime lending interest rate). Examples of derivative instruments include futures, options, index-, equity-, commodity- and currency-linked securities, warrants and swap contracts. For a detailed description of the derivatives described here, see the SAI.

DIVERSIFIED -- A diversified fund, as defined by the 1940 Act, must have at least 75% of its total assets in cash and cash equivalents, government securities, securities of other investment companies, or other securities. For purposes of this calculation, the fund may not count securities of a single issuer that comprise more than 5% of the fund's assets.

DIVIDEND YIELD -- rate of return of dividends paid on a common or preferred stock. It equals the amount of the annual dividend on a stock expressed as a percentage of the stock's current market value.

DURATION -- a measure used to estimate how much a Fund's net asset value will fluctuate in response to a change in interest rates. For example, if interest rates rise by one percentage point, the share price of a fund with a duration of five years would decline by about 5%. If interest rates fall by one percentage point, the fund's share price would rise by about 5%.

EQUITY SECURITY -- an investment that gives an investor an equity ownership right in a company. Equity securities (or "equities") include common and preferred stock, rights and warrants.

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) -- a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The securities issued by the FHLMC are guaranteed as to timely payment of interest and the ultimate collection of principal only by the FHLMC and are not insured or guaranteed by the U.S. government.

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) -- a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. FNMA is a congressionally chartered company, although neither its common stock nor the securities it issues are insured or guaranteed by the U.S. government. The securities issued by FNMA are guaranteed as to timely payment of both principal and interest only by FNMA.

FIRST-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds and has the highest short-term rating from a nationally recognized statistical rating organization (NRSRO), or if unrated, is determined by the Fund's portfolio management team to be of comparable quality, or is a money market fund or a government security.

FIXED INCOME SECURITY -- an intermediate to long-term debt security that matures in more than one year.

FOREIGN SECURITY -- a debt or equity security determined by a Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenues or other factors.

FORWARD FOREIGN CURRENCY CONTRACTS -- a forward foreign currency contract includes an obligation to purchase or sell a foreign currency at a specified future date.

FORWARD PURCHASE AGREEMENT -- a contract obligating one party to buy and another party to sell an equity security, commodity, currency or other financial instrument at a specific future date.

FUNDAMENTAL ANALYSIS -- a method of securities analysis that tries to evaluate the intrinsic, or "true," value of a particular stock. It includes a study of the overall economy, industry conditions and the financial condition and management of a company.

FUTURES CONTRACT -- a contract to buy or sell underlying instruments at a specified price on a specified future date. The price is typically set through a futures exchange.

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) -- a government-owned corporation that is considered an agency of the U.S. government. It guarantees, with the full faith and credit of the U.S. government, full and timely payment of all principal and interest on its mortgage-backed securities.

HIGH QUALITY -- includes municipal securities that are rated in the top two highest short-term debt categories according to an NRSRO such as S&P or Moody's. The portfolio management team may consider an unrated municipal security if it is determined to be of comparable quality, based upon guidelines approved by a Fund's Board. Please see the SAI for more information about credit ratings.

HIGH YIELD DEBT SECURITY -- debt securities that, at the time of purchase, are rated "BB" or below by S&P or "Ba" or below by Moody's, or that are unrated and determined by the portfolio management team to be of comparable quality.

INSTRUMENTALITY -- an instrumentality of the U.S. government is a government agency organized under federal charter with government supervision.

INTEREST RATE SWAP -- an agreement between two parties to exchange periodic interest payments based on a predetermined principal amount.

INVESTMENT GRADE -- a debt security that has been given a medium to high credit rating (Baa or higher by Moody's, BBB or higher by S&P or a comparable rating by other NRSROs) based on the issuer's ability to pay interest and repay principal on time. The portfolio management team may consider an unrated debt security to be investment grade if the team believes it is of comparable quality. Please see the SAI for more information about credit ratings.

LEHMAN BROTHERS U.S. AGGREGATE INDEX -- an unmanaged index made up of U.S. government agency and U.S. Treasury securities, corporate bonds and mortgage-backed securities and asset-backed securities. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. AGGREGATE 1-3 YEARS INDEX -- an unmanaged index which measures yield, price and total return for government, Treasury, agency, corporate, mortgage and Yankee bonds with 1-3 years in average life. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LEHMAN BROTHERS U.S. HIGH YIELD INDEX -- an unmanaged index which measures yield, price and total return for corporate and non-corporate fixed rate, non-investment grade debt. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

LIQUIDITY -- a measurement of how easily a security can be bought or sold at a price that is close to its market value.

MERRILL LYNCH ALL CONVERTIBLES ALL QUALITIES INDEX -- an unmanaged index that measures the performance of all U.S. dollar-denominated convertible securities of issuers not currently in bankruptcy. Securities in the index have total market values greater than $50 million at issuance. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MERRILL LYNCH 1-3 YEAR TREASURY INDEX -- an unmanaged index of short-term U.S. Treasury bonds with maturities of one to three years. It is not available for investment and does not reflect fees, brokerage commissions or other expenses of investing.

MONEY MARKET INSTRUMENT -- a short-term, high quality debt security. Money market instruments include U.S. Treasury obligations, U.S. government obligations, certificates of deposit, bankers' acceptances, commercial paper, repurchase agreements and certain municipal securities.

MORTGAGE-BACKED SECURITY OR MORTGAGE-RELATED SECURITY -- a debt security that gives you an interest in, and is backed by, a pool of residential mortgages issued by the U.S. government or by financial institutions. The underlying mortgages may be guaranteed by the U.S. government or one of its agencies, authorities or instrumentalities. Mortgage-backed securities typically make monthly payments, which are a combination of interest and a portion of the principal of the underlying mortgages.

MUNICIPAL SECURITY (OBLIGATION) -- a debt security issued by state or local governments or governmental authorities to pay for public or private projects and services. "General obligations" are typically backed by the issuer's full taxing and revenue-raising powers. "Revenue securities" depend on the income earned by a specific project or authority, like road or bridge tolls, user fees for water or revenues from a utility. Interest income from municipal securities that pay for "public" projects and services is exempt from federal income taxes and is generally exempt from state taxes if an investor lives in the state that issued the security. If an investor lives in the municipality that issued the security, interest income may also be exempt from local taxes.

NON-DIVERSIFIED -- a fund that holds securities of fewer issuers than other kinds of funds. Non-diversified funds tend to have greater price swings than more diversified funds because events affecting one or more of its securities may have a disproportionately large effect on the fund.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

OPTIONS -- An option is the right to buy or sell a security based on an agreed upon price at a specified time. For example, an option may give the holder of a stock the right to sell the stock to another party, allowing the seller to profit if the price has fallen below the agreed price. Options may also be based on the movement of an index such as the S&P 500.

OVER-THE-COUNTER MARKET -- a market where dealers trade securities through a telephone or computer network rather than through a public stock exchange.

PREFERRED STOCK -- a type of equity security that gives you a limited ownership right in a company, with certain preferences or priority over common stock. Preferred stock generally pays a fixed annual dividend. If the company goes bankrupt, preferred shareholders generally receive their share of the company's remaining assets before common shareholders and after bondholders and other creditors. Ownership of preferred stock typically does not come with certain voting rights that come with common stock.

PRE-REFUNDED BOND -- a bond that is repaid before its maturity date. The repayment is generally financed by a new issue. Issuers generally pre-refund bonds during periods of lower interest rates to reduce their interest costs.

PRICE-TO-EARNINGS RATIO (P/E RATIO) -- the current price of a share divided by its actual or estimated earnings per share. The P/E ratio is one measure of the value of a company.

PRIVATE PLACEMENT -- a private placement is the sale of stocks, bonds or other investments directly to a qualified investor without having to register the offering with the SEC or other comparable foreign regulatory authorities. Qualified investors are typically large institutional investors or high net worth individuals. Securities acquired through private placements generally may not be resold.

QUANTITATIVE ANALYSIS -- an analysis of financial information about a company or security to identify securities that have the potential for growth or are otherwise suitable for a fund to buy.

REAL ESTATE INVESTMENT TRUST (REIT) -- a portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls, and real-estate-related loans or interests. A REIT is an entity whose assets are composed primarily of such investments with a special election under the Internal Revenue Code.

REPURCHASE AGREEMENT -- a short-term (often overnight) investment arrangement. The investor agrees to buy certain securities from the borrower and the borrower promises to buy them back at a specified date and price. The difference between the purchase price paid by the investor and the repurchase price paid by the borrower represents the investor's return.

REVERSE REPURCHASE AGREEMENT -- a repurchase agreement in which an investor sells a security to another party, like a bank or dealer, in return for cash, and agrees to buy the security back at a specified date and price. Reverse repurchase agreements are, in effect, loans to a fund.

RIGHT -- a temporary privilege allowing investors who already own a common stock to buy additional shares directly from the company at a specified price or formula.

S&P 500(1) INDEX -- an unmanaged index of 500 widely held common stocks. The S&P 500 covers 80% of the U.S. market and encompasses more than 100 different industry groups. It is not available for investment and does not reflect fees, brokerage commissions to other expenses of investing.

SECOND-TIER SECURITY -- under Rule 2a-7 under the 1940 Act, a debt security that is an eligible investment for money market funds, but is not a first-tier security.

SENIOR SECURITY -- a debt security that allows holders to receive their share of a company's remaining assets in a bankruptcy before other bondholders, creditors, and common and preferred shareholders.

SETTLEMENT DATE -- the date on which an order is settled either by payment or delivery of securities.

SHORT-SELLING -- the practice of borrowing a security (or commodity futures contract) from a broker and selling it, with the understanding that it must later be repurchased and returned to the broker. Short-selling (or "selling short") is a technique used by investors who try to profit from the falling price of a stock.

TOTAL RETURN SWAP -- an agreement between two parties to exchange periodic interest payments for the total return of an equity or fixed income instrument.

TRADE DATE -- the effective date of a purchase, sale or exchange transaction, or other instructions sent to us. The trade date is determined by the day and time we receive the order or instructions in a form that's acceptable to us.

U.S. GOVERNMENT OBLIGATIONS -- a wide range of debt securities that include U.S. Treasury obligations, securities issued or guaranteed by various agencies of the U.S. government, or by various instrumentalities which have been established or sponsored by the U.S. government. Securities issued or guaranteed by federal agencies and U.S. government sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. government.

U.S. TREASURY OBLIGATION -- a debt security issued or guaranteed by the U.S. Treasury. U.S. Treasury obligations are backed by the "full faith and credit" of the U.S. government.

WARRANT -- a certificate that gives you the right to buy common shares at a specified price within a specified period of time.

ZERO-COUPON BOND -- a bond that makes no periodic interest payments. Zero coupon bonds are sold at a deep discount to their face value and mature at face value. The difference between the face value at maturity and the purchase price represents the return.

(1)"Standard & Poor's", "S&P", "S&P 500", "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. The Portfolios are not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Portfolios.



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COLUMBIA MANAGEMENT.


Where to find more information

You'll find more information about Columbia Masters Portfolios in the following document:


STATEMENT OF ADDITIONAL INFORMATION

The SAI contains additional information about the Portfolios and their policies. The SAI is legally part of this prospectus (it's incorporated by reference). A copy has been filed with the SEC. You can obtain a free copy of this document, request other information about the Portfolios and make share-holder inquiries by contacting Columbia Funds:

By telephone:
1.800.345.6611

By mail:
COLUMBIA FUNDS
C/O COLUMBIA FUNDS SERVICES
P.O. BOX 8081
BOSTON, MA 02266-8081

On the Internet:
www.columbiafunds.com


Information about the Portfolios can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Information about the Portfolios is available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.


SEC file number 811-09645
Columbia Funds Series Trust

PRO-36/91460-1005

                       STATEMENT OF ADDITIONAL INFORMATION
                           COLUMBIA FUNDS SERIES TRUST

                 Columbia Masters International Equity Portfolio
                      Columbia Masters Navigator Portfolio
                    Columbia Masters Global Equity Portfolio

         Class A Shares, Class B Shares, Class C Shares, Class R Shares
                               and Class Z Shares

                                February 15, 2006

     This SAI provides information relating to the classes of shares representing interests in the Funds listed above. This information supplements the information contained in the prospectuses for the Funds and is intended to be read in conjunction with the prospectuses. THE SAI IS NOT A PROSPECTUS FOR THE FUNDS. See "About the SAI" for information on what the SAI is and how it should be used.

     Copies of any of the prospectuses may be obtained without charge by writing Columbia Funds, c/o Columbia Funds Services, P.O. Box 8081, Boston, MA 02266-8081, or by calling Columbia Funds at 800-345-6611. The Funds' annual reports to shareholders, including the audited financial statements for the Funds, dated March 31, 2005, are hereby incorporated into this SAI by reference.

     FOR EASE OF USE, CERTAIN TERMS OR NAMES THAT ARE USED IN THIS SAI HAVE BEEN SHORTENED OR ABBREVIATED. A LIST OF THESE TERMS AND THEIR CORRESPONDING FULL NAMES OR DEFINITIONS CAN BE FOUND AT THE END OF THIS SAI IN APPENDIX B. An investor may find it helpful to review the terms and names in Appendix B before reading the SAI.

                                TABLE OF CONTENTS

ABOUT THIS SAI............................................................     1
HISTORY OF THE TRUST......................................................     2
DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS...........................     2
   General................................................................     2
   Investment Policies....................................................     2
      Fundamental Policies................................................     2
      Non-Fundamental Policies............................................     3
      Exemptive Orders....................................................     3
   Permissible Fund Investments and Investment Techniques.................     4
   Descriptions of Permissible Investments................................     4
      Asset-Backed Securities.............................................     4
      Bank Obligations (Domestic and Foreign).............................     5
      Borrowings..........................................................     6
      Derivatives.........................................................     6
      Dollar Roll Transactions............................................     7
      Foreign Securities..................................................     7
      Guaranteed Investment Contracts and Funding Agreements..............     8
      Linked Securities and Structured Products...........................     9
      Money Market Instruments............................................    10
      Mortgage-Backed Securities..........................................    10
      Municipal Securities................................................    11
      Other Investment Companies..........................................    13
      Pass-Through Securities (Participation Interests and Company
         Receipts)........................................................    14
      Private Placement Securities and Other Restricted Securities........    15
      REITs and Master Limited Partnerships...............................    15
      Repurchase Agreements...............................................    16
      Reverse Repurchase Agreements.......................................    17
      Stripped Securities.................................................    17
      Swap Contracts......................................................    17
      U.S. Government Obligations.........................................    18
      Variable- and Floating-Rate Instruments.............................    18
   Other Considerations...................................................    19
      Temporary Defensive Purposes........................................    19
      Portfolio Turnover..................................................    19
      Disclosure of Portfolio Holdings Information........................    19
MANAGEMENT OF THE TRUST...................................................    20
   The Trustees and Principal Officers....................................    20
   Board Committees.......................................................    23
   Board Compensation.....................................................    24
   Columbia Funds Deferred Compensation Plan..............................    25
   Beneficial Equity Ownership Information................................    25
   Approval of Advisory and Sub-Advisory Agreements.......................    25
   Codes of Ethics........................................................    25
PROXY VOTING POLICIES AND PROCEDURES......................................    26
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.......................    26
INVESTMENT ADVISORY AND OTHER SERVICES....................................    26
   Investment Adviser.....................................................    26
      Portfolio Managers..................................................    27
      Investment Advisory Agreements......................................    29
      Advisory Fees Paid..................................................    30
   Administrator..........................................................    30
      Administrator.......................................................    30

      Administration Fees Paid............................................    30
   12b-1 Plans............................................................    30
   Expenses...............................................................    31
   Other Service Providers................................................    32
      Transfer Agents and Custodian.......................................    32
      Independent Registered Public Accounting Firm.......................    32
      Counsel.............................................................    32
BROKERAGE ALLOCATION AND OTHER PRACTICES..................................    32
   General Brokerage Policy, Brokerage Transactions and Broker Selection..    32
   Aggregate Brokerage Commissions........................................    35
   Brokerage Commissions Paid to Affiliates...............................    35
   Directed Brokerage.....................................................    35
   Securities of Regular Broker/Dealers...................................    35
   Monies Paid by the Funds to Intermediaries for Services that Typically
      Would be Provided by the Funds' Transfer Agent......................    35
   Monies Paid by the Adviser, the Distributor or Their Affiliates to
      Selling and Servicing Agents........................................    35
CAPITAL STOCK.............................................................    36
   Description of the Trust's Shares......................................    36
   About the Trust's Capital Stock........................................    36
PURCHASE, REDEMPTION AND PRICING OF SHARES................................    38
   Purchase, Redemption and Exchange......................................    38
   Offering Price.........................................................    38
INFORMATION CONCERNING TAXES..............................................    40
   Qualification as a Regulated Investment Company........................    40
   Excise Tax.............................................................    41
   Capital Loss Carry-Forwards............................................    41
   Equalization Accounting................................................    42
   Taxation of Fund Investments...........................................    42
   Taxation of Distributions..............................................    44
   Sales and Exchanges of Fund Shares.....................................    44
   Federal Income Tax Rates...............................................    45
   Backup Withholding.....................................................    45
   Tax-Deferred Plans.....................................................    46
   Corporate Shareholders.................................................    46
   Foreign Shareholders...................................................    46
UNDERWRITER COMPENSATION AND PAYMENTS.....................................    47
   Advertising Fund Performance...........................................    48
   Yield Calculations.....................................................    49
   Total Return Calculations..............................................    51
   Cumulative Return......................................................    51
   After-Tax Return Calculations..........................................    52
APPENDIX A--DESCRIPTION OF SECURITY RATINGS...............................   A-1
APPENDIX B--GLOSSARY......................................................   B-1
APPENDIX C--PROXY VOTING POLICIES AND PROCEDURES..........................   C-1

                                 ABOUT THIS SAI

     WHAT IS THE SAI?

     The SAI, or statement of additional information, is a section of the registration statement filed with the SEC relating to the Funds. It generally contains information about the Funds that the SEC has concluded is not required to be in the Funds' prospectuses, but that investors may nevertheless find useful. The information generally supplements the discussion of matters set forth in the prospectuses.

     Specifically, the SAI, among other things, provides information about:
Columbia Funds Series Trust, which is the Delaware statutory trust that "houses" the Funds; the investment policies and permissible investments of the Funds; the management of the Funds, including the Board of Trustees; the Funds' investment adviser and sub-advisers; other service providers to the Funds; certain brokerage policies of the Funds; and performance information about the Funds.

     HOW SHOULD I USE THE SAI?

     The SAI is intended to be read in conjunction with the Funds' prospectuses. The SAI is not a prospectus and is not a substitute for reading any prospectus. A copy of any Fund prospectus may be obtained by calling Columbia Funds at (800) 345-6611 or by visiting the Funds online at www.columbiafunds.com.

     WHAT GOVERNS THE TYPE OF INFORMATION THAT IS PUT IN THE SAI?

     The information required to be included in the SAI is governed by a form (called Form N-1A) that all mutual funds must use to register their shares with the SEC and disclose information to investors. Form N-1A generally requires that every mutual fund provide certain information in its SAI (in addition to the information required to be in its prospectus), such as the investment policies and limitations of a fund, the fees that an investment adviser or sub-adviser receives for providing services to the fund and the fees directors or trustees receive from a fund. The SEC generally believes that if all mutual funds are generally required to disclose the same type of information, investors can more easily compare funds and make informed decisions about their investments.

     IS THE SAI AVAILABLE ON THE INTERNET?

     Yes. The SAI is part of the registration statement for the Funds that is filed with the SEC electronically. The registration includes the prospectus, the SAI and other exhibits, such as various agreements and contracts. The SAI, and any supplements to it, can be found by searching the SEC's website at http://www.sec.gov/edgar/searchedgar/companysearch.htm. The "Company Name" that investors should search for is "Columbia Funds Series Trust."

     WHO MAY I CONTACT FOR MORE INFORMATION?

     If you have any questions about the Funds, please call Columbia Funds at
(800) 345-6611 with any questions about the Funds.

                              HISTORY OF THE TRUST

     The Trust is a registered investment company in the Columbia Funds Family. The Columbia Funds Family currently has more than 70 distinct investment portfolios and total assets in excess of $128 billion. The Trust was organized as a Delaware business trust, a form of entity now known as a statutory trust, on October 22, 1999.

     DESCRIPTION OF THE FUNDS' INVESTMENTS AND RISKS

     GENERAL

     All of the Funds are open-end management investment companies and are diversified.

     See "Capital Stock" for a listing and description of the classes of shares that each Fund offers, including shareholder rights.

     INVESTMENT POLICIES

     The investment objectives and principal investment strategies, and the principal investment risks associated with these strategies for each Fund, are discussed in the Fund's prospectus.

     The following discussion of "fundamental" and "non-fundamental" investment policies and limitations for the Funds supplements the discussion in the prospectuses for the Funds. A fundamental policy may only be changed with shareholder approval. A non-fundamental policy may be changed by the Board and does not require shareholder approval.

     Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a Fund's assets that may be invested in any security or other asset, or sets forth a policy regarding a qualitative investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund's acquisition of such security or asset.

     FUNDAMENTAL POLICIES

1. Each Fund may not underwrite any issue of securities within the meaning of the 1933 Act except when it might technically be deemed to be an underwriter either: (a) in connection with the disposition of a portfolio security; or (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Fund's ability to invest in securities issued by other registered management investment companies.

2. Each Fund may not purchase or sell real estate, except a Fund may purchase securities of issuers which deal or invest in real estate and may purchase securities which are secured by real estate or interests in real estate.

3. Each Fund may not purchase or sell commodities, except that a Fund may, to the extent consistent with its investment objective, invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts. This limitation does not apply to foreign currency transactions, including, without limitation, forward currency contracts.

4. Each Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States, or any of their agencies, instrumentalities or political subdivisions; and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

5. Each Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

6. Each Fund may not borrow money or issue senior securities except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

     NON-FUNDAMENTAL POLICIES

1. Each Fund may invest in shares of other open-end management investment companies, subject to the limitations of the 1940 Act, the rules thereunder, and any orders obtained thereunder now or in the future. Any Fund that is purchased by another Fund in reliance on Section 12(d)(1)(G) of the 1940 Act or an exemptive order granting relief from Section 12(d)(1)(G) will not purchase shares of a registered open-end investment company in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. Funds in a master/feeder structure generally invest in the securities of one or more open-end management investment companies pursuant to various provisions of the 1940 Act.

2. Each Fund may not invest or hold more than 15% of the Fund's net assets in illiquid securities. For this purpose, illiquid securities include, among others: (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale;
     (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days; and (c) repurchase agreements not terminable within seven days.

3. Each Fund may invest in futures or options contracts regulated by the CFTC for: (i) bona fide hedging purposes within the meaning of the rules of the CFTC; and (ii) for other purposes if, as a result, no more than 5% of a Fund's net assets would be invested in initial margin and premiums (excluding amounts "in-the-money") required to establish the contracts.

4. Each Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily.

5. Each Fund may not make investments for the purpose of exercising control of management. (Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.)

6. Each Fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales "against the box") or the Fund segregates assets in the amount at least equal to the underlying security or asset.

7. To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the "Names Rule"), and does not otherwise have a fundamental investment policy in place to comply with the Names Rule, it has adopted the following non-fundamental policy: Shareholders will receive at least 60 days' notice of any change to a Fund's investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in Plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type:
     "Important Notice Regarding Change in Investment Policy." This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered.

     EXEMPTIVE ORDERS

     In addition to the policies outlined above, the Columbia Funds Family has received the following exemptive orders from the SEC which enable the Funds to participate in certain transactions beyond the investment limitations described above or described in otherwise applicable restrictions:

1. Pursuant to an exemptive order dated October 5, 1993, all current and future Funds advised by CMA may, subject to certain conditions, pool their uninvested cash balances in one or more joint accounts and use the daily balance of such accounts to enter into repurchase agreements, including the condition that such agreements have a maturity of not more than seven days.

2. Pursuant to an exemptive order dated July 23, 1997, the Funds may, subject to certain conditions, use cash reserves that have not been invested in portfolio securities to purchase shares of Money Market Funds in the Columbia Funds Family in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act.

3. Pursuant to an exemptive order dated December 27, 2000, the Funds may, subject to certain conditions, invest in shares of other affiliated Funds in the Columbia Funds Family, in excess of the limits prescribed in Section 12(d)(1) of the 1940 Act, in addition to investing directly in portfolio securities.

4. Pursuant to an exemptive order dated September 5, 2003, a Fund may, subject to certain conditions, borrow money from other Funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

     PERMISSIBLE FUND INVESTMENTS AND INVESTMENT TECHNIQUES

     A Fund's prospectus identifies and summarizes (1) the types of securities in which a Fund invests as part of its principal investment strategies and (2) the risks associated with such investments. The following provides further information and greater detail about these investments and their key associated risks.

     Subject to its fundamental and non-fundamental investment policies:

     - Each Fund may borrow money, lend its securities and invest in securities issued by other registered management investment companies. See "Descriptions of Permissible Investments--Borrowings," "Descriptions of Permissible Investments--Securities Lending" and "Descriptions of Permissible Investments--Other Investment Companies."

     - Each Fund permitted to use derivatives may do so for hedging purposes or for non-hedging purposes, such as to enhance return. See "Descriptions of Permissible Investments--Derivatives."

     - Each Fund may hold cash or money market instruments, which include bank obligations, guaranteed investment contracts, repurchase agreements, U.S. Government obligations and certain corporate debt securities, such as commercial paper. A Fund may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for more aggressive investing;
          (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests or for other reasons. Accordingly, each Fund will not always stay fully invested in equity securities or longer-term debt securities. See "Descriptions of Permissible Investments--Money Market Instruments."

     - Any Fund that invests in a security that could be deemed to create leverage and thus create a senior security under Section 18(f) of the 1940 Act will segregate assets as required by the 1940 Act (or as permitted by law or SEC staff positions) or enter into certain offsetting positions to cover its obligations.

     The Funds invest in a mix of the International/Global Stock Funds, Stock Funds, Government & Corporate Bond Funds and Money Market Funds in the Columbia Funds Family.

     The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because each Fund is a "fund-of-funds," each takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, each Fund may: (i) own more than 3% of the total outstanding stock of an underlying Fund in which the Fund invests (an "Underlying Fund"), other than another Fund; (ii) invest more than 5% of its assets in any one such Underlying Fund; and (iii) invest more than 10% of its assets, collectively, in Underlying Fund shares.

     Each Fund will concentrate more than 25% of its assets in the mutual fund industry. However, the Underlying Fund will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.

     DESCRIPTIONS OF PERMISSIBLE INVESTMENTS

Additional information about individual types of securities (including key considerations and risks) in which some or all of the Underlying Funds may invest is set forth below.

     ASSET-BACKED SECURITIES

     Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables (CARs) and so-called plastic bonds, backed by credit card receivables.

     The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

     Key Considerations and Risks: The risks of investing in asset-backed securities depend upon payment of the underlying loans by the individual borrowers (i.e., the backing asset). For example, the underlying loans are subject to prepayments, which shorten the weighted average life of asset-backed securities and may lower their return, in the same manner as described under "Descriptions of Permissible Investments--Mortgage-Backed Securities" for prepayments of a pool of mortgage loans underlying mortgage-backed securities. However, asset-backed securities typically do not have the benefit of the same direct security interest in the underlying collateral as do mortgage-backed securities.

     In addition, as purchasers of an asset-backed security, the Underlying Funds generally will have no recourse against the entity that originated the loans in the event of default by a borrower. If the credit enhancement of an asset-backed security held by an Underlying Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Underlying Fund may experience losses or delays in receiving payment.

     BANK OBLIGATIONS (DOMESTIC AND FOREIGN)

     Bank obligations include, for example, certificates of deposit, bankers' acceptances, commercial paper, Yankee dollar certificates of deposit, Eurodollar certificates of deposit, time deposits and promissory notes.

     A certificate of deposit, or so-called CD, is a debt instrument issued by a bank that usually pays interest and which has maturities ranging from a few weeks to several years. A bankers acceptance is a time draft drawn on and accepted by a bank, a customary means of effecting payment for merchandise sold in import-export transactions and a general source of financing. A Yankee dollar certificate of deposit is a negotiable CD issued in the United States by branches and agencies of foreign banks. A Eurodollar certificate of deposit is a CD issued by a foreign (mainly European) bank with interest and principal paid in U.S. dollars. Such CDs typically have maturities of less than two years and have an interest rate which is usually pegged to the London Interbank Offered Rate or LIBOR. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically there are penalties for early withdrawal of a time deposit. A promissory note is a written commitment of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.

     A bank obligation may be issued by: (i) a domestic branch of a domestic bank; (ii) a foreign branch of a domestic bank; (iii) a U.S. branch of a foreign bank; or (iv) a foreign branch of a foreign bank.

     As a general matter, obligations of "domestic banks" are not subject to the Underlying Funds' fundamental investment policies regarding concentration limits. For this purpose, the SEC staff also takes the position that domestic branches of foreign banks and foreign branches of domestic banks may, if certain conditions are met, be treated as "domestic banks." More specifically, "domestic banks" include: (a) domestic branches of domestic banks; (b) domestic branches of foreign banks, to the extent that they are subject to comparable regulation as domestic banks; and (c) foreign branches of domestic banks with respect to which the domestic bank would be unconditionally liable in the event that the foreign branch failed to pay on its instruments for any reason.

     Certain Underlying Funds may invest in exchange-traded Eurodollar contracts. For information about these types of securities, see "Descriptions of Permissible Investments--Futures and Options."

     Key Considerations and Risks: Certain bank obligations, such as some CDs, are insured by the FDIC. Many other bank obligations, however, are neither guaranteed nor insured by the U.S. Government. These bank obligations are "backed" only by the creditworthiness of the issuing bank or parent financial institution.

     Obligations of foreign banks, including Yankee dollar and Eurodollar obligations, involve somewhat different investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that:
(a) their liquidity could be impaired because of political or economic developments; (b) the obligations may be less marketable than comparable obligations of domestic banks; (c) a foreign jurisdiction might impose withholding and other taxes on amounts realized on those obligations; (d) foreign deposits may be seized or nationalized; (e) foreign governmental restrictions such as exchange controls may be adopted, which might adversely affect the payment of principal or interest on those obligations; and (f) the selection of the obligations may be based on less publicly available information concerning foreign banks or that the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to domestic banks. Foreign banks are not subject to examination by any U.S. Government agency or instrumentality.

     BORROWINGS

     Each Underlying Fund has a fundamental policy with respect to borrowing that can be found under the heading "Investment Policies and Limitations" in their SAIs.

     As noted above, pursuant to an exemptive order from the SEC, an Underlying Fund may, subject to certain conditions, borrow money from other funds in the Columbia Funds Family for temporary emergency purposes in order to facilitate redemption requests, or for other purposes consistent with Underlying Fund investment policies and restrictions. All loans are set at an interest rate between the rates charged on overnight repurchase agreements and short-term bank loans.

     An Underlying Fund also may borrow money utilizing a reverse repurchase agreement transaction. See "Descriptions of Permissible Investments--Reverse Repurchase Agreements."

     Key Considerations and Risks: It is possible that an Underlying Fund may wish to borrow money for a temporary or emergency purpose but may not be able to do so.

     DERIVATIVES

     A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, have been trading on regulated exchanges for more than two decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives afford leverage and, when used properly, can enhance returns and be useful in hedging portfolios. Some common types of derivatives include: futures; options; options on futures; forward foreign currency exchange contracts; linked securities and structured products; collateralized mortgage obligations; stripped securities; warrants and swap contracts. For more information about each type of derivative see those sections in this SAI discussing such securities.

     The Underlying Funds may use derivatives for a variety of reasons, including to: enhance an Underlying Fund's return, attempt to protect against possible changes in the market value of securities held in or to be purchased for an Underlying Fund's portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); protect the Underlying Fund's unrealized gains reflected in the value of its portfolios securities; facilitate the sale of such securities for investment purposes; and/or manage the effective maturity or duration of the Underlying Fund's portfolio.

     An Underlying Fund may use any or all of these investment techniques and different types of derivative securities may be purchased at any time and in any combination. There is no particular strategy that dictates the use of one technique rather than another, as use of derivatives is a function of numerous variables including market conditions.

     Key Considerations and Risks: The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the management team uses derivatives to enhance the Underlying Fund's return or as a substitute for a position or security, rather than solely to hedge (or offset) the risk of a position or security held by the Underlying Fund. The success of management's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions. Liquidity risk exists when a security cannot be purchased or sold at the time desired, or cannot be purchased or sold without adversely affecting the price. The management team is not required to utilize derivatives to reduce risks.

     See also "Descriptions of Permissible Investments--Futures and Options," "Descriptions of Permissible Investments--Linked Securities and Structured Products," "Descriptions of Permissible Investments--Stripped Securities," "Descriptions of Permissible Investments--Warrants and Rights" and "Descriptions of Permissible Investments--Swap Contracts."

     DOLLAR ROLL TRANSACTIONS

     Under a mortgage "dollar roll," an Underlying Fund sells mortgage-backed securities for delivery in a given month and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date. During the "roll" period, an Underlying Fund forgoes principal and interest paid on the mortgage-backed securities. An Underlying Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase (the "drop") as well as by the interest earned on the cash proceeds of the initial sale. See also "Descriptions of Permissible Investments--Mortgage-Backed Securities."

     Key Considerations and Risks: Mortgage dollar rolls involve the risk that the market value of the securities the Underlying Fund is obligated to repurchase under an agreement may decline below the repurchase price. Also, these transactions involve some risk to the Underlying Fund if the other party should default on its obligation and the Underlying Fund is delayed or prevented from completing the transaction. In the event that the buyer of securities under a mortgage dollar roll files for bankruptcy or becomes insolvent, the Underlying Fund's use of proceeds of the dollar roll may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Underlying Fund's obligation to repurchase the securities.

     FOREIGN SECURITIES

     Foreign securities are debt, equity or derivative securities determined by an Underlying Fund's portfolio management team to be foreign based on an issuer's domicile, its principal place of business, the source of its revenue or other factors.

     Forward foreign currency exchange contracts -- Forward foreign currency exchange contracts establish an exchange rate at a future date. An Underlying Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security (a "transaction hedge"). In addition, when a foreign currency suffers a substantial decline against the U.S. dollar, an Underlying Fund may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Underlying Fund's securities denominated in such foreign currency. When it is believed that the U.S. dollar may suffer a substantial decline against the foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount (a "position hedge").

     An Underlying Fund may, however, enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount when it is believed that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which the securities are denominated (a "cross-hedge").

     Foreign currency hedging transactions are attempts to protect an Underlying Fund against changes in foreign currency exchange rates between the trade and settlement dates of specific securities transactions or changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, they also tend to limit any potential gain that might be realized should the value of the hedged currency increase.

     An Underlying Fund also may purchase American Depository Receipts ("ADRs"), Global Depository Receipts ("GDRs") and European Depositary Receipts ("EDRs") (collectively "Depositary Receipts"). Depositary Receipts are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation. For ADRs, the depository is typically a U.S. financial institution and the underlying securities are issued by a foreign issuer. For other Depositary Receipts, the depository may be a foreign or a U.S. entity, and the underlying securities may have a foreign or a U.S. issuer. Depositary Receipts will not necessarily be denominated in the same currency as their underlying securities. Generally, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designated for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. An Underlying Fund may invest in Depositary Receipts through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interestholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored Depositary Receipts are not obligated to disclose material information in the United States, and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the Depositary Receipts.

     Key Considerations and Risks: Foreign securities may pose risks greater than those typically associated with an equity, debt or derivative security due to: (1) restrictions on foreign investment and repatriation of capital; (2) fluctuations in currency exchange rates, which can significantly affect an Underlying Fund's share price; (3) costs of converting foreign currency into U.S. dollars and U.S. dollars into foreign currencies; (4) greater price volatility and less liquidity; (5) settlement practices, including delays, which may differ from those customary in U.S. markets; (6) exposure to political and economic risks, including the risk of nationalization, expropriation of assets and war; (7) possible impositions of foreign taxes and exchange control and currency restrictions; (8) lack of uniform accounting, auditing and financial reporting standards; (9) less governmental supervision of securities markets, brokers and issuers of securities; (10) less financial information available to investors; and (11) difficulty in enforcing legal rights outside the United States.

     Certain of the risks associated with investments in foreign securities are heightened with respect to investments in emerging markets countries. Political and economic structures in many emerging market countries, especially those in Eastern Europe, the Pacific Basin, and the Far East, are undergoing significant evolutionary changes and rapid development, and may lack the social, political and economic stability of more developed countries. Investing in emerging markets securities also involves risks beyond the risks inherent in foreign investments. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not be traded internationally and some countries with emerging securities markets have sustained long periods of very high inflation or rapid fluctuation in inflation rates which can have negative effects on a country's economy and securities markets.

     As noted, foreign securities also involve currency risks. The U.S. dollar value of a foreign security tends to decrease when the value of the U.S. dollar rises against the foreign currency in which the security is denominated, and tends to increase when the value of the U.S. dollar falls against such currency. An Underlying Fund may purchase or sell forward foreign currency exchange contracts in order to attempt to minimize the risk to the Underlying Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. An Underlying Fund may also purchase and sell foreign currency futures contracts and related options. See "Descriptions of Permissible Investments--Futures and Options."

     GUARANTEED INVESTMENT CONTRACTS AND FUNDING AGREEMENTS

     Guaranteed investment contracts ("GICs"), investment contracts or funding agreements are debt instruments issued by highly-rated insurance companies. Pursuant to such contracts, an Underlying Fund may make cash contributions to a deposit fund of the insurance company's general or separate accounts.

     Key Considerations and Risks: An Underlying Fund will only purchase GICs from issuers which, at the time of purchase, meet certain credit and quality standards. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in GICs does not currently exist. In addition, the issuer may not be able to return the principal amount of a GIC to an Underlying Fund on seven days' notice or less, at which point the GIC may be considered to be an illiquid investment. Unlike certain types of money market instruments, there is no government guarantee on the payment of principal or interest; only the insurance company backs the GIC.

     LINKED SECURITIES AND STRUCTURED PRODUCTS

     Linked securities, such as index-linked, equity-linked, credit-linked, commodity-linked and currency-linked securities, are types of derivative securities. See generally "Descriptions of Permissible
Investments--Derivatives."

     Index-linked, equity-linked, credit-linked and commodity-linked securities can be either equity or debt securities that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments depend on the performance of an underlying stock, index, or a weighted index of commodity futures such as crude oil, gasoline and natural gas. With respect to equity-linked securities, at maturity, the principal amount of the debt is exchanged for common stock of the issuer or is payable in an amount based on the issuer's common stock price at the time of maturity. Currency-linked debt securities are short-term or intermediate-term instruments that have a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.

     One common type of linked security is a "structured" product. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, or specified instruments (such as commercial bank loans) and the issuance by that entity or one or more classes of securities ("structured securities") backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     Another common type of index-linked security is a S&P Depositary Receipt, or SPDR, which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500 Index. Because a unit investment trust is an investment company under the 1940 Act, an Underlying Fund's investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act. See also "Descriptions of Permissible Investments--Other Investment Companies."

     SPDRs closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500 Index. As a holder of interests in a unit investment trust, an Underlying Fund would indirectly bear its ratable share of that unit investment trust's expenses. At the same time, the Underlying Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Underlying Fund and its shareholders in effect would be absorbing duplicate levels of fees with respect to investments in such unit investment trusts.

     Key Considerations and Risks: Like all derivatives, an Underlying Fund's investments in "linked" securities can lead to large losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Underlying Fund to utilize linked-securities successfully will depend on its ability to correctly predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currency from emerging markets countries, there are certain additional risks associated with such investments. See "Descriptions of Permissible Investments--Foreign Securities."

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, "Descriptions of Permissible Investments--Private Placement Securities and Other Restricted Securities."

     SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of such investment. In addition, because individual investments in SPDRs are not redeemable, except upon termination of the unit investment trust, the liquidity of small holdings of SPDRs will depend upon the existence of a secondary market. Large holdings of SPDRs are called "creation unit size" and are redeemable in-kind only and are not redeemable for cash from the unit investment trust. The price of a SPDR is derived from and based upon the securities held by the unit investment trust. Accordingly, the level of risk involved in the purchase or sale of a SPDR is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for SPDRs is based on a basket of stocks. Disruptions in the markets for the securities underlying SPDRs purchased or sold by an Underlying Fund could result in losses on SPDRs.

     MONEY MARKET INSTRUMENTS

     Money market instruments are high-quality, short-term debt obligations, which include: (1) bank obligations; (2) funding agreements; (3) repurchase agreements; (4) U.S. Government obligations; and (5) certain corporate debt securities, such as commercial paper and master notes (which are generally understood to be unsecured obligations of a firm (often private and/or unrated), privately negotiated by borrower and lender, that contemplate a series of recurring loans and repayments, governed in each case by the terms of the one master note). Such instruments also may be structured to be, what would not otherwise be, a money market instrument by modifying the maturity of a security or interest rate adjustment feature to come within permissible limits.

     Money market mutual funds (i.e., funds that comply with Rule 2a-7 of the 1940 Act) are permitted to purchase most money market instruments, subject to certain credit quality, maturity and other restrictions.

     See "Descriptions of Permissible Investments--Bank Obligations," "Descriptions of Permissible Investments--Corporate Debt Securities," "Descriptions of Permissible Investments--Guaranteed Investment Contracts and Funding Agreements," "Descriptions of Permissible Investments--Repurchase Agreements" and "Descriptions of Permissible Investments--U.S. Government Obligations."

     Key Considerations and Risks: Money market instruments (other than certain U.S. Government obligations) are not backed or insured by the U.S. Government, its agencies or instrumentalities. Accordingly, only the creditworthiness of an issuer, or guarantees of that issuer, support such instruments.

     MORTGAGE-BACKED SECURITIES

     A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans. See "Descriptions of Permissible Investments--Pass-Through Securities."

     Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a private, shareholder-owned company that purchases both government-backed and conventional mortgages from lenders and securitizes them. Its objective is to increase the affordability of home mortgage funds for low- and middle-income home buyers. FNMA is a congressionally chartered company, although neither its stock nor the securities it issues are insured or guaranteed by the federal government. For example, the pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provides certain guarantees. The corporation's stock is owned by savings institutions across the U.S. and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of interest and ultimately collection of principal only by the FHLMC.

     Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

     Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively referred to hereinafter as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets. All references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.

     Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an Underlying Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

     Key Considerations and Risks: Investment in mortgage-backed securities poses several risks, including, among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and an Underlying Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that an Underlying Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

     MUNICIPAL SECURITIES

     Municipal Bonds - Municipal bonds are debt obligations issued by the states, territories and possessions of the United States and the District of Columbia, and also by their political subdivisions, duly constituted offering authorities and instrumentalities. States, territories, possessions and municipalities may issue municipal bonds for a variety of reasons, including, for example, to raise funds for various public purposes such as airports, housing, hospitals, mass transportation, schools, water and sewer works. They may also issue municipal bonds to refund outstanding obligations and to meet general operating expenses. Public authorities also issue municipal bonds to obtain funding for privately operated facilities, such as housing and pollution control facilities, industrial facilities or for water supply, gas, electricity or waste disposal facilities.

     Municipal bonds generally are classified as "general obligation" or "revenue" bonds. There are, of course, variations in the security of municipal bonds, both within a particular classification and between classifications, depending on numerous factors. General obligation bonds are secured by the issuer's pledge of its good faith, credit and taxing power for the payment of principal and interest. The payment of the principal of and interest on such bonds may be dependent upon an appropriation by the issuer's legislative body. The characteristics and enforcement of general obligation bonds vary according to the law applicable to the particular issuer. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Municipal bonds may include "moral obligation" bonds, which are normally issued by special purpose public authorities. If the issuer of moral obligation bonds is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

     Private activity bonds (such as an industrial development or industrial revenue bond) held by an Underlying Fund are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity bonds is usually directly related to the credit standing of the corporate user of the facility involved. Private activity bonds have been or are issued to obtain funds to provide, among other things, privately operated housing facilities, pollution control facilities, convention or trade show facilities, mass transit, airport, port or parking facilities, and certain local facilities for water supply, gas, electricity, or sewage or solid waste disposal. Private activity bonds are also issued for privately held or publicly owned corporations in the financing of commercial or industrial facilities. Most governments are authorized to issue private activity bonds for such purposes in order to encourage corporations to locate within their communities. The principal and interest on these obligations may be payable from the general revenues of the users of such facilities.

     Municipal Notes - Municipal notes are issued by states, municipalities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the related fiscal period. Municipal obligation notes generally have maturities of one year or less. Municipal notes are subdivided into three categories of short-term obligations: municipal notes, municipal commercial paper and municipal demand obligations.

     Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold to meet seasonal working capital or interim construction financing needs of a municipality or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions.

     Municipal demand obligations are subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Underlying Fund may invest are payable, or are subject to purchase, on demand usually on notice of seven calendar days or less. The terms of the notes provide that interest rates are adjustable at intervals ranging from daily to six months.

     Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for federal income tax purposes. Although there is no secondary market for master demand obligations, such obligations are considered by the Underlying Fund to be liquid because they are payable upon demand. The Underlying Fund has no specific percentage limitations on investments in master demand obligations.

     Municipal Leases - Municipal securities also may include participations in privately arranged loans to state or local government borrowers, some of which may be referred to as "municipal leases." Generally, such loans are unrated, in which case they will be determined by the Adviser to be of comparable quality at the time of purchase to rated instruments that may be acquired by an Underlying Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated. Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender. Such loans made by an Underlying Fund may have a demand provision permitting the Underlying Fund to require payment within seven days. Participations in such loans, however, may not have such a demand provision and may not be otherwise marketable.

     Although lease obligations do not constitute general obligations of the municipal issuer to which the government's taxing power is pledged, a lease obligation is ordinarily backed by the government's covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain "non-appropriation" clauses which provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a yearly basis. In addition to the "non-appropriation" risk, these securities represent a relatively new type of financing that has not yet developed the depth of marketability associated with more conventional bonds. In the case of a "non-appropriation" lease, an Underlying Fund's ability to recover under the lease in the event of non-appropriation or default will be limited solely to the repossession of the leased property in the event that foreclosure might prove difficult.

     Key Considerations and Risks: There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different yields while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to its purchase by an Underlying Fund, an issue of municipal securities may cease to be rated, or its rating may be reduced below the minimum rating required for purchase by that Underlying Fund. The Adviser will consider such an event in determining whether an Underlying Fund should continue to hold the obligation.

     The payment of principal and interest on most securities purchased by an Underlying Fund will depend upon the ability of the issuers to meet their obligations. Each state, each of their political subdivisions, municipalities, and public authorities, as well as the District of Columbia, Puerto Rico, Guam, and the Virgin Islands, is a separate "issuer." An issuer's obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Code. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     There are particular considerations and risks relevant to investing in a portfolio of a single state's municipal securities, such as the greater risk of the concentration of an Underlying Fund versus the greater relative safety that comes with a less concentrated investment portfolio.

     The Internal Revenue Service ("IRS") is paying increased attention on whether obligations intended to produce interest exempt from federal income taxation, such as municipal bonds and notes, in fact meet the requirements for such exemption. Ordinarily, the Underlying Funds rely on an opinion from the issuer's bond counsel that interest on the issuer's obligation will be exempt from federal income taxation. However, no assurance can be given that the IRS will not successfully challenge such exemption, which could cause interest on the obligation to be taxable and could jeopardize an investing regulated investment company's ability to pay exempt-interest distributions. Similar challenges may occur as to state-specific exemptions.

     OTHER INVESTMENT COMPANIES

     The Funds invest in a mix of the International/Global Stock Funds, Stock Funds, Government & Corporate Bond Funds and Money Market Funds in the Columbia Funds Family.

     The 1940 Act normally prohibits mutual funds from investing in other mutual funds beyond certain limits. Because each Fund is a "fund-of-funds," each takes advantage of a rule under the 1940 Act that allows it to exceed those limits subject to certain conditions. Accordingly, each Fund may: (i) own more than 3% of the total outstanding stock of an underlying Fund in which the Fund invests (an "Underlying Fund"), other than another

Fund; (ii) invest more than 5% of its assets in any one such Underlying Fund; and (iii) invest more than 10% of its assets, collectively, in Underlying Fund shares.

     Each Fund will concentrate more than 25% of its assets in the mutual fund industry. However, the Underlying Fund will not concentrate 25% or more of their total assets in any one industry unless they are permitted or required to do so in accordance with their own investment objective and principal investment strategies.

     An Underlying Fund may purchase shares of exchange-traded funds ("ETFs"), which are a type of investment company. An Underlying Fund may purchase ETF shares for the same reason it would purchase (and as an alternative to purchasing) futures contracts - to obtain relatively low-cost exposure to the stock market while maintaining flexibility to meet the liquidity needs of the Fund. ETF shares enjoy several advantages over futures. Depending on the market, the holding period, and other factors, ETF shares can be less costly than futures. In addition, ETF shares can be purchased for smaller sums and offer exposure to market sectors and styles for which there is no suitable or liquid futures contract. An Underlying Fund may also purchase ETF shares for other purposes, including improving its ability to track its underlying index.

     Key Considerations and Risks: An Underlying Fund may derive certain advantages from being able to invest in shares of other investment companies; for example, this ability may allow the Fund to gain exposure to a type of security. It also may facilitate an Underlying Fund being fully invested. However, there may be certain disadvantages; for example, it may cost more in terms of fees. That is to say, a shareholder may be charged fees not only on the Fund shares held directly, but also on the mutual fund shares that the Fund purchases. Whether any anticipated return from such an investment will outweigh the costs of purchasing such mutual fund shares when deciding to invest will be considered by the Funds.

     An investment in an ETF generally presents the same primary risks as an investment in an open-end investment company that is not exchange traded that has the same investment objectives, strategies, and policies. The price of an ETF can fluctuate within a wide range, and an Underlying Fund could lose money investing in an ETF if the prices of the securities held by the ETF go down. In addition, ETFs are subject to the following risks that do not apply to an open-end investment company that is not exchange-traded: (i) the market price of the ETF's shares may trade at a discount to their net asset value; (ii) an active trading market for an ETF's shares may not develop or be maintained; or
(iii) trading of an ETF's shares may be halted if the listing exchange's officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide "circuit breakers" (which are tied to large decreases in stock prices) halts stock trading generally.

     PASS-THROUGH SECURITIES (PARTICIPATION INTERESTS AND COMPANY RECEIPTS)

     A pass-through security is a share or certificate of interest in a pool of debt obligations that have been repackaged by an intermediary, such as a bank or broker-dealer. The purchaser of a pass-through security receives an undivided interest in the underlying pool of securities. The issuers of the underlying securities make interest and principal payments to the intermediary which are passed through to purchasers, such as the Underlying Funds. The most common type of pass-through securities are mortgage-backed securities. GNMA Certificates are mortgage-backed securities that evidence an undivided interest in a pool of mortgage loans. GNMA Certificates differ from bonds in that principal is paid back monthly by the borrowers over the term of the loan rather than returned in a lump sum at maturity. An Underlying Fund may purchase modified pass-through GNMA Certificates, which entitle the holder to receive a share of all interest and principal payments paid and owned on the mortgage pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment. GNMA Certificates are backed as to the timely payment of principal and interest by the full faith and credit of the U.S. Government.

     FHLMC issues two types of mortgage pass-through securities: mortgage participation certificates and guaranteed mortgage certificates. Participation certificates resemble GNMA Certificates in that the participation certificates represent a pro rata share of all interest and principal payments made and owed on the underlying pool. FHLMC guarantees timely payments of interest on the participation certificates and the full return of principal. Guaranteed mortgage certificates also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. This type of security is guaranteed by FHLMC as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     FNMA issues guaranteed mortgage pass-through certificates. FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owned on the underlying pool. This type of security is guaranteed by the FNMA as to timely payment of principal and interest but is not backed by the full faith and credit of the U.S. Government.

     Key Considerations and Risks: Except for guaranteed mortgage certificates, each of the mortgage-backed securities described above is characterized by monthly payments to the holder, reflecting the monthly payments made by the borrowers who received the underlying mortgage loans. The payments to the securities holders, such as the Underlying Funds, like the payments on the underlying loans, represent both principal and interest. Although the underlying mortgage loans are for specified periods of time, such as 20 or 30 years, the borrowers can, and typically do, pay them off sooner. Thus, the security holders frequently receive prepayments of principal in addition to the principal that is part of the regular monthly payments. Estimated prepayment rates will be a factor considered in calculating the average weighted maturity of an Underlying Fund which owns these securities. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. This means that in times of declining interest rates, higher yielding mortgage-backed securities held by an Underlying Fund might be converted to cash and the Underlying Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities in the mortgage-backed securities sector or in other investment sectors. Additionally, prepayments during such periods will limit an Underlying Fund's ability to participate in as large a market gain as may be experienced with a comparable security not subject to prepayment.

     PRIVATE PLACEMENT SECURITIES AND OTHER RESTRICTED SECURITIES

     Although many securities are offered publicly, some are offered privately only to certain qualified investors. Private placements may often offer attractive opportunities for investment not otherwise available on the open market. However, the securities so purchased are often "restricted," i.e., they cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are "not readily marketable" because they are subject to other legal or contractual delays in or restrictions on resale.

     Generally speaking, private placements may be sold only to qualified institutional buyers, or in a privately negotiated transaction to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.

     Private placements may be considered illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Underlying Fund has valued the securities. Illiquid securities are considered to include, among other things, written over-the-counter options, securities or other liquid assets being used as cover for such options, repurchase agreements with maturities in excess of seven days, certain loan participation interests, fixed time deposits which are not subject to prepayment or provide for withdrawal penalties upon prepayment (other than overnight deposits), and other securities whose disposition is restricted under the federal securities laws (other than securities issued pursuant to Rule 144A under the 1933 Act and certain commercial paper that has been determined to be liquid under procedures approved by the Board). Illiquid securities may include privately placed securities, which are sold directly to a small number of investors, usually institutions.

     Key Considerations and Risks: Private placements are generally subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, an Underlying Fund could find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the Underlying Fund's net asset value due to the absence of a trading market.

     Unlike public offerings, restricted securities are not registered under the federal securities laws. Although certain of these securities may be readily sold, others may be illiquid, and their sale may involve substantial delays and additional costs.

     REITS AND MASTER LIMITED PARTNERSHIPS

     A real estate investment trust, or REIT, is a managed portfolio of real estate investments which may include office buildings, apartment complexes, hotels and shopping malls. An equity REIT holds equity positions in real estate, and it seeks to provide its shareholders with income from the leasing of its properties, and with capital gains from any sales of properties. A mortgage REIT specializes in lending money to developers of properties, and passes any interest income it may earn to its shareholders.

     Partnership units of real estate and other types of companies are sometimes organized as master limited partnerships in which ownership interests are publicly traded. Master limited partnerships often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects.

     Generally, a master limited partnership is operated under the supervision of one or more managing general partners. Limited partners (like an Underlying Fund that invests in a master limited partnership) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement.

     Key Considerations and Risks: REITs may be affected by changes in the value of the underlying property owned or financed by the REIT; mortgage REITs also may be affected by the quality of credit extended. Both equity and mortgage REITs are dependent upon management skills and may not be diversified. REITs also may be subject to heavy cash flow dependency, defaults by borrowers, self-liquidation and the possibility of failing to qualify for preferential treatment under the Code.

     The real estate industry is particularly sensitive to economic downturns. The value of securities of issuers in the real estate industry is sensitive to changes in real estate values and rental income, property taxes, interest rates, tax and regulatory requirements, overbuilding, extended vacancies of properties and the issuer's management skills. In addition, the value of a REIT can depend on the structure of and cash flow generated by the REIT. Mortgage REITs are subject to the risk that mortgagors may not meet their payment obligations. Each investment also has its unique interest rate and payment priority characteristics. In addition, REITs are subject to unique tax requirements which, if not met, could adversely affect dividend payments. Also, in the event of a default of an underlying borrower or lessee, a REIT could experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     The risks of investing in a master limited partnership are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in a master limited partnership than investors in a corporation. Additional risks involved with investing in a master limited partnership are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

     REPURCHASE AGREEMENTS

     A repurchase agreement is a money market instrument that is a contract under which an Underlying Fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the Underlying Fund to resell such security at a fixed time and price (representing the Underlying Fund's cost plus interest). Repurchase agreements may be viewed, in effect, as loans made by an Underlying Fund which are collateralized by the securities subject to repurchase. Typically, the Underlying Funds will enter into repurchase agreements only with commercial banks and registered broker/dealers and only with respect to the highest quality securities, such as U.S. Government obligations. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest. See "Descriptions of Permissible Investments--Money Market Instruments."

     Key Considerations and Risks: Repurchase Agreements are generally subject to counterparty risk, which is the risk that the counterparty to the agreement could default on the agreement. If a seller defaults, an Underlying Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of the sale including accrued interest are less than the resale price provided in the agreement, including interest. In addition, if the seller becomes involved in bankruptcy or insolvency proceedings, the Underlying Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if, for example, the Underlying Fund is treated as an unsecured creditor and required to return the underlying collateral to the seller or its assigns.

     Pursuant to an exemptive order issued by the SEC, the Underlying Funds may "combine" uninvested cash balances into a joint account, which may be invested in one or more repurchase agreements.

     REVERSE REPURCHASE AGREEMENTS

     A reverse repurchase agreement is a contract under which an Underlying Fund sells a security for cash for a relatively short period (usually not more than one week) subject to the obligation of the Underlying Fund to repurchase such security at a fixed time and price (representing the seller's cost plus interest). Reverse repurchase agreements may be viewed as borrowings made by an Underlying Fund.

     Key Considerations and Risks: Reverse repurchase agreements involve the risk that the market value of the securities the Underlying Funds are obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Underlying Funds' use of proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Underlying Funds' obligation to repurchase the securities. In addition, reverse repurchase agreements are techniques involving leverage, and are subject to asset coverage requirements. Under the requirements of the 1940 Act, the Underlying Funds are required to maintain an asset coverage (including the proceeds of the borrowings) of at least 300% of all borrowings.

     STRIPPED SECURITIES

     Stripped securities are derivatives in which an instrument's coupon (or interest ) is separated from its corpus (or principal) and then are re-sold separately, usually as zero-coupon bonds. See generally "Descriptions of Permissible Investments--Derivatives." Because stripped securities are typically products of brokerage houses and the U.S. Government, there are many different types and variations. For example, separately traded interest and principal securities, or STRIPS, can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through the Federal Book-Entry System. Stripped mortgage-backed securities, or SMBS, can also issued by the U.S. Government or an agency. TIGERS are Treasury securities stripped by brokers. See also "Descriptions of Permissible Investments--Zero-Coupon Securities."

     The Adviser will only purchase stripped securities for Money Market Funds where the securities have a remaining maturity of 397 days or less; therefore, the Money Market Funds may only purchase the interest component parts of U.S. Treasury securities.

     Key Considerations and Risks: If the underlying obligations experience greater than anticipated prepayments of principal, the Underlying Fund may fail to fully recover its initial investment. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on a class of SMBS that receives all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recovered. SMBS issued by the U.S. Government (or a U.S. Government agency or instrumentality) may be considered liquid under guidelines established by the Trust's Board if they can be disposed of promptly in the ordinary course of business at a value reasonably close to that used in the calculation of the Underlying Fund's per share net asset value.

     SWAP CONTRACTS

     Swap agreements are derivative instruments. See generally "Descriptions of Permissible Investments--Derivatives." They can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease an Underlying Fund's exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names, including interest rate, index, credit, equity, credit default and currency exchange rate swap agreements. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor. Swap agreements will tend to shift an Underlying Fund's investment exposure from one type of investment to another. For example, if the Underlying Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Underlying Fund's exposure to long-term interest rates. Caps and floors have an effect similar to buying or writing options.

     Key Considerations and Risks: Depending on how they are used, swap agreements may increase or decrease the overall volatility of an Underlying Fund's investments and its share price and yield. Additionally, whether an Underlying Fund's use of swap contracts will be successful in furthering its investment objective will depend on the Adviser's ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, an Underlying Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factor that determines the amounts of payments due to and from an Underlying Fund. If a swap agreement calls for payments by an Underlying Fund, the Underlying Fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declines, the value of a swap agreement would likely decline, potentially resulting in losses. However, an Underlying Fund will closely monitor the credit of a swap contract counterparty in order to minimize this risk. An Underlying Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.

     The Adviser does not believe that an Underlying Fund's obligations under swap contracts are senior securities and, accordingly, an Underlying Fund will not treat them as being subject to its borrowing restrictions.

     U.S. GOVERNMENT OBLIGATIONS

     U.S. Government obligations include securities that are issued or guaranteed by the United States Treasury, by various agencies of the U.S. Government, or by various instrumentalities which have been established or sponsored by the U.S. Government. U.S. Treasury securities are backed by the "full faith and credit" of the United States. Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. Some of the U.S. Government agencies that issue or guarantee securities include the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and FNMA.

     Because of their relative liquidity and high credit quality, U.S. Government obligations are often purchased by the Money Market Funds, and can in some instances, such as for Treasury Reserves, comprise almost all of their portfolios.

     Key Considerations and Risks: In the case of those U.S. Government obligations not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event that the agency or instrumentality does not meet its commitment.

     VARIABLE- AND FLOATING-RATE INSTRUMENTS

     These types of securities have variable- or floating-rates of interest and, under certain limited circumstances, may have varying principal amounts. Unlike a fixed interest rate, a variable or floating interest rate is one that rises and falls based on the movement of an underlying index of interest rates. For example, many credit cards charge variable interest rates, based on a specific spread over the prime rate. Most home equity loans charge variable rates tied to the prime rate.

     Variable- and floating-rate instruments pay interest at rates that are adjusted periodically according to a specified formula; for example, some adjust daily and some adjust every six months. The variable- or floating-rate tends to decrease the security's price sensitivity to changes in interest rates. These types of securities are relatively long-term instruments that often carry demand features permitting the holder to demand payment of principal at any time or at specified intervals prior to maturity.

     Key Considerations and Risks: In order to most effectively use these investments, the Adviser must correctly assess probable movements in interest rates. This involves different skills than those used to select most portfolio securities. If the Adviser incorrectly forecasts such movements, an Underlying Fund could be adversely affected by the use of variable- or floating-rate obligations.

     OTHER CONSIDERATIONS

     TEMPORARY DEFENSIVE PURPOSES

     Each Fund may invest all of its assets in Columbia Cash Reserves. It may invest in these securities without limit, when the Adviser: (i) believes that the market conditions are not favorable for profitable investing; (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons.

     When a Fund engages in such strategies, it may not achieve its investment objective.

     PORTFOLIO TURNOVER

     The length of time a Fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a Fund is known as "portfolio turnover." A Fund may engage in frequent and active trading of portfolio securities in order to achieve its investment objective. High portfolio turnover (e.g., over 100%) involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales may also result in adverse tax consequences to a Fund's shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.

     For each Fund's portfolio turnover rate, see the "Financial Highlights" in the prospectus for that Fund. The Funds, which are new series, do not yet have financial highlights.

     DISCLOSURE OF PORTFOLIO HOLDINGS INFORMATION

     The Board has adopted policies with respect to the disclosure of the Funds' portfolio holdings by the Funds, CMA, or their affiliates. The Trustees of Columbia Funds have adopted policies and procedures designed to ensure that disclosure of information regarding the Funds' portfolio securities is in the best interest of Fund shareholders, including procedures to address conflicts of interests of a Fund's shareholders, on the one hand, and those of a Fund's investment adviser, sub-adviser, or any affiliated person of a Fund, on the other. These policies provide that Fund portfolio holdings information generally may not be disclosed to any party prior to: (1) the day next following the posting of such information on the Funds' website at www.Columbiafunds.com, if applicable, (2) the day next following the filing of the information with the SEC in a required filing, or (3) for money market funds, the fifth business day following each calendar month-end, at which time each money market fund's complete list of portfolio holdings will be available. Certain limited exceptions that have been approved by the Trustees as part of the Funds' policies are described below. The Board shall be updated as needed regarding the Funds' compliance with the policies, including information relating to any potential conflicts of interest between the interests of Fund shareholders and those of CMA and its affiliates. The Funds' policies prohibit CMA and the Funds' other service providers from entering into any agreement to disclose Fund portfolio holdings information in exchange for any form of consideration. These policies apply to disclosure of portfolio holding information to all categories of persons, including, without limitation, individual investors, institutional investors, intermediaries that distribute the Funds' shares, third-party service providers, rating and ranking organizations and affiliated persons of the Funds.

     Public Disclosures

     The Funds' portfolio holdings are currently disclosed to the public through required filings with the SEC and, for underlying Stock, International Stock, Global Stock, Index, Government & Corporate Bond and Municipal Bond Funds, on the Funds' website at www.columbiafunds.com. Each of these Funds compiles a "top ten holdings" list composed of its ten largest holdings. This information currently is produced, quarterly for Stock, International Stock, Global Stock, Index, Government & Corporate Bond and Municipal Bond Funds, and is available on the Funds' website. The top ten holdings information is as of the last day of the previous quarter.

     The Funds file their portfolio holdings with the SEC for each fiscal quarter on Form N-CSR (with respect to each annual period and semi-annual period) and Form N-Q (with respect to the first and third quarters of each Fund's fiscal year). Shareholders may obtain the Funds' Form N-CSR and N-Q filings on the SEC's website at www.sec.gov. In addition, the Funds' Form N-CSR and N-Q filings may be reviewed and copied at the SEC's public reference room in Washington, D.C. You may call the SEC at 1-800-SEC-0330 for information about the SEC's website or the operation of the public room.

     The Funds, CMA or their affiliates may include portfolio holdings information that has already been made public through a web posting or SEC filing in marketing literature and other communications to shareholders, advisers or other parties, provided that the information is disclosed no earlier than the day after the date the information is disclosed publicly.

     Other Disclosures.

     The Funds' policies provide that non-public disclosures of the Funds' portfolio holdings may be made if (1) the Fund has a legitimate business purpose for making such disclosure, (2) the Fund's chief executive officer authorizes such public disclosure of information, and (3) the party receiving the non-public information enters into a confidentiality agreement, which includes a duty not to trade on the non-public information.

     The Funds periodically discloses portfolio information on a confidential basis to various service providers that require such information in order to assist the Fund with its day-to-day business affairs. In addition to CMA and its affiliates, these service providers include the Funds' custodian, the Funds' independent registered public accounting firm, legal counsel, financial printers (Merrill and Bowne & Co., Inc.), the Funds' proxy voting service provider (Alamo Direct Mail Services, Inc.), the Funds' proxy solicitor (Georgeson Shareholder Communications Inc.), rating agencies that maintain ratings on certain Columbia Funds ( Fitch, Inc. and Standard and Poor's) and service providers that support Columbia Management's trading systems (InvestorTool, Inc. and Thomson Financial) and service providers that provide reconciliation services (Electra Information Systems). These service providers are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. The Fund may also disclose portfolio holdings information to broker/dealers and certain other entities related to potential transactions and management of the Funds, provided that reasonable precautions, including limitations on the scope of the portfolio holdings information disclosed, are taken to avoid any potential misuse of the disclosed information.

     Certain clients of the Funds' investment adviser(s) may follow a strategy similar to that of the Funds, and have access to portfolio holdings information for their account. It is possible that such information could be used to infer portfolio holdings information relating to the Fund.

                             MANAGEMENT OF THE TRUST

     The business and affairs of the Trust are managed under the direction of the Board. The Board is generally responsible for the overall management and supervision of the business and affairs of the Trust and the Funds, which includes formulating policies for the Funds, approving major service provider contracts (including investment advisory agreements) and authorizing Trust officers to carry out the actions of the Board. A majority of the Trustees are Independent Trustees, that is, they are not affiliated with the Adviser or otherwise "interested persons" as defined in the 1940 Act. Although all Trustees are charged with the fiduciary duty of protecting shareholders interests when supervising and overseeing the management and operations of the Trust, the Independent Trustees have particular responsibilities for assuring that the Trust is managed in the best interests of its shareholders, including being charged with certain specific legally mandated duties.

     The Board, including certain of its Committees described below, meets at least quarterly to review, among other things, the business and operations, investment performance and regulatory compliance of the Funds. At least annually, the Board reviews, among other things, the fees paid to: (i) the Adviser and any affiliates, for investment advisory and sub-advisory services and other administrative and shareholder services; and (ii) the Distributor for the distribution and sale of Fund shares.

     THE TRUSTEES AND PRINCIPAL OFFICERS

     The following table provides basic information about the Trustees and principal Officers of the Trust. No person shall be qualified to stand for election or appointment as a Trustee if such person has already reached the age of 72. Each Trustee shall retire from service on the Board no later than the end of the calendar year in which such Trustee reaches age 72, provided that any Trustee may continue to serve for successive annual periods thereafter upon the vote of a majority of the other Trustees.

     All of the Trustees are Independent Trustees. The address of each Trustee and principal Officer is: c/o Columbia Funds, One Financial Center, Boston, MA 02110.

                                                                                      NUMBER OF
                               TERM OF                                                 FUNDS IN
NAME AND AGE                 OFFICE AND                                                  FUND
POSITION HELD WITH THE        LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST    COMPLEX     OTHER DIRECTORSHIPS HELD BY
TRUSTS                       TIME SERVED                   FIVE YEARS                  OVERSEEN              TRUSTEE
----------------------     --------------   ---------------------------------------   ---------   -----------------------------
Edward J. Boudreau, Jr.    Indefinite       Managing Director - E.J. Boudreau &       74          Trustee - The Museum of
Age 61                     term; Trustee    Associates (consulting), through                      Science, Boston; Advisory
Trustee                    since January    current; Chairman and Chief Executive                 Board Member - Perennial
                           2005             Officer - John Hancock Funds (mutual                  Capital Advisors
                                            funds), from 1989 to 2000

William P. Carmichael      Indefinite       Retired; Senior Managing Director - The   74          Director - Cobra Electronics
Age: 62                    term; Trustee    Succession Fund (a company formed to                  Corporation (electronic
Trustee and Chairman of    since 1999       advise and buy family owned companies),               equipment manufacturer);
the Board                                   from 1998 to April 2001                               Spectrum Brands, Inc.
                                                                                                  (batteries); Simmons Company
                                                                                                  (bedding); and The Finish
                                                                                                  Line (apparel); and Chairman
                                                                                                  of the Board and Director -
                                                                                                  Hatteras Income Securities,
                                                                                                  Inc. ("Hatteras")

William A. Hawkins         Indefinite       President, Retail Banking - IndyMac       74          Vice Chairman - San Gabriel
Age: 62                    term; Trustee    Bancorp, Inc., from September 1999 to                 Valley Red Cross; Director -
Trustee                    since January    August 2003                                           Leadership Pasadena and
                           2005                                                                   Operation Hope; and Trustee -
                                                                                                  The Chandler School

R. Glenn Hilliard          Indefinite       Chairman and Chief Executive Officer -    78          Director - Conseco, Inc.
Age: 62                    term; Trustee    Hilliard Group LLC (investing and                     (insurance), Alea Group
Trustee                    since January    consulting), from April 2003 through                  Holdings (Bermuda), Ltd.
                           2005             current; Chairman and Chief Executive                 (insurance), Piedmont Medical
                                            Officer - ING Americas, from 1999 to                  Center, and High Museum of
                                            April 2003; and Non-Executive Chairman                Art, Atlanta; and President
                                            and Director - Conseco, Inc.                          and Director - Clemson
                                            (insurance), from September 2004                      University Foundation
                                            through current

Minor M. Shaw              Indefinite       President - Micco Corporation and         78          Board Member - Piedmont
Age: 57                    term; Trustee    Mickel Investment Group (family                       Natural Gas; Chairman and
Trustee                    since 2003       investments)                                          Trustee - The Daniel-Mickel
                                                                                                  Foundation of South Carolina
                                                                                                  (family investments);
                                                                                                  Vice-Chairman and Trustee -
                                                                                                  Greenville-Spartanburg
                                                                                                  Airport Commission; Trustee -
                                                                                                  Duke Endowment, The
                                                                                                  Hollingsworth Funds, The
                                                                                                  Belle Baruch Foundation and
                                                                                                  the South Carolina Foundation
                                                                                                  for Independent Colleges;
                                                                                                  Chairman - Urban League of
                                                                                                  the Upstate; and Board Member
                                                                                                  - United Way of Greenville
                                                                                                  County and United Way of
                                                                                                  South Carolina

                               PRINCIPAL OFFICERS

Christopher L. Wilson      Indefinite       President and Chief Executive Officer -   n/a         n/a
Age: 47                    Term;            the Trusts and Hatteras, since January
President and Chief        President and    2005; President - Columbia Funds,
Executive Officer          Chief            Liberty Funds and Stein Roe Funds,
                           Executive        since October 2004; Senior Vice
                           Officer          President - Columbia Management
                           since January    Advisors, Inc., Columbia Funds
                           2005             Distributor, Inc. and BACAP
                                            Distributors, since January 2005;
                                            Managing Director - BACAP, since
                                            January 2005; Director - Columbia Funds
                                            Services, Inc., since January 2005;
                                            President and Chief Executive Officer -
                                            CDC IXIS AM Services, Inc. (asset
                                            management), from September 1998
                                            through August 2004; and a senior
                                            officer or director

                                                                                      NUMBER OF
                               TERM OF                                                 FUNDS IN
NAME AND AGE                 OFFICE AND                                                  FUND
POSITION HELD WITH THE        LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST    COMPLEX     OTHER DIRECTORSHIPS HELD BY
TRUSTS                       TIME SERVED                   FIVE YEARS                  OVERSEEN              TRUSTEE
----------------------     --------------   ---------------------------------------   ---------   -----------------------------
                                            of various other
                                            Bank of America-affiliated entities,
                                            including other registered and
                                            unregistered funds

J. Kevin Connaughton       Indefinite       Treasurer and Chief Financial Officer -   n/a         n/a
Age: 40                    term;            the Trusts and Hatteras, since January
Treasurer and Chief        Treasurer        2005; Treasurer - Columbia Funds, since
Financial Officer          and Chief        October 2003, and the Liberty Funds,
                           Financial        Stein Roe Funds and Liberty All-Star
                           Officer since    Funds, since December 2000;
                           January 2005     Vice-President - Columbia Management
                                            Advisors, Inc., since April 2003;
                                            President - Columbia Funds, Liberty
                                            Funds and Stein Roe Funds, from
                                            February 2004 to October 2004; Chief
                                            Accounting Officer and Controller -
                                            Liberty Funds and Liberty All-Star
                                            Funds, from February 1998 to October
                                            2000; Treasurer - Galaxy Funds, since
                                            September 2002; Treasurer, from
                                            December 2002 to December 2004, and
                                            President, from February 2004 to
                                            December 2004 - Columbia Management
                                            Multi-Strategy Hedge Fund, LLC; Vice
                                            President - Colonial Management
                                            Associates, Inc., from February 1998 to
                                            October 2000; and a senior officer of
                                            various other Bank of
                                            America-affiliated entities, including
                                            other registered and unregistered funds

Mary Joan Hoene            Indefinite       Senior Vice-President and Chief           n/a         n/a
Age: 55                    term; Senior     Compliance Officer - the Trusts and
Senior Vice President      Vice-President   Hatteras, since August 2004; Senior
and Chief Compliance       and Chief        Vice President and Chief Compliance
Officer                    Compliance       Officer - Columbia Funds, Liberty
                           Officer since    Funds, Stein Roe Funds and Liberty
                           August 2004      All-Star Funds, since August 2004;
                                            Partner - Carter, Ledyard & Milburn
                                            LLP, from January 2001 to August 2004;
                                            Counsel - Carter, Ledyard & Milburn
                                            LLP, from November 1999 to December
                                            2000; Vice President and Counsel -
                                            Equitable Life Assurance Society of the
                                            United States, from April 1998 to
                                            November 1999; and a senior officer of
                                            various other Bank of
                                            America-affiliated entities, including
                                            other registered and unregistered funds

R. Scott Henderson         Indefinite       Secretary and Chief Legal Officer - the   n/a         n/a
Age: 45                    term;            Trusts; Associate General Counsel -
Secretary and Chief        Secretary and    Bank of America Corporation, since
Legal Officer              Chief Legal      September 2004; Of Counsel - Bingham
                           Officer since    McCutchen from 1995 to 2004.
                           March 2005

Michael Clarke             Indefinite       Assistant Treasurer and Chief             n/a         n/a
Age: 34                    term;            Accounting Officer - the Trusts and
Assistant Treasurer and    Assistant        Hatteras, since January 2005; Chief
Chief Accounting Officer   Treasurer and    Accounting Officer - Columbia Funds,
                           Chief            Liberty Funds and Liberty All-Star
                           Accounting       Funds, since October 2004; Controller,
                           Officer since    from May 2004 to October 2004, and
                           January 2005     Assistant Treasurer, from June 2002 to
                                            May 2004 - Columbia Funds, Liberty
                                            Funds and Liberty All-Star Funds;
                                            Vice-President, Product Strategy &
                                            Development - Liberty Funds Group from
                                            February 2001 to June 2002; Assistant
                                            Treasurer - Liberty Funds and

                                                                                      NUMBER OF
                               TERM OF                                                 FUNDS IN
NAME AND AGE                 OFFICE AND                                                  FUND
POSITION HELD WITH THE        LENGTH OF     PRINCIPAL OCCUPATION(S) DURING THE PAST    COMPLEX     OTHER DIRECTORSHIPS HELD BY
TRUSTS                       TIME SERVED                   FIVE YEARS                  OVERSEEN              TRUSTEE
----------------------     --------------   ---------------------------------------   ---------   -----------------------------
                                            the Liberty All-Star Funds, from August
                                            1999 to February 2001; Audit Manager -
                                            Deloitte & Touche LLP, from May 1997 to
                                            August 1999.

Jeffrey R. Coleman         Indefinite       Assistant Treasurer and Controller -      n/a         n/a
Age: 35                    term;            the Trusts and Hatteras, since January
Assistant Treasurer and    Assistant        2005; Director, Financial Reporting and
Controller                 Treasurer and    Fund Treasury - Columbia Management
                           Controller       Group, since October 2004; Vice
                           since January    President - CDC IXIS AM Services, Inc.,
                           2005             since February 2002; Deputy Treasurer -
                                            CDC Nvest Fund, Loomis Sayles Funds and
                                            the AEW Real Estate Income Fund, since
                                            February 2002; and Assistant Treasurer
                                            - AEW Real Estate Income Fund, from
                                            August 2000 to February 2002.

     BOARD COMMITTEES

     The Trust has an Audit Committee, a Governance Committee and an Investment Committee.

     The function of the Audit Committee is oversight. Management (which generally means the appropriate officers of a Company, and a Fund's investment adviser(s), administrator(s) and other key service providers (other than the independent auditors)) is primarily responsible for the preparation the financial statements of each Fund, and the independent auditors are responsible for auditing those financial statements. Management is also responsible for maintaining appropriate systems for accounting and "internal controls over financial reporting" (as such term is defined in Rule 30a-3 under the 1940 Act), and the independent auditors are primarily responsible for considering such internal controls over financial reporting in connection with their financial statement audits. While the Audit Committee has the duties and powers set forth in the Audit Committee Charter, the Audit Committee is not responsible for planning or conducting and Fund audit or for determining whether a Fund's financial statements are complete and accurate and are in accordance with generally accepted accounting principles.

     The Audit Committee has, among other things, specific power and responsibility to: i) oversee its Funds' accounting and financial reporting processes and practices, its internal controls over financial reporting and, as appropriate, the internal controls over financial reporting of key service providers; ii) approve, and recommend to the full Board for its approval in accordance with applicable law, the selection and appointment of an independent auditor for each Fund prior to the engagement of such independent auditor; iii) pre-approve all audit and non-audit services provided to each Fund by its independent auditor, directly or by establishing pre-approval policies and procedures pursuant to which such services may be rendered, provided however, that the policies and procedures are detailed as to the particular service and the Audit Committee is informed of each service, and such policies do not include the delegation to management of the Audit Committee's responsibilities under the Securities Exchange Act of 1934 or applicable rules or listing requirements; and iv) pre-approve all non-audit services provided by a Fund's independent auditor to the Fund's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund. Edward J. Boudreau, Jr., William
P. Carmichael and William A. Hawkins (Chairman) are member of the Audit Committee. The Audit Committee met 6 times in 2004.

     The primary responsibilities of the Governance Committee include, as set forth in its charter: i) nominating Independent Trustees; ii) addressing matters relating to compensation of Trustees who are not current directors, officers or employees of a Fund's investment adviser or sub-adviser or any control affiliate thereof ("Unaffiliated Trustees"), including deferred compensation and retirement policies; and iii) evaluating each Board and its committee structure as often as it deems necessary or desirable to determine whether each is functioning effectively. The Governance Committee shall determine the nature of the evaluation and its role therein in its sole discretion. Minor M. Shaw (Chairperson), William A. Hawkins and R. Glenn Hilliard are members of the Governance Committee. The Governance Committee met 6 times in 2004.

     The primary responsibilities of the Investment Committee are, as set forth in its charter, to assist the Board in carrying out its oversight responsibilities in specific areas of investment management, both by acting as liaison between the full Board and the Adviser on investment matters, and by acting on behalf of the Board, on an interim basis, on investment issues in non-recurring or extraordinary circumstances when it is impractical to convene a meeting of the full Board. In carrying out these general responsibilities, the Investment Committee assists the Board in connection with issues relating to: the investment policies and procedures adopted for the Portfolios; appropriate performance benchmarks and other comparative issues; portfolio management staffing and other personnel issues of the Adviser; investment related compliance issues; possible exemptive applications or other relief necessary or appropriate with respect to investment matters; and other investment related matters referred from time to time to the Committee by the full Board. The Committee reports its activities to the full Board on a regular basis and is responsible for making such recommendations with respect to the matters described above and other matters as the Committee may deem necessary or appropriate. Edward J. Boudreau (Chairman), William P. Carmichael, William A. Hawkins, R. Glenn Hilliard and Minor M. Shaw are members of the Investment Committee. The Investment Committee met 3 times in 2004.

     BOARD COMPENSATION

     Trustees are compensated for their services to the Columbia Funds Family on a complex-wide basis, and not on a per registered investment company or per fund basis, as follows:

Base Compensation

Base Retainer Fee..................   $75,000 per year
In-Person Meeting Fee..............   $7,000 per meeting (paid on a per meeting
                                      basis, even if meeting occurs over
                                      multiple days)
Telephonic Meeting Fee.............   $1,000 per meeting
Audit Committee Meeting Fee........   $1,000 per meeting (if not held in
                                      connection with a regularly scheduled
                                      Board meeting)
Governance Committee Meeting Fee...   $1,000 per meeting (if not held in
                                      connection with a regularly scheduled
                                      Board meeting)
Investment Committee Meeting Fee...   $1,000 per meeting (if not held in
                                      connection with a regularly scheduled
                                      Board meeting)

Additional Compensation

Chairman...........................   25% of the combined total of the base
                                      retainer fee and all meeting fees
Audit Committee Chairman...........   10% of the combined total of the base
                                      retainer fee and all meeting fees
Governance Committee Chairman......   10% of the combined total of the base
                                      retainer fee and all meeting fees
Investment Committee Chairman......   10% of the combined total of the base
                                      retainer fee and all meeting fees

           Compensation Table for the Fiscal Year Ended March 31, 2005

                            Aggregate                                                Total Compensation
                          Compensation   Pension or Retirement      Estimated        from the Columbia
                            from the     Benefits Accrued as     Annual Benefits   Funds Complex Paid to
Name of Nominee             Trust(2)     Part of Fund Expenses   Upon Retirement      Directors(3)(4)
---------------           ------------   ---------------------   ---------------   ---------------------
Edward J. Boudreau, Jr.    $ 44,371.07            n/a                  n/a              $ 46,105.44
William P. Carmichael      $115,971.00            n/a                  n/a              $159.329.56
Minor Mickel Shaw          $ 92,777.33            n/a                  n/a              $159.329.56
R. Glenn Hilliard          $ 44,371.07            n/a                  n/a              $ 46,105.44
William A. Hawkins         $ 44,371.07            n/a                  n/a              $ 46,105.44

----------
(1) Only Mr. Carmichael and Ms. Shaw were Trustees during the entire period. Messrs. Boudreau, Hawkins and Hilliard were Trustees only from January 1, 2005 through the end of the period.

(2) All Trustees receive reasonable reimbursements for expenses related to their attendance at meetings of the Board. Except to the extent that William P. Carmichael, as Chairman of the Boards, can be deemed to be an officer of the Trusts, no officer of any Trust receives direct remuneration from such Trust for serving in such capacities.

(3) Mr. Carmichael received compensation from five investment companies that are deemed to be part of the Columbia Funds "fund complex," as that term is defined under Item 13 of Form N-1A. Mrs. Shaw received compensation from three investment companies deemed to be part of the Columbia Funds complex.

(4) Total compensation amounts include deferred compensation payable to or accrued for the following Trustees: Edward J. Boudreau, Jr. $23,052.72; William P. Carmichael $159,329.56; Minor Mickel Shaw $63,732.17; R. Glenn Hilliard $46,105.44 and William A. Hawkins $0.

     COLUMBIA FUNDS DEFERRED COMPENSATION PLAN

     Under the terms of the Columbia Funds Deferred Compensation Plan for Eligible Trustees (the "Deferred Compensation Plan"), each Trustee may elect, on an annual basis, to defer all or any portion of the annual board fees (including the annual retainer and all attendance fees) payable to the Trustee for that calendar year. An application was submitted to and approved by the SEC to permit deferring Trustees to elect to tie the rate of return on fees deferred pursuant to the Deferred Compensation Plan to one or more of certain investment portfolios of certain Funds. Distributions from the deferring Trustees' deferral accounts will be paid in cash, in generally equal quarterly installments over a period up to ten years beginning on the first day of the first calendar quarter following the later of the quarter in which the Trustee attains age 65 or the quarter in which the Trustee terminates service as Trustee of the Funds. The Board, in its sole discretion, may accelerate or extend such payments after a Trustee's termination of service. If a deferring Trustee dies prior to the commencement of the distribution of amounts in his deferral account, the balance of the deferral account will be distributed to his designated beneficiary in a lump sum as soon as practicable after the Trustee's death. If a deferring Trustee dies after the commencement of such distribution, but prior to the complete distribution of his deferral account, the balance of the amounts credited to his deferral account will be distributed to his designated beneficiary over the remaining period during which such amounts were distributable to the Trustee. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way and deferring Trustees have the status of unsecured creditors of the Trust.

     BENEFICIAL EQUITY OWNERSHIP INFORMATION

     As of the date of this SAI, Trustees and officers of the Trust, as a group, beneficially owned less than 1% of the outstanding shares of the Trust.

     The table below shows for each Trustee, the amount of Portfolio equity securities beneficially owned by the Trustee, and the aggregate value of all investments in equity securities of the Fund Complex, stated as one of the following ranges: A = $0; B = $1-$10,000; C = $10,001-$50,000; D =
$50,001-$100,000; and E = over $100,000.

       Beneficial Equity Ownership in Portfolios and Columbia Funds Family
                      Calendar Year Ended December 31, 2004

                          DOLLAR RANGE OF EQUITY   AGGREGATE DOLLAR RANGE OF EQUITY
NOMINEE                   SECURITIES OF A FUND     SECURITIES OF COLUMBIA FUNDS FAMILY
-------                   ----------------------   -----------------------------------
Edward J. Boudreau, Jr.       All Funds - A                         A
William P. Carmichael         All Funds - A                         E
William A. Hawkins            All Funds - A                         A
R. Glenn Hilliard             All Funds - A                         A
Minor M. Shaw                 All Funds - A                         E

     APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

     A discussion of the factors considered and conclusions reached with regard to the Board's approval the investment advisory for the Funds' is included in the Funds' annual reports to shareholders.

     CODES OF ETHICS

     The Trust, each Adviser and CMD have each adopted a Code of Ethics which contains policies on personal securities transactions by "access persons," including portfolio managers and investment analysts. These Codes of Ethics substantially comply in all material respects with Rule 17j-1 under the 1940 Act, which, among other things, provides that the Board must review each Code of Ethics at least annually.

     The Codes of Ethics, among other things, prohibit each access person from purchasing or selling securities when such person knows or should have known that, at the time of the transaction, the security (i) was being considered for purchase or sale by a Fund, or (ii) was being purchased or sold by a Fund. For purposes of the Codes of Ethics, an access person means (i) a director or officer of the Trust, (ii) any employee of the Trust (or any company in a control relationship with the Trust) who, in the course of his/her regular duties, obtains information about, or makes recommendations with respect to, the purchase or sale of securities by the Trust, and (iii) any natural person in a control relationship with the Trust who obtains information concerning recommendations made to the Trust regarding the purchase or sale of securities. Fund managers and other persons who assist in the investment process are subject to additional restrictions, including a requirement that they disgorge to the Trust any profits realized on short-term trading (i.e., the purchase/sale or sale/purchase of securities within any 60-day period). The above restrictions do not apply to purchases or sales of certain types of securities, including mutual fund shares, money market instruments and certain U.S. Government securities. To facilitate enforcement, the Codes of Ethics generally require access persons, other than Independent Trustees, to submit reports to the Trust's designated compliance person regarding transactions involving securities which are eligible for purchase by a Fund. The Codes of Ethics for the Trust, the Advisers and CMD are on public file with, and are available from, the SEC.

                      PROXY VOTING POLICIES AND PROCEDURES

     For a copy of the policies and procedures that are used to determine how to vote proxies relating to portfolio securities held by the Funds, see Appendix C to this SAI. In addition, a description or a copy of the policies and procedures used by each Adviser, on behalf of the Fund(s) it advises, to determine how to vote proxies relating to portfolio securities held by such Fund(s) is also included in Appendix D to the SAI.

     Information regarding how the Funds (except certain Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 will be available by August 31 of this year free of charge by: (1) contacting Columbia Funds at (800) 345-6611; (2) accessing the Funds' website on the Internet at www.columbiafunds.com and following the appropriate hyperlinks; and (3) on the SEC's website at www.sec.gov.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

     As of February 15, 2006, CMD located at One Financial Center, Boston, MA 02110, a wholly-owned subsidiary of Bank of America, owns all of the shares of the Funds and may be deemed a "control person" (as that term is defined in the 1940 Act) of those Funds it is deemed to beneficially own greater than 25% of the outstanding shares by virtue of its fiduciary or trust roles. As of that date, the Trustees and Officers of the Trust as a group owned less than 1% of each class of shares of each Fund.

                     INVESTMENT ADVISORY AND OTHER SERVICES

     INVESTMENT ADVISER

     CMA (formerly known as Banc of America Capital Management, LLC or BACAP) is the investment adviser to the Funds. CMA also serves as the investment adviser to the other portfolios of Columbia Funds Series Trust (including the Underlying Funds) and the portfolios of Nations Separate Account Trust and Columbia Funds Master Investment Trust, registered investment companies that are part of the Columbia Funds Family. CMA is a wholly-owned subsidiary of Bank of America, which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a financial services holding company organized as a Delaware corporation. The principal office of CMA is 100 Federal Street, Boston, MA 02110.

     PORTFOLIO MANAGERS

     Other Accounts Managed by Portfolio Managers

     The following table shows the number and assets of other investment accounts (or portions of investment accounts) that the Funds' portfolio manager managed as of each Fund's fiscal year-end.

                      OTHER SEC-REGISTERED
                     OPEN-END AND CLOSED-END    OTHER POOLED INVESTMENT
                              FUNDS                    VEHICLES                OTHER ACCOUNTS
                    ------------------------   ------------------------   ------------------------
                    Number of                  Number of                  Number of
PORTFOLIO MANAGER    accounts      Assets       accounts      Assets       accounts      Assets
-----------------   ---------   ------------   ---------   ------------   ---------   ------------
Vikram J. Kuriyan       11      $6.3 billion       11      $1.0 billion       15      $1.4 billion

     Ownership of Securities

     The table below shows the dollar ranges of shares of each Fund beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended) by the portfolio managers listed above at the end of each Fund's most recent fiscal year:

                    Dollar Range of Equity Securities in the Fund
Portfolio Manager                 Beneficially Owned
-----------------   ---------------------------------------------
Vikram J. Kuriyan                         $0

     Compensation

     As of the Fund's most recent fiscal year end, the portfolio managers received all of their compensation from the Adviser and its parent company, Columbia Management Group, in the form of salary, bonus, stock options and restricted stock. A portfolio manager's bonus is variable and is generally based on (1) an evaluation of the manager's investment performance and (2) the results of a peer and/or management review of such individual, which takes into account skills and attributes such as team participation, investment process, communication and professionalism. In evaluating investment performance, the Adviser generally considers the one-, three- and five-year performance of mutual funds and other accounts under the portfolio manager's oversight relative to the benchmarks and peer groups noted below, emphasizing each manager's three- and five-year performance. The Adviser may also consider a portfolio manager's performance in managing client assets in sectors and industries assigned to the manager as part of his or her investment team responsibilities, where applicable. For portfolio managers who also have group management responsibilities, another factor in their evaluation is an assessment of the group's overall investment performance.

PORTFOLIO MANAGER   PERFORMANCE BENCHMARK                  PEER GROUP
-----------------   ---------------------                  ----------
Vikram J. Kuriyan   Russell 1000 Index                     Morningstar Moderate Allocation Category

                    S&P 500 Index                          Morningstar Conservative Allocation  Category,
                                                           Morningstar Large Blend Category, and
                                                           Morningstar Moderate Allocation Category

                    Lehman Brothers U.S. Aggregate Index   Morningstar Conservative Allocation Category and
                                                           Morningstar Moderate Allocation Category

                    S&P MidCap 400 Index                   Morningstar Mid Blend Category

                    S&P SmallCap 600 Index                 Morningstar Small Blend Category

     The size of the overall bonus pool each year is determined by Columbia Management Group and depends in part on levels of compensation generally in the investment management industry (based on market compensation data) and the Adviser's profitability for the year, which is influenced by assets under management.

     Potential Conflicts of Interests

CMA

     Like other investment professionals with multiple clients, a portfolio manager for a Fund may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The paragraphs below describe some of these potential conflicts, which CMA believes are faced by investment professionals at most major financial firms. CMA and the Trustees have adopted compliance policies and procedures that attempt to address certain of these potential conflicts. The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance ("performance fee accounts"), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

     - The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.

     - The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.

     - The trading of other accounts could be used to benefit higher-fee accounts (front- running).

     - The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

     Potential conflicts of interest may also arise when the portfolio managers have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, CMA's investment professionals do not have the opportunity to invest in client accounts, other than the Funds.

     A potential conflict of interest may arise when a Fund and other accounts purchase or sell the same securities. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, CMA's trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if one account is favored over another in allocating the securities purchased or sold - for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account.

     "Cross trades," in which one CMA account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay. CMA and the Funds' Trustees have adopted compliance procedures that provide that any transactions between the Funds and another CMA-advised account are to be made at an independent current market price, as required by law.

     Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than a Fund. Depending on another account's objectives or other factors, a portfolio manager may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to a Fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by a portfolio manager when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts.

     A Fund's portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those funds and/or accounts. As a result, the portfolio manager may not be able to formulate as complete a strategy or identify equally attractive investment opportunities for each of those accounts as might be the case if he or she were to devote substantially more attention to the management of a single fund. The effects of this potential conflict may be more pronounced where funds and/or accounts overseen by a particular portfolio manager have different investment strategies.

     A Fund's portfolio managers may be able to select or influence the selection of the brokers and dealers that are used to execute securities transactions for the Fund. In addition to executing trades, some brokers and dealers provide portfolio managers with brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934), which may result in the payment of higher brokerage fees than might have otherwise be available. These services may be more beneficial to certain funds or accounts than to others. Although the payment of brokerage commissions is subject to the requirement that the portfolio manager determine in good faith that the commissions are reasonable in relation to the value of the brokerage and research services provided to the fund, a portfolio manager's decision as to the selection of brokers and dealers could yield disproportionate costs and benefits among the funds and/or accounts that he or she manages.

     CMA or an affiliate may provide more services (such as distribution or recordkeeping) for some types of funds or accounts than for others. In such cases, a portfolio manager may benefit, either directly or indirectly, by devoting disproportionate attention to the management of fund and/or accounts that provide greater overall returns to the investment manager and its affiliates.

     A Fund's portfolio manager(s) may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the Fund and other accounts. In addition, a Fund's portfolio manager may also manage other accounts (including their personal assets or the assets of family members) in their personal capacity. The management of these accounts may also involve certain of the potential conflicts described above. Investment personnel at CMA, including each Fund's portfolio manager, are subject to restrictions on engaging in personal securities transactions pursuant to Codes of Ethics adopted by CMA and the Funds, which contain provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of the Funds.

     INVESTMENT ADVISORY AGREEMENTS

     Pursuant to the terms of the Trust's Investment Advisory Agreement, CMA, as investment adviser to the Funds, is responsible for the overall management and supervision of the investment management of each Fund and individually selects and manages the investments of the Funds for which no sub-adviser is employed. The Adviser performs its duties subject at all times to the control of the Board and in conformity with the stated policies of each Fund. The Investment Advisory Agreement is sometimes referred to as the "Advisory Agreement."

     The Advisory Agreement generally provides that in the absence of willful misfeasance, bad faith, negligence or reckless disregard of the Adviser's obligations or duties thereunder, or any of its respective officers, directors, employees or agents, the Adviser shall not be subject to liability to the Trust or to any shareholder of the Trust for any act or omission in the course of rendering services thereunder or for any losses that may be sustained in the purchase, holding or sale of any security.

     The Advisory Agreement became effective with respect to a Fund after approval by the Board, and after an initial two year period, continues from year to year, provided that such continuation of the Advisory Agreement is specifically approved at least annually by the Trust's Board, including its Independent Trustees. The respective Advisory Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by CMA on 60 days' written notice.

     The Funds pay CMA an annual fee for its investment advisory services, as set forth in the Investment Advisory Agreement. The fee is calculated as a percentage of the average daily net assets of each Fund and is paid monthly.

     CMA also may pay amounts from its own assets to CMD or to selling or servicing agents for services they provide. The investment advisory agreements and the investment sub-advisory agreements for the Master Portfolios are generally similar to the Advisory Agreements.

     ADVISORY FEES PAID

     Because the Funds are new series, they have not yet paid any advisory fees.

     ADMINISTRATOR

     ADMINISTRATOR

     CMA is the administrator of the Columbia Funds. The Administrator serves under an Administration Agreement which provides that the Administrator may receive fees as compensation for its services, which are computed daily and paid monthly, at the annual rates shown in the Funds' prospectuses. Each percentage amount is of the average daily net assets of a Fund. CMA also may pay amounts from its own assets to selling or servicing agents for services they provide.

     Pursuant to the Administration Agreement, CMA has agreed to, among other things, (i) maintain office facilities for the Funds, (ii) furnish statistical and research data, data processing, clerical, and internal executive and administrative services to the Trust, (iii) furnish corporate secretarial services to the Trust, including coordinating the preparation and distribution of materials for Board meetings, (iv) coordinate the provision of legal advice to the Trust with respect to regulatory matters, (v) coordinate the preparation of reports to each Fund's shareholders and the SEC, including annual and semi-annual reports, (vi) coordinate the provision of services to the Trust by the Transfer Agent, Sub-Transfer Agent and the Custodian, and (vii) generally assist in all aspects of the Trust's operations, (viii) provide accounting and bookkeeping services for the Funds, (ix) compute each Fund's net asset value and net income, (x) accumulate information required for the Trust's reports to shareholders and the SEC, (xi) prepare and file the Trust's federal and state tax returns, (xii) perform monthly compliance testing for the Trust, and (xiii) prepare and furnish the Trust monthly broker security transaction summaries and transaction listings and performance information.

     The Administration Agreement may be terminated by a vote of a majority of the Trustees or by CMA, on 60 days' written notice without penalty. The Administration Agreement is not assignable without the written consent of the other party. Furthermore, the Administration Agreement provides that CMA shall not be liable to the Funds or to their shareholders except in the case of willful misfeasance, bad faith, gross negligence or reckless disregard of duty on the part of either CMA.

     ADMINISTRATION FEES PAID

     Because the Funds are new series, they have not yet paid any administration fees.

     12B-1 PLANS

     The Trust has adopted a Rule 12b-1, or distribution plan, for the Investor A, Investor B, Investor C and R Shares Shares of the Funds that offer those classes. See "Capital Stock--Description of the Trust's Shares" for information about which Funds offer which classes of shares.

     With respect to a Fund's Investor A Shares, the Trust has adopted a combined distribution and shareholder servicing plan. The Investor A Distribution and Shareholder Servicing Plan and the Investor A Distribution Plan provide that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide or to Servicing Agents for shareholder services they may provide, up to 0.25% (on an annualized basis) of the average daily net asset value of the Funds.

     With respect to a Fund's Investor B Shares, the Trust has adopted a distribution plan. The Investor B Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Investor B Shares of the Funds. BACAP Distributors has entered into an arrangement whereby sales commissions payable to broker/dealers with respect to sales of Investor B Shares of the Funds are financed by an unaffiliated third party lender. Under this financing arrangement, BACAP Distributors has assigned certain amounts that it is entitled to receive pursuant to the Investor B Distribution Plan to the third party lender, as reimbursement and consideration for these payments.

     With respect to a Fund's Investor C Shares, the Trust has adopted a distribution plan. The Investor C

Distribution Plan provides that a Fund may compensate or reimburse the Distributor for distribution services provided by it and related expenses incurred, including payments by the Distributor to Selling agents for sales support services they may provide, up to 0.75% (on an annualized basis) of the average daily net asset value of the Investor C Shares of the Funds.

     The Class R Distribution Plan provides that a Fund may reimburse distribution-related expenses of the Distributor for Class R Shares up to 0.50% (on an annualized basis) of the Funds' Class Shares average daily net asset value.

     Payments under the Investor A Distribution and Servicing Plan, the Investor A Distribution Plan, Investor B Distribution Plan, Investor C Distribution Plan and Class R Distribution Plan generally may be made with respect to the following: (i) preparation, printing and distribution of prospectuses, sales literature and advertising materials; (ii) commissions, incentive compensation or other compensation to, and expenses of, account executives or other employees of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iii) overhead and other office expenses of the Distributor or Selling Agents, attributable to distribution or sales support activities, respectively; (iv) opportunity costs relating to the foregoing (which may be calculated as a carrying charge on the Distributor's or Selling Agents' unreimbursed expenses incurred in connection with distribution or sales support activities, respectively); and (v) any other costs and expenses relating to distribution or sales support activities.

     All of the Distribution Plans may be terminated with respect to their respective shares by vote of a majority of the Trustees, including a majority of the Independent Board Members, or by vote of a majority of the holders of the outstanding voting securities of the appropriate share class. Any change in a 12b-1 Plan that would increase materially the distribution expenses paid by the appropriate share class requires shareholder approval.

     The Funds participate in joint distribution activities with other Funds in the Columbia Funds Family. The fees paid under each Distribution Plan adopted by a Fund may be used to finance the distribution of the shares of other Funds in the Columbia Funds Family. Such distribution costs are allocated based on the relative net asset size of the respective Funds.

EXPENSES

     The Distributor and Administrator furnish, without additional cost to the Trust, the services of certain officers of the Trust and such other personnel (other than the personnel of an Adviser) as are required for the proper conduct of the Trust's affairs. The Distributor bears the incremental expenses of printing and distributing prospectuses used by the Distributor or furnished by the Distributor to investors in connection with the public offering of the Trust's shares and the costs of any other promotional or sales literature, except that to the extent permitted under the Distribution Plans of each Fund, sales-related expenses incurred by the Distributor may be reimbursed by the Trust.

     The Trust pays or causes to be paid all other expenses of the Trust, including, without limitation: the fees of the Adviser, the Distributor, Administrator and Sub-Administrator; the charges and expenses of any registrar, any custodian or depository appointed by the Trust for the safekeeping of its cash, Fund securities and other property, and any stock transfer, dividend or accounting agent or agents appointed by the Trust; brokerage commissions chargeable to the Trust in connection with Fund securities transactions to which the Trust is a party; all taxes, including securities issuance and transfer taxes; corporate fees payable by the Trust to federal, state or other governmental agencies; all costs and expenses in connection with the registration and maintenance of registration of the Trust and its Funds' shares with the SEC and various states and other jurisdictions (including filing fees, legal fees and disbursements of counsel); the costs and expenses of typesetting prospectuses and statements of additional information of the Trust (including supplements thereto) and periodic reports and of printing and distributing such prospectuses and statements of additional information (including supplements thereto) to the Trust's shareholders; all expenses of shareholders' and Trustee meetings and of preparing, printing and mailing proxy statements and reports to shareholders; fees and travel expenses of directors or director members of any advisory board or committee; all expenses incident to the payment of any distribution, whether in shares or cash; charges and expenses of any outside service used for pricing of the Trust's shares; fees and expenses of legal counsel and of independent auditors in connection with any matter relating to the Trust; membership dues of industry associations; interest payable on Trust borrowings; postage and long-distance telephone charges; insurance premiums on property or personnel (including officers and directors) of the Trust which inure to its benefit; extraordinary expenses (including, but not limited to, legal claims and liabilities and litigation costs and any indemnification related thereto); and all other charges and costs of the Trust's operation unless otherwise explicitly assumed by the Adviser), the Administrator or Sub-Administrator.

     Expenses of the Trust which are not attributable to the operations of any class of shares or Fund are pro-rated among all classes of shares or Fund based upon the relative net assets of each class or Fund. Expenses which are not directly attributable to a specific class of shares but are attributable to a specific Fund are prorated among all the classes of shares of such Fund based upon the relative net assets of each such class of shares. Expenses which are directly attributable to a class of shares are charged against the income available for distribution as dividends to such class of shares.

     OTHER SERVICE PROVIDERS

     TRANSFER AGENTS AND CUSTODIAN

     CMSI is located at One Financial Center, Boston, Massachusetts 02110, and acts as Transfer Agent for each Fund's shares. Under the Transfer Agency Agreement, the Transfer Agent maintains shareholder account records for the Trust, handles certain communications between shareholders and the Trust, makes distributions payable by the Trust to shareholders and produces statements with respect to account activity for the Trust and its shareholders for these services. The Transfer Agent receives a monthly fee computed based on a cost plus model and is reimbursed for out-of-pocket expenses.

     State Street Bank and Trust Company, located at 2 Avenue de Lafayette, Boston Massachusetts, 02111-2900. serves as Custodian for the Funds' assets. As Custodian, it maintains the Funds' securities, cash and other property, delivers securities against payment upon sale and pays for securities against delivery upon purchase, makes payments on behalf of such Funds for payments of distributions and redemptions, endorses and collects on behalf of such Funds all checks, and receives all distributions made on securities owned by such Funds.

     With respect to foreign custody activities, the SEC has amended Rule 17f-5 under the 1940 Act and adopted Rule 17f-7 to permit the Board to delegate certain foreign custody matters to foreign custody managers and to modify the criteria applied in the selection process. Accordingly, State Street serves as Foreign Custody Manager, pursuant to a Foreign Custody Manager Agreement, under which the Board retains the responsibility for selecting foreign compulsory depositories, although State Street agrees to make certain findings with respect to such depositories and to monitor such depositories. The Board has delegated the responsibility for selecting foreign compulsory depositories to BACAP.

     INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Funds issue unaudited financial information semi-annually and audited financial statements annually. The Board has selected PricewaterhouseCoopers LLP, 1177 Avenue of the Americas, New York, New York 10036, as the Trust's independent registered public accounting firm to audit the Funds' financial statements and review their tax returns for the fiscal year ended March 31, 2006. Because the the Funds are new series, they do not yet have any financial statements.

     COUNSEL

     Morrison & Foerster LLP serves as legal counsel to the Trust. Its address is 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006.


                    BROKERAGE ALLOCATION AND OTHER PRACTICES

     GENERAL BROKERAGE POLICY, BROKERAGE TRANSACTIONS AND BROKER SELECTION

     Subject to policies established by the Board, the Adviser (which in this context refers to the investment sub-adviser(s) who make the day-to-day decisions for a Fund) is responsible for decisions to buy and sell securities for each Fund, for the selection of broker/dealers, for the execution of a Fund's securities transactions, and for the allocation of brokerage in connection with such transactions. The Adviser's primary consideration in effecting a security transaction is to obtain the best net price and the most favorable execution of the order. Purchases and sales of securities on a securities exchange are effected through brokers who charge negotiated commissions for their services. Orders may be directed to any broker to the extent and in the manner permitted by applicable law.

     In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     The Funds are affiliated with the NYSE specialist firm Fleet Specialist, Inc. In order to ensure that markets are fair, orderly and competitive, NYSE specialist firms are responsible for maintaining a liquid and continuous two-sided auction market by acting as both an agent and a principal. Specialists are entrusted to hold the interest of customer orders above the specialist's own interest and will buy and sell securities as principal when such transactions are necessary to minimize imbalances between supply and demand. Fleet Specialist may make a market in certain securities held by the Funds.

     In placing orders for portfolio securities of a Fund, the Adviser gives primary consideration to obtaining the most favorable price and efficient execution. This means that the Adviser will seek to execute each transaction at a price and commission, if any, which provide the most favorable total cost or proceeds reasonably attainable in the circumstances. In seeking such execution, the Adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker/dealer, the reputation, reliability, experience and financial condition of the broker/dealer, the value and quality of the services rendered by the broker/dealer in this instant and other transactions, and the reasonableness of the spread or commission, if any. Research services received from broker/dealers supplement the Adviser's own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and information concerning prices of securities; and information supplied by specialized services to the Adviser and to the Board with respect to the performance, investment activities and fees and expenses of other mutual funds. Such information may be communicated electronically, orally or in written form. Research services may also include the providing of equipment used to communicate research information, the arranging of meetings with management of companies and the providing of access to consultants who supply research information.

     The outside research is useful to the Adviser since, in certain instances, the broker/dealers utilized by the Adviser may follow a different universe of securities issuers and other matters than the Adviser's staff can follow. In addition, this research provides the Adviser with a different perspective on financial markets, even if the securities research obtained relates to issues followed by the Adviser. Research services which are provided to the Adviser by broker/dealers are available for the benefit of all accounts managed or advised by the Adviser. In some cases, the research services are available only from the broker/dealer providing such services. In other cases, the research services may be obtainable from alternative sources. The Adviser is of the opinion that because the broker/dealer research supplements rather than replaces its research, the receipt of such research does not tend to decrease its expenses, but tends to improve the quality of its investment advice. However, to the extent that the Adviser would have purchased any such research services had such services not been provided by broker/dealers, the expenses of such services to the Adviser could be considered to have been reduced accordingly. Certain research services furnished by broker/dealers may be useful to the Adviser with clients other than the Funds. Similarly, any research services received by the Adviser through the placement of transactions of other clients may be of value to the Adviser in fulfilling its obligations to the Funds. The Adviser is of the opinion that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Trust by improving the quality of the Adviser's investment advice. The advisory fees paid by the Trust are not reduced because the Adviser receives such services.

     Under Section 28(e) of the 1934 Act, the Adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided...viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker/dealer provide an adviser with lawful and appropriate assistance in the performance of its investment decision making responsibilities." Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered. Some broker/dealers may indicate that the provision of research services is dependent upon the generation of certain specified levels of commissions and underwriting concessions by the Adviser's clients, including the Funds.

     Commission rates are established pursuant to negotiations with the broker/dealers based on the quality and quantity of execution services provided by the broker/dealer in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker/dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions which are generally fixed. Transactions in both foreign and domestic over-the-counter markets are generally principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Adviser, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.

     In certain instances there may be securities which are suitable for more than one Fund as well as for one or more of the other clients of the Adviser. Investment decisions for each Fund and for the Adviser's other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned.

     The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Adviser, in its sole discretion, believes such practice to be otherwise in the Fund's interests.

     The Trust will not execute portfolio transactions through, or purchase or sell portfolio securities from or to, the Distributor, the Adviser, the Administrator or its affiliates, acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. In addition, the Trust will not give preference to Bank of America or any of its affiliates, with respect to such transactions or securities. However, the Adviser is authorized to allocate purchase and sale orders for portfolio securities to certain broker/dealers and financial institutions, including, in the case of agency transactions, broker/dealers and financial institutions which are affiliated with Bank of America. To the extent that a Fund executes any securities trades with an affiliate of Bank of America, a Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that each Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that: (a) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker/dealer; (b) the affiliated broker/dealer charged the Fund commission rates consistent with those charged by the affiliated broker/dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker/dealer in question; and (c) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.

     Certain affiliates of Bank of America Corporation, such as its subsidiary banks, may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds purchased by certain of the Funds. Bank of America or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of municipal securities. Under certain circumstances, the Funds may purchase municipal securities from a member of an underwriting syndicate in which an affiliate of Bank of America is a member. The

Trust has adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intends to comply with the requirements of Rule 10f-3, in connection with any purchases of municipal securities that may be subject to the Rule.

     Particularly given the breadth of the Adviser's investment management activities, investment decisions for each Fund are not always made independently from those for the other Funds, or other investment companies and accounts advised or managed by the Adviser. When a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company, or account, the transaction will be averaged as to price and available investments allocated as to amount, in a manner which the Adviser believes to be equitable to each Fund and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund. To the extent permitted by law, the Adviser may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for other investment portfolios, investment companies, or accounts in executing transactions.

     AGGREGATE BROKERAGE COMMISSIONS

     The Funds are new series and, accordingly, have not yet paid any brokerage commissions.

     BROKERAGE COMMISSIONS PAID TO AFFILIATES

     In certain instances the Funds may pay brokerage commissions to broker/dealers that are affiliates of Bank of America. As indicated above, all such transactions involving the payment of brokerage commissions are done in compliance with Rule 17e-1 under the 1940 Act.

     The Funds are new series and, accordingly, have not yet paid any brokerage commissions.

     DIRECTED BROKERAGE

A Fund or the Adviser, through an agreement or understanding with a broker/dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Fund's brokerage transactions to a broker/dealer because of the research services it provides the Fund or the Adviser.

     The Funds are new series and, accordingly, have not yet paid any brokerage commissions.

     SECURITIES OF REGULAR BROKER/DEALERS

     In certain cases, the Funds as part of their principal investment strategy, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker/dealers that the Adviser uses to transact brokerage for the Columbia Funds Family.

     The Funds are new series and, accordingly, have not yet paid any brokerage commissions.

     MONIES PAID BY THE FUNDS TO INTERMEDIARIES FOR SERVICES THAT TYPICALLY WOULD BE PROVIDED BY THE FUNDS' TRANSFER AGENT

     The Funds may pay significant amounts to third party intermediaries, including Selling or Servicing Agents, or their affiliates, for providing the types of services that would typically be provided directly by the Funds' transfer agent. The level of payments made to any intermediary at any given time may vary. A number of factors may be considered in determining payments to an intermediary, including, without limitation, the nature of the services provided (e.g., the maintenance of omnibus or omnibus-like accounts, the use of the National Securities Clearing Corporation for the transmission of transaction information, the transmission of shareholder mailings, the generation and transmission of account statements and confirmations, the provision of call center support and/or tax reporting) and the degree to which the services provided may or may not be duplicative of the services provided by the transfer agent.

     The Trust may enter into similar arrangements with other intermediaries or their affiliates from time to time. Therefore, the preceding list may be subject to change.

     MONIES PAID BY THE ADVISER, THE DISTRIBUTOR OR THEIR AFFILIATES TO SELLING AND SERVICING

     AGENTS

     The Adviser, the Distributor or their affiliates may from time to time pay significant amounts to Selling or Servicing Agents, or their affiliates, in connection with the servicing of Fund shares or customer accounts. These services could include, but are not limited to: establishing and maintaining accounts and records; answering inquiries regarding purchases, exchanges and redemptions; processing and verifying purchase, redemption and exchange transactions; furnishing account statements and confirmations of transactions; and processing and mailing monthly statements, prospectuses, shareholder reports and other SEC required communications.

     The Adviser, the Distributor or their affiliates also may from time to time pay significant amounts to select Selling or Servicing Agents, or their affiliates, as compensation for providing the Funds with a higher profile for agents' financial consultants and their customers; placing the Funds on the agents' preferred or recommended list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments; granting the Distributor access to the agents' financial consultants in order to promote the Funds; promoting the Funds in communications with the agents' customers; providing assistance in training and education of the agents' personnel; and generally furnishing marketing support for the sale of Fund shares.

     The amount of any payment made to a Selling or Servicing Agent varies. A number of factors may be considered in determining payments to a Selling or Servicing Agent, including, without limitation, asset mix and length of the relationship with the agent, the size of the shareholder/customer base of the agent, the manner in which customers of the agent may make investments in the Funds, the nature and scope of services offered by the agent, the costs incurred by the agent in connection with maintaining the infrastructure that is necessary or desirable to support investments in the Funds and the efforts of the agent to educate or arrange for the education of its personnel about the Funds.

     The Adviser, the Distributor or their affiliates may enter into similar arrangements with other Selling Agents, Servicing Agents or their affiliates from time to time. Therefore, the preceding list may be subject to change.

     Certain of the preceding information is provided in order to satisfy certain requirements of Rule 10b-10 under the 1934 Act, which provides that a broker-dealer must provide information to customers regarding any remuneration that it receives in connection with a sales transaction.

                                  CAPITAL STOCK

     DESCRIPTION OF THE TRUST'S SHARES

     This SAI relates to the Funds' share classes shown below. The Trust, however, may at any time and without notice, offer any of these classes to the general public for investment.

                                                  CLASS A   CLASS A   CLASS B   CLASS Z   CLASS R
FUND                                               SHARES    SHARES    SHARES    SHARES    SHARES
----                                              -------   -------   -------   -------   -------
Columbia Masters International Equity Portfolio      X         X         X         X         X
Columbia Masters Navigator Portfolio                 X         X         X         X
Columbia Masters Global Equity Portfolio             X         X         X         X

     ABOUT THE TRUST'S CAPITAL STOCK

     The Trust's Amended and Restated Declaration of Trust permits it to issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Each share of a class of a Fund represents an equal proportional interest in the Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts, because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.

     Restrictions on Holding or Disposing of Shares. There are no restrictions on the right of shareholders to retain or dispose of the Fund's shares, other than the possible future termination of the Fund. The Fund may be terminated by reorganization into another mutual fund or by liquidation and distribution of the assets of the affected Fund. Unless terminated by reorganization or liquidation, the Fund will continue indefinitely.

     Shareholder Liability. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of the Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss on account of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.

     Dividend Rights. The shareholders of a Fund are entitled to receive any dividends or other distributions declared for such Fund. No shares have priority or preference over any other shares of the same Fund with respect to distributions. Distributions will be made from the assets of a Fund, and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of such Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the same Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.

     Voting Rights. Shareholders have the power to vote only as expressly granted under the 1940 Act or under Delaware statutory trust law. Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements and principal underwriting agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant.

     With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class. Subject to the foregoing, all shares of the Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in the Fund's fundamental investment policy affects only one Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an Advisory Agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders.

     Liquidation Rights. In the event of the liquidation or dissolution of the Trust or a Fund, shareholders of the Fund are entitled to receive the assets attributable to the relevant class of shares of the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Board may determine.

     Preemptive Rights. There are no preemptive rights associated with Fund shares.

     Conversion Rights. Shareholders have the right, which is subject to change by the Board, to convert or "exchange" shares of one class for another. Such right is outlined and subject to certain conditions set forth in the Funds' prospectuses.

     Redemptions. Each Fund's dividend, distribution and redemption policies can be found in its prospectus under the headings "About your investment--Information for investors--Buying, selling and exchanging shares" and "About your investment--Information for investors--Distributions and taxes." However, the Board may suspend the right of shareholders to redeem shares when permitted or required to do so by law, or compel redemptions of shares in certain cases.

     Sinking Fund Provisions. The Trust has no sinking fund provisions.

     Calls or Assessment. All Fund shares are issued in uncertificated form only, and when issued will be fully paid and non-assessable by the Trust.

                   PURCHASE, REDEMPTION AND PRICING OF SHARES

     PURCHASE, REDEMPTION AND EXCHANGE

     An investor may purchase, redeem and exchange shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds' prospectuses. The following information supplements that which can be found in the Funds' prospectuses.

     Purchases and Redemptions

     The Funds have authorized one or more broker-dealers to accept purchase and redemption orders on the Funds' behalf. These broker-dealers are authorized to designate other intermediaries to accept purchase and redemption orders on the Funds' behalf. A Fund will be deemed to have received a purchase or redemption order when an authorized broker-dealer, or, if applicable, a broker-dealer's authorized designee, accepts the order. Customer orders will be priced at the Fund's net asset value next computed after they are accepted by an authorized broker-dealer or the broker's authorized designee.

     The Trust may redeem shares involuntarily in order to reimburse the Funds for any loss sustained by reason of the failure of a shareholder to make full payment for Investor Shares purchased by the shareholder or to collect any charge relating to a transaction effected for the benefit of a shareholder which is applicable to Investor Shares as provided in the related prospectuses from time to time. The Trust also may make payment for redemptions in readily marketable securities or other property if it is appropriate to do so in light of the Trust's responsibilities under the 1940 Act.

     Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for Shares during any period when (a) trading on the Exchange is restricted by applicable rules and regulations of the SEC; (b) the Exchange is closed for other than customary weekend and holiday closings;
(c) the SEC has by order permitted such suspension; (d) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).

     The Trust has elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which a Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of the Fund at the beginning of the period.

     Anti-Money Laundering Compliance.

     The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious activity or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to "freeze" a shareholder's account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder's account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.

     OFFERING PRICE

     The share price of the Funds is based on a Fund's net asset value per share, which is calculated for each class of shares as of the close of regular trading on the NYSE (which is usually 4:00 p.m. unless the NYSE closes earlier) on each day a Fund is open for business, unless a Board determines otherwise.

     The value of a Fund's portfolio securities for which a market quotation is available is determined in accordance with the Trust's valuation procedures. In general terms, the valuation procedures provide that domestic exchange traded securities (other than NASDAQ listed equity securities) generally will be valued at their last traded sale prices as reported on the principal exchange where those securities are traded. If no sales of those securities are reported on a particular day on the principal exchange, the securities generally will be valued at the mean between the latest bid and asked prices as reported on the principal exchange where those securities are traded. Securities traded on a foreign securities exchange will be valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange. Securities traded primarily on Nasdaq will generally be valued at the Nasdaq Official Closing Price ("NOCP") (which is the last trade price at or before 4:00:02 p.m. (Eastern Time) adjusted up to Nasdaq's best bid price if the last trade price is below such bid price and down to Nasdaq's best ask price if the last trade price is above such ask price). If no NOCP is available, the security will generally be valued at the last sale price shown on Nasdaq prior to the calculation of the NAV of the Fund. If no sale price is shown on Nasdaq, the latest bid price will be used. If no sale price is shown and no latest bid price is available, the price will be deemed "stale" and the value will be determined in accordance with the Funds' fair valuation procedures. Securities traded on a foreign securities exchange will generally be valued at their last traded sale prices on a primary exchange. In the absence of a reported sale on a particular day, the securities will generally be valued at the mean between the latest bid and asked prices.

     Securities not traded upon any exchange will generally be valued at the mean between the latest bid and asked prices based upon quotes furnished by the appropriate market makers. If quoted prices are unavailable or are believed to be inaccurate, market values will generally be determined based on quotes obtained from one or more broker(s) or dealer(s) or based on a price obtained from a reputable independent pricing service.

     Financial futures will generally be valued at the latest reported sales price. Forward foreign currency contracts will generally be valued using market quotations from a widely used quotation system that reflects the current cost of covering or off-setting the contract. Exchange traded options will generally be valued at the latest reported sales price on their exchange. If there is no reported sale on the valuation date, the options will generally be valued at the mean between the latest bid and asked prices.

     Over-the-counter derivatives will generally be valued at fair value in accordance with the Funds' fair valuation procedures.

     Repurchase agreements will generally be valued at a price equal to the amount of the cash invested in the repurchase agreement at the time of valuation. The market value of the securities underlying a repurchase agreement will be determined in accordance with the procedures above, as appropriate, for the purpose of determining the adequacy of collateral.

     Shares of open-end investment companies held in a Fund's portfolio will generally be valued at the latest net asset value reported by the investment company.

     Debt securities will generally be valued by a pricing service which may employ a matrix or other indications of value, including but not limited to broker quotes, to determine valuations for normal institutional size trading units. The matrix can take into account various factors including, without limitation, bids, yield spreads, and/or other market data and specific security characteristics (e.g., credit quality, maturity and coupon rate). Debt securities for which a pricing service does not furnish valuations and for which market quotations are readily available will generally be valued based on the mean of the latest bid prices obtained from one or more dealers. Debt securities with remaining maturities of 60 days or less will, absent unusual circumstances, be valued at amortized cost.

     Securities for which market quotations are not readily available for any reason, including that the latest quotation is deemed unreliable or unreasonable, securities and other assets and liabilities are valued at "fair value" as determined in good faith by the Adviser's valuation committee. In general, any one or more of the following factors may be taken into account in determining fair value: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history of the security; the relative size of the position in the portfolio; and other relevant information.

     With respect to securities traded on foreign markets, the following factors also may be relevant: the value of foreign securities traded on other foreign markets; ADR trading; closed-end fund trading; foreign currency exchange activity; and the trading of financial products that are tied to baskets of foreign securities, such as WEBS.

     The Board has determined, and the valuation procedures provide, that in certain circumstances it may be necessary to use an alternative valuation method, such as in-kind redemptions with affiliated benefit plans where the Department of Labor requires that valuation to be done in accordance with Rule 17a-7 of the 1940 Act.

                          INFORMATION CONCERNING TAXES

     The following information supplements and should be read in conjunction with the section in each prospectus entitled "Taxes." The prospectuses generally describe the federal income tax treatment of distributions by the Funds. This section of the SAI provides additional information concerning federal income and certain state taxes. It is based on the Code, applicable Treasury Regulations, judicial authority, and administrative rulings and practice, all as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters.

     A shareholder's tax treatment may vary depending upon his or her particular situation. This discussion only applies to shareholders holding Fund shares as capital assets within the meaning of the Code. Except as otherwise noted, it may not apply to certain types of shareholders who may be subject to special rules, such as insurance companies, tax-exempt organizations, shareholders holding Fund shares through a tax-advantaged accounts (such as 401(k) Plan Accounts or Individual Retirement Accounts), financial institutions, broker-dealers, entities that are not organized under the laws of the United States or a political subdivision thereof, persons who are neither a citizen nor resident of the United States, shareholders holding Fund shares as part of a hedge, straddle or conversion transaction, and shareholders who are subject to the federal alternative minimum tax.

     The Trust has not requested and will not request an advance ruling from the Internal Revenue Service (the "IRS") as to the federal income tax matters described below. The IRS could adopt positions contrary to that discussed below and such positions could be sustained. In addition, the foregoing discussion and the discussions in the prospectuses applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Funds. Prospective shareholders are urged to consult with their own tax advisors and financial planners as to the particular federal tax consequences to them of an investment in a Fund, as well as the applicability and effect of any state, local or foreign laws, and the effect of possible changes in applicable tax laws.

     QUALIFICATION AS A REGULATED INVESTMENT COMPANY

     The Trust intends to continue to qualify each Fund as a "regulated investment company" under Subchapter M of the Code, as long as such qualification is in the best interests of the Fund's shareholders. Each Fund will be treated as a separate entity for federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, rather than to the Trust as a whole. Furthermore, each Fund will separately determine its income, gains, losses and expenses for federal income tax purposes.

     In order to qualify as a regulated investment company under the Code, each Fund must, among other things, derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, and other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts). Pursuant to future regulations, the IRS may limit qualifying income from foreign currency gains to the amount of such currency gains are directly related to a Fund's principal business of investing in stock or securities. Each Fund must also diversify its holdings so that, at the end of each quarter of the taxable year: (i) at least 50% of the fair market value of its assets consists of (A) cash and cash items (including receivables), government securities and securities of other regulated investment companies, and (B) securities of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed the greater of 5% of the Fund's total assets and not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund's total assets consists of the securities of any one issuer (other than those described in clause (i)(A)), or in two or more issuers the Fund controls and which are engaged in the same or similar trades or businesses. The qualifying income and diversification requirements applicable to a Fund may limit the extent to which it can engage in transactions in options, futures contracts, forward contracts and swap agreements.

     In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, as well as 90% of its net tax-exempt income earned in each taxable year. A Fund generally will not be subject to federal income tax on the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. For this purpose, a Fund generally must make the distributions in the same year that it realizes the income and gain. However, in certain circumstances, a Fund may make the distributions in the following taxable year. Furthermore, if a Fund declares a distribution to shareholders of record in October, November or December of one year and pays the distribution by January 31 of the following year, the Fund and its shareholders will be treated as if the Fund paid the distribution by December 31 of the first taxable year. Each Fund intends to distribute its net income and gain in a timely manner to maintain its status as a regulated investment company and eliminate Fund-level federal income taxation of such income and gain. However, no assurance can be given that a Fund will not be subject to federal income taxation.

     If, in any taxable year, a Fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirements, such Fund would be taxed in the same manner as an ordinary corporation without any deduction for distributions to shareholders, and all distributions from the Fund's earnings and profits (including any distributions of net tax-exempt income and net long-term capital gains) to its shareholders would be taxable as ordinary income. To qualify again to be taxed as a regulated investment company in a subsequent year, the Fund may be required to distribute to its shareholders its earnings and profits attributable to non-regulated investment company years reduced by an interest charge on 50% of such earnings and profits payable by the Fund to the IRS. In addition, if the Fund failed to qualify as a regulated investment company for a period greater than two taxable years, the Fund may be required to recognize and pay tax on any net built-in gain (the excess of aggregate gain, including items of income, over aggregate loss that would have been realized if the Fund had been liquidated) or, alternatively, to be subject to taxation on such built-in gain recognized for a period of ten years, in order to qualify as a regulated investment company in a subsequent year.

     EXCISE TAX

     A 4% nondeductible excise tax will be imposed on each Fund's net income and gains (other than to the extent of its tax-exempt interest income, if any) to the extent it fails to distribute during each calendar year at least 98% of its ordinary income (excluding capital gains and losses), at least 98% of its net capital gains (adjusted for ordinary losses) for the 12 month period ending on October 31, and all of its ordinary income and capital gains from previous years that were not distributed during such years. Each Fund intends to actually or be deemed to distribute substantially all of its net income and gains, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.

     CAPITAL LOSS CARRY-FORWARDS

     A Fund is permitted to carry forward a net capital loss from any year to offset its capital gains, if any, realized during the eight years following the year of the loss. A Fund's capital loss carry-forward is treated as a short-term capital loss in the year to which it is carried. If future capital gains are offset by carried-forward capital losses, such future capital gains are not subject to Fund-level federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute such capital gains. The Funds cannot carry back or carry forward any net operating losses.

     If a Fund engages in a reorganization, either as an acquiring fund or acquired fund, its own capital loss carryforwards and the use of its unrealized losses against future realized gains, or such losses of other funds participating in the reorganization, may be subject to severe limitations that could make such losses substantially unusable. The Funds have engaged in reorganizations or may engage in reorganizations in the future.

     EQUALIZATION ACCOUNTING

     A Fund may use the so-called "equalization method" of accounting to allocate a portion of its "earnings and profits," which generally equals a Fund's undistributed net investment income and realized capital gains, with certain adjustments, to redemption proceeds. This method permits a Fund to achieve more balanced distributions for both continuing and redeeming shareholders. Although using this method generally will not affect a Fund's total returns, it may reduce the amount that the Fund would otherwise distribute to continuing shareholders by reducing the effect of purchases and redemptions of Fund shares on Fund distributions to shareholders. However, the IRS may not have expressly sanctioned the equalization accounting method used by the Funds, and thus the use of this method may be subject to IRS scrutiny.

     TAXATION OF FUND INVESTMENTS

     In general, if a Fund realizes gains or losses on the sale of portfolio securities, such gains or losses will be capital gains or losses, and long-term capital gains or losses if the Fund has held the disposed securities for more than one year at the time of disposition.

     If a Fund purchases a debt obligation with original issue discount, generally at a price less than its principal amount ("OID"), such as a zero-coupon bond, the Fund may be required to annually include in its distributable income a portion of the OID as ordinary income, even though the Fund will not receive cash payments for such discount until maturity or disposition of the obligation. In general, inflation-protection bonds can be expected to produce OID as their principal amounts are adjusted upward for inflation. A portion of the OID includible in income with respect to certain high-yield corporate debt securities may be treated as a dividend for federal income tax purposes. Gains recognized on the disposition of a debt obligation (including a municipal obligation) purchased by a Fund at a market discount, generally at a price less than its principal amount, generally will be treated as ordinary income to the extent of the portion of market discount which accrued, but was not previously recognized pursuant to an available election, during the term that the Fund held the debt obligation. A Fund generally will be required to make distributions to shareholders representing the OID on debt securities that is currently includible in income, even though the cash representing such income may not have been received by the Fund. Cash to pay such distributions may be obtained from borrowing or from sales proceeds of securities held by a Fund which the Fund otherwise might have continued to hold.

     If an option granted by a Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by a Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by a Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

     Some regulated futures contracts, certain foreign currency contracts, and non-equity, listed options used by a Fund will be deemed "Section 1256 contracts." A Fund will be required to "mark to market" any such contracts held at the end of the taxable year by treating them as if they had been sold on the last day of that year at market value. Sixty percent of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the "mark-to-market" rule, generally will be treated as long-term capital gain or loss, and the remaining 40% will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market rule and the "60%/40%" rule.

     Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount and timing of recognition of the Fund's income. Under future Treasury Regulations, any such transactions that are not directly related to a Fund's investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% income test described above. If the net foreign exchange loss for a year exceeds a Fund's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year will not be deductible by the Fund or its shareholders in future years.

     Offsetting positions held by a Fund involving certain financial forward, futures or options contracts may be considered, for federal income tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code which, in certain circumstances, overrides or modifies the provisions of Section 1256. If a Fund is treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forward, or option contracts comprising a part of such straddles are governed by Section 1256 of the Code, described above. A Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to a Fund may differ. Generally, to the extent the straddle rules apply to positions established by a Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income. Further, the Fund may be required to capitalize, rather than deduct currently, any interest expense on indebtedness incurred or continued to purchase or carry any positions that are part of a straddle. Because the application of the straddle rules may affect the character of gains and losses, defer losses, and/or accelerate the recognition of gains or losses from affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to if a Fund had not engaged in such transactions.

     If a Fund enters into a "constructive sale" of any appreciated financial position in stock, a partnership interest, or certain debt instruments, the Fund will be treated as if it had sold and immediately repurchased the property and must recognize gain (but not loss) with respect to that position. A constructive sale occurs when a Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract; or (iv) other transactions identified in future Treasury Regulations. The character of the gain from constructive sales will depend upon a Fund's holding period in the property. Losses from a constructive sale of property will be recognized when the property is subsequently disposed of. The character of such losses will depend upon a Fund's holding period in the property and the application of various loss deferral provisions in the Code. Constructive sale treatment does not apply to transactions if such transaction is closed before the end of the 30th day after the close of the Fund's taxable year and the Fund holds the appreciated financial position throughout the 60-day period beginning with the day such transaction was closed.

     The amount of long-term capital gain a Fund may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain a Fund would have had if the Fund directly invested in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income.

     "Passive foreign investment corporations" ("PFICs") are generally defined as foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties, or capital gains) or that hold at least 50% of their assets in investments producing such passive income. If a Fund acquires any equity interest (which generally includes not only stock but also an option to acquire stock such as is inherent in a convertible bond under proposed Treasury Regulations) in a PFIC, the Fund could be subject to federal income tax and IRS interest charges on "excess distributions" received from the PFIC or on gain from the sale of stock in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders. Excess distributions will be characterized as ordinary income even though, absent the application of PFIC rules, some excess distributions would have been classified as capital gain.

     A Fund will not be permitted to pass through to its shareholders any credit or deduction for taxes and interest charges incurred with respect to PFICs. Elections may be available that would ameliorate these adverse tax consequences, but such elections could require a Fund to recognize taxable income or gain without the concurrent receipt of cash. Investments in PFICs could also result in the treatment of associated capital gains as ordinary income. The Funds may limit and/or manage their holdings in PFICs to minimize their tax liability or maximize their returns from these investments. Because it is not always possible to identify a foreign corporation as a PFIC in advance of acquiring shares in the corporation, however, a Fund may incur the tax and interest charges described above in some instances.

     Rules governing the federal income tax aspects of swap agreements are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be jeopardized. The Funds intend to monitor developments in this area. Certain requirements that must be met under the Code in order for each Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements.

     In addition to the investments described above, prospective shareholders should be aware that other investments made by the Funds may involve sophisticated tax rules that may result in income or gain recognition by the Funds without corresponding current cash receipts. Although the Funds seek to avoid significant noncash income, such noncash income could be recognized by the Funds, in which case the Funds may distribute cash derived from other sources in order to meet the minimum distribution requirements described above. In this regard, the Funds could be required at times to liquidate investments prematurely in order to satisfy their minimum distribution requirements. In addition, payments received by the Funds in connection with securities lending and repurchase agreements will not qualify for reductions in individual federal income tax on certain dividends and so may be taxable as ordinary income.

     TAXATION OF DISTRIBUTIONS

     For federal income tax purposes, a Fund's earnings and profits, described above, are determined at the end of the Fund's taxable year and are allocated pro rata over the entire year. Except for exempt-interest distributions paid by the Tax-Exempt Funds, discussed below, all distributions paid out of a Fund's earnings and profits (as determined at the end of the year), whether paid in cash or reinvested in the Fund, generally are deemed to be taxable distributions and must be reported on each shareholder's federal income tax return. Distributions in excess of a Fund's earnings and profits will first be treated as a return of capital up to the amount of a shareholder's tax basis in his or her Fund shares and then capital gain. A Fund may make distributions in excess of earnings and profits to a limited extent, from time to time.

     Distributions designated by a Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net long-term capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Each Fund will designate capital gain distributions, if any, in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

     Some states will not tax distributions made to individual shareholders that are attributable to interest a Fund earned on direct obligations of the U.S. Government if the Fund meets the state's minimum investment or reporting requirements, if any. Investments in Government National Mortgage Association ("Ginnie Mae") or Federal National Mortgage Association ("Fannie Mae") securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. Government securities generally do not qualify for tax-free treatment. This exemption may not apply to corporate shareholders.

     SALES AND EXCHANGES OF FUND SHARES

     In general, as long as a Money Market Fund maintains a net asset value of $1.00 per share, no gain or loss should be recognized upon the sale or exchange of Fund shares. If a shareholder sells, pursuant to a cash or in-kind redemption, or exchanges his or her Fund shares, subject to the discussion below, he or she generally will realize a taxable capital gain or loss on the difference between the amount received for the shares (or deemed received in the case of an exchange) and his or her tax basis in the shares. This gain or loss will be long-term capital gain or loss if he or she has held such Fund shares for more than one year at the time of the sale or exchange. Under certain circumstances, an individual shareholder receiving qualified dividend income from a Fund, explained further below, may be required to treat a loss on the sale or exchange of Fund shares as a long-term capital loss.

     If a shareholder sells or exchanges Fund shares within 90 days of having acquired such shares and if, as a result of having initially acquired those shares, he or she subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred in acquiring the Fund's shares generally shall not be taken into account (to the extent the previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but generally will be treated as having been incurred in the new purchase. Also, if a shareholder realizes a loss on a disposition of Fund shares, the loss will be disallowed to the extent that he or she purchases substantially identical shares within the 61-day period beginning 30 days before and ending 30 days after the disposition. Any disallowed loss generally will be included in the tax basis of the purchased shares.

     If a shareholder receives a capital gain distribution with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as a long-term capital loss to the extent of the capital gain distribution. In addition, if a shareholder holds Fund shares for six months or less, any loss on the sale or exchange of those shares will be disallowed to the extent of the amount of exempt-interest distributions (defined below) received with respect to the shares. The Treasury Department is authorized to issue regulations reducing the six months holding requirement to a period of not less than the greater of 31 days or the period between regular distributions where a Fund regularly distributes at least 90% of its net tax-exempt interest, if any. No such regulations have been issued as of the date of this SAI. These loss disallowance rules do not apply to losses realized under a periodic redemption plan.

     FEDERAL INCOME TAX RATES

     As of the printing of this SAI, the maximum, stated individual federal income tax rate applicable to (i) ordinary income generally is 35%; (ii) net capital gain realized generally is 15%.

     Current federal income tax law also provides for a maximum individual federal income tax rate applicable to "qualified dividend income" of 15%. In general, "qualified dividend income" is income attributable to dividends received from certain domestic and foreign corporations on or after January 1, 2003, as long as certain holding period requirements are met. If 95% or more of a Fund's gross income constitutes qualified dividend income, all of its distributions will be treated as qualified dividend income in the hands of individual shareholders, as long as they meet certain holding period requirements set forth below for their Fund shares. If less than 95% of the Fund's income is attributable to qualified dividend income, then only the portion of the Fund's distributions that are attributable to and designated as such in a timely manner will be so treated in the hands of individual shareholders. A Fund will only be treated as realizing qualified dividend income to the extent it receives dividends attributable to investments in certain domestic and foreign corporations and certain holding period requirements are met, including by individual Fund shareholders to qualify for the reduced rate of taxation. Only dividends from direct investments will qualify. Payments received by the Fund from securities lending, repurchase and other derivative transactions ordinarily will not. The rules attributable to the qualification of Fund distributions as qualified dividend income are complex, including the holding period requirements. Individual Fund shareholders therefore are urged to consult their own tax advisors and financial planners.

     The maximum stated corporate federal income tax rate applicable to ordinary income and net capital gain is 35%. Actual marginal tax rates may be higher for some shareholders, for example, through reductions in deductions. Naturally, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters. Federal income tax rates are set to increase in future years under various "sunset" provisions of laws enacted in 2001 and 2003.

     BACKUP WITHHOLDING

     The Trust may be required to withhold, subject to certain exemptions, at a rate of 28% ("backup withholding") on all distributions and redemption proceeds (including proceeds from exchanges and redemptions in-kind) paid or credited to a Fund shareholder, unless the shareholder generally certifies under penalties of perjury that the "taxpayer identification number" ("TIN"), generally the shareholder's social security or employer identification number, provided is correct and that the shareholder is not subject to backup withholding, or the IRS notifies the Fund that the shareholder's TIN is incorrect or that the shareholder is subject to backup withholding. This tax is not an0 additional federal income tax imposed on the shareholder, and the shareholder may claim the tax withheld as a tax payment on his or her federal income tax return, provided that the required information is furnished to the IRS. An investor must provide a valid TIN upon opening or reopening an account. If a shareholder fails to furnish a valid TIN upon request, the shareholder can also be subject to IRS penalties. The rate of back-up withholding is set to increase in future years under "sunset" provisions of law enacted in 2001.

     TAX-DEFERRED PLANS

     The shares of the Funds may be available for a variety of tax-deferred retirement and other tax-advantaged plans and accounts. Prospective investors should contact their tax advisors and financial planners regarding the tax consequences to them of holding Fund shares through such plans and/or accounts.

     CORPORATE SHAREHOLDERS

     Subject to limitation and other rules, a corporate shareholder of a Fund may be eligible for the dividends-received deduction on Fund distributions attributable to dividends received by the Fund attributable to domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. In general, a distribution by a Fund attributable to dividends of a domestic corporation will only be eligible for the deduction if certain holding period requirements are met. These requirements are complex, and, therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners.

     FOREIGN SHAREHOLDERS

     Under recently enacted tax legislation, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, distributions designated by a Fund as "interest-related distributions" generally attributable to the Fund's net interest income earned on certain debt obligations paid to a nonresident alien individual, foreign trust (i.e., a trust other than a trust which a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source) or a foreign corporation (each, a "foreign shareholder") generally will be exempt from federal income tax withholding tax, provided the Fund obtains a properly completed and signed certificate of foreign status from such foreign shareholder ("exempt foreign shareholder"). Each Fund will designate any interest-related distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year, although the Funds provide no assurance they will make any such designations. Distributions made to exempt foreign shareholders attributable to net investment income from other sources, such as dividends received by a Fund, generally will be subject to non-refundable federal income tax withholding at a 30% rate (or such lower rate provided under an applicable income tax treaty). However, this tax generally will not apply to exempt-interest distributions from a Fund, described below. Also, notwithstanding the foregoing, if a distribution described above is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the recipient foreign shareholder, federal income tax withholding and exemptions attributable to foreign persons will not apply and the distribution will be subject to the tax, reporting and withholding requirements generally applicable to U.S. persons.

     In general, a foreign shareholder's capital gains realized on the disposition of Fund shares, capital gain distributions and, with respect to taxable years of a Fund beginning on or after January 1, 2005 and before January 1, 2008, "short-term capital gain distributions" (defined below) are not subject to federal income tax withholding, provided that the Fund obtains a properly completed and signed certificate of foreign status, unless: (i) such gains or distributions are effectively connected with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a permanent establishment) of the foreign shareholder; (ii) in the case of an individual foreign shareholder, the shareholder is present in the U.S. for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met; or
(iii) with respect to taxable years of a Fund beginning on or after January 1, 2005, and before January 1, 2008, such gains or distributions are attributable to gain from the sale or exchange of a U.S. real property interest. If such gains or distributions are effectively connected with a U.S. trade or business or are attributable to a U.S. permanent establishment of the foreign shareholder pursuant to an income tax treaty, the tax, reporting and withholding requirements applicable to U.S. persons generally applies. If such gains or distributions are not effectively connected for this purpose, but the foreign shareholder meets the requirements of clause (ii) described above, such gains and distributions will be subject to U.S. federal income tax withholding tax at a 30% rate (or such lower rate provided under an applicable income tax treaty). Gains or distributions attributable to gain from sales or exchanges of U.S. real property interests are taxed to a foreign shareholder as if that gain were effectively connected with the shareholder's conduct of a U.S. trade or business, and therefore such gains or distributions may be required to be reported by a foreign shareholder on a U.S. federal income tax return. Such gains or distributions also will be subject to U.S. income tax at the rates applicable to U.S. holders and/or may be subject to federal income tax withholding. While the Funds do not expect Fund shares to constitute U.S. real property interests, a portion of a Fund's distributions may be attributable to gain from the sale or exchange of U.S. real property interests. Foreign shareholders should contact their tax advisors and financial planners regarding the tax consequences to them of such distributions. "Short-term capital gain distributions" are distributions designated as such from a Fund in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year generally attributable to its net short-term capital gain. The Funds provide no assurance they will make any such designations.

     If a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the U.S. at the time of the shareholder's death, Fund shares will be deemed property situated in the U.S. and will be subject to federal estate taxes (at graduated rates of 18% to 55% of the total value, less allowable deductions and credits). Under recently enacted tax legislation, with respect to estates of decedents dying after December 31, 2004, and before January 1, 2008, if a foreign shareholder is a resident of a foreign country but is not a citizen or resident of the United States at the time of the shareholder's death, Fund shares will not be deemed property situated in the United States in the proportion that, at the end of the quarter of the Fund's taxable year immediately preceding the shareholder's date of death, the assets of the Fund that were "qualifying assets" (i.e., bank deposits, debt obligations or property not within the United States) with respect to the decedent bore to the total assets of the Fund. In general, no federal gift tax will be imposed on gifts of Fund shares made by foreign shareholders.

     The availability of reduced U.S. taxes pursuant to the 1972 Convention or the applicable estate tax convention depends upon compliance with established procedures for claiming the benefits thereof, and may, under certain circumstances, depend upon the foreign shareholder making a satisfactory demonstration to U.S. tax authorities that the shareholder qualifies as a foreign person under federal income tax laws and the 1972 Convention.

                      UNDERWRITER COMPENSATION AND PAYMENTS

     CMD is the principal underwriter and Distributor of the shares of the Funds. Its address is: One Financial Center, Boston, Massachusetts 02111-2621.

     Pursuant to a Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trust or the Transfer Agent. Additionally, the Distributor has agreed to use appropriate efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trust pursuant to Rule 12b-1 under the 1940 Act.

     The Distribution Agreement became effective with respect to a Fund after approved by its Board, and continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to a Fund at any time without penalty by the Trust (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by BACAP or the Distributor on 60 days' written notice.

     During the fiscal year ended March 31, 2005, the Distributor (or its predecessor) received $11,205,844 in underwriting commissions for all the series of the Trust, of which the Distributor retained $11,205,844. During the fiscal year ended March 31, 2004, the Distributor received $5,980,053 in underwriting commissions for all Funds it serves, of which the Distributor retained $5,980,053. During the fiscal year ended March 31, 2003, the Distributor (Stephens for the period April 1, 2002 through December 31, 2002 and BACAP Distributors for the period January 1, 2003 through March 31, 2003) received $8,020,945 in underwriting commissions, of which the Distributor retained $0.

     The Funds are new series and, accordingly, have not yet paid any underwriter compensation.

     ADVERTISING FUND PERFORMANCE

     Performance information for the Funds may be obtained by calling (800) 321-7854 or (800) 765-2668 (for institutional investors only) or by visiting www.columbiafunds.com. From time to time, the performance of a Fund's shares may be quoted in advertisements, shareholder reports, and other communications to shareholders. Quotations of yield and total return reflect only the performance of a hypothetical investment in a Fund or class of shares during the particular time period shown. Yield and total return vary based on changes in the market conditions and the level of a Fund's expenses, and no reported performance figure should be considered an indication of performance which may be expected in the future.

     Standardized performance for the Funds, i.e., that required in both form and content by Form N-1A, is either shown below or incorporated by reference from the Funds' Annual Reports, and may be advertised by the Funds. The main purpose of standardized performance is to allow an investor to review the performance of a Fund's class of shares and compare such performance with that of investment alternatives, including other mutual funds.

     Non-standardized performance also may be advertised by the Funds. One purpose of providing non-standardized performance to an investor is to give that investor a different performance perspective that may not be captured by standardized performance. The non-standardized performance of a Fund's class of shares, however, may not be directly comparable to the performance of investment alternatives because of differences in specific variables (such as the length of time over which performance is shown and the exclusion of certain charges or expenses) and methods used to value portfolio securities, compute expenses and calculate performance. Non-standardized performance may include, but is not limited to, performance for non-standardized periods, including year-to-date and other periods less than a year, performance not reflecting the deduction of certain charges, fees and/or expenses, and performance reflecting the deduction of applicable state or federal taxes, or so-called "after-tax performance" After-tax returns are generally calculated using the same methodology as that used in calculating total return, except that such after-tax returns reflect the deduction of taxes according to applicable federal income and capital gain tax rates attributable to dividends, distributions and an investor's redemptions. Of course, after-tax returns for individual investors will vary as the tax rates applicable to such investors vary. In addition, the Funds may also advertise their tax efficiency ratios and compare those ratios with other mutual funds. A tax efficiency ratio is intended to let an investor know how tax efficient a Fund has been over a period of time, and is typically related to its portfolio turnover rate. That is, an investor could expect that the higher a Fund's portfolio turnover rate, the greater the percentage of gains realized and the lower the level of tax efficiency over a given period of time.

     In general, comparisons to other mutual funds or investment alternatives may be useful to investors who wish to compare past performance of the Funds or a class with that of competitors. Of course, past performance is not a guarantee of future results.

     Each Fund may quote information obtained from the Investment Company Institute, national financial publications, trade journals, industry sources and other periodicals in its advertising and sales literature. In addition, the Funds also may compare the performance and yield of a class or series of shares to those of other mutual funds with similar investment objectives and to other relevant indices or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance and yield of a class of shares in a Fund may be compared to data prepared by Lipper Analytical Services, Inc. Performance and yield data as reported in national financial publications such as Money Magazine, Forbes, Barron's, The Wall Street Journal, and The New York Times, or in publications of a local or regional nature, also may be used in comparing the performance of a class of shares in a Fund. The "yield" and "effective yield" of each class of shares of a Money Market Fund may be compared to the respective averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds, or to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by leading banks and thrift institutions in the top five metropolitan statistical areas.

     The Funds also may use the following information in advertisements and other types of literature: (i) the Consumer Price Index may be used, for example, to assess the real rate of return from an investment in a Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used, among other things, to illustrate investment attributes of a Fund or the general economic, business, investment, or financial environment in which a Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of a Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in a Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return, among other things, on a taxable basis; and (iv) the sectors or industries in which a Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate a Fund's historical performance or current or potential value with respect to the particular industry or sector. In addition, the performance of a Fund's class of shares may be compared to the S&P 500, the Dow Jones Industrial Average, a recognized index of common stocks of 30 industrial companies listed on the NYSE, the Europe, Far East and Australia Index, a recognized index of international stocks, or any similar recognized index. The performance of a Fund's class of shares also may be compared to a customized composite index.

     In addition, the Funds also may use, in advertisements and other types of literature, information and statements: (1) showing that although bank savings accounts may offer a guaranteed return of principal and a fixed rate of interest, they offer no opportunity for capital growth; and (2) describing Bank of America, and its affiliates and predecessors, as one of the first investment managers to use asset allocation and index strategies in managing and advising accounts. The Funds also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day."

     The Funds also may discuss in advertising and other types of literature that a Fund has been assigned a rating by an NRSRO, such as S&P. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to buy, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Funds may compare a Fund's performance with other investments which are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments.

     The Funds also may disclose in sales literature the distribution rate on the shares of a Fund. Distribution rate, which may be annualized, is the amount determined by dividing the dollar amount per share of the most recent dividend by the most recent net asset value or maximum offering price per share as of a date specified in the sales literature. Distribution rate will be accompanied by the standard 30-day yield as required by the SEC.

     In addition, certain potential benefits of investing in global securities markets may be discussed in promotional materials. Such benefits include, but are not limited to: a) the expanded opportunities for investment in securities markets outside the U.S.; b) the growth of securities markets outside the U.S. vis-a-vis U.S. markets; c) the relative return associated with foreign securities markets vis-a-vis U.S. markets; and d) a reduced risk of portfolio volatility resulting from a diversified securities portfolio consisting of both U.S. and foreign securities.

     Ibbotson Associates of Chicago, Illinois, and other companies provide historical returns of the capital markets in the United States. The Funds may compare the performance of their share classes or series to the long-term performance of the U.S. capital markets in order to demonstrate general long-term risk versus reward investment scenarios. Performance comparisons could also include the value of a hypothetical investment in common stocks, long-term bonds or treasuries.

     YIELD CALCULATIONS

     Yield is calculated separately for the Class Z, Class A, Class B and Class C Shares of a Non-Money Market Fund by dividing the net investment income per share for a particular class or series of shares (as described below) earned during a 30-day period by the maximum offering price per share on the last day of the period (for Class Z Shares, maximum offering price per share is the same as the net asset value per share) and annualizing the result on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. For a class or series of shares in a Fund, net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                            Yield = 2 [(a-b+1)(6)-1]
                                        ---
                                         cd

Where: a = dividends and interest earned during the period.

       b = expenses accrued for the period (net of reimbursements).

       c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

       d = maximum offering price per share on the last day of the period
           (for Class Z Shares, this is equivalent to net asset value per share).

     For the purpose of determining net investment income earned during the period (variable- "a" in the formula), dividend income on equity securities held by a Fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the portfolio. Each Fund calculates interest earned on any debt obligations held in its portfolio by computing the yield to maturity of each obligation held by it based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of each month, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is in the portfolio. For purposes of this calculation, it is assumed that each month contains 30 days. The maturity of an obligation with a call provision is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount or premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations. The Municipal Bond Funds calculate interest gained on tax-exempt obligations issued without original issue discount and having a current market discount by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount, where the discount based on the current market value exceeds the then-remaining portion of original issue discount, the yield to maturity is the imputed rate based on the original issue discount calculation. Conversely, where the discount based on the current market value is less than the remaining portion of the original issue discount, the yield to maturity is based on the market value.

     Expenses accrued for the period (variable "b" in the formula) include recurring fees charged by Columbia Funds to shareholder accounts in proportion to the length of the base period. Undeclared earned income will be subtracted from the maximum offering price per share (which for Class Z Shares is net asset value per share) (variable "d" in the formula). Undeclared earned income is the net investment income which, at the end of the base period, has not been declared as a distribution, but is reasonably expected to be and is declared as a distribution shortly thereafter. A Fund's maximum offering price per share for purposes of the formula includes the maximum sales charge, if any, imposed by the Fund, as reflected in the Fund's prospectus.

     The Funds may provide additional yield calculations in communications (other than advertisements) to the holders of Class A, Class B or Class C Shares. These may be calculated based on the Class A, Class B and Class C Shares' net asset values per share (rather than their maximum offering prices) on the last day of the period covered by the yield computations. That is, some communications provided to the holders of Class A, Class B or Class C Shares may also include additional yield calculations prepared for the holders of Class Z Shares. Such additional quotations, therefore, will not reflect the effect of the sales charges mentioned above.

     "Tax-equivalent" yield is computed by: (a) dividing the portion of the yield (calculated as above) that is exempt from federal income tax by (b) one, minus (i) a stated federal income tax rate and, (ii) a state income tax rate (if applicable) multiplied by one minus the Stated Federal income tax rate. The federal income tax rate used in calculating the "tax-equivalent" yield 38.6%. The following state income tax rates are used in calculating the "tax-equivalent" yields: California--9.3%; Florida--0%; Georgia--6%; Maryland--4.875%; North Carolina--7.75%; South Carolina--7%; Tennessee--6%; Texas--0%; and Virginia--5.75%.

     The tax brackets and the related yield calculations are based on the 2000 Federal and applicable state tax rates and assume a Federal tax benefit for the state and local taxes. Note the highest 2000 marginal Federal tax rate may be higher than 36% due to the phase-out of allowable itemized deductions and personal exemptions for certain taxpayers. This schedule does not take into account the 38.6% Federal tax rate applied to taxable income in excess of $283,150.

     TOTAL RETURN CALCULATIONS

     Total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of the underlying investments in a Non-Money Market Fund. The Non-Money Market Funds' average annual and cumulative total return figures are computed in accordance with the standardized methods prescribed by the SEC. Average annual total return figures are computed by determining the average annual compounded rates of return over the periods indicated in the advertisement, sales literature or shareholders' report that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                 P(1+T)(n) = ERV

Where: P =   a hypothetical initial payment of $1,000

       T =   average annual total return

       n =   number of years

       ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period.

     This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and
(b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts. All performance calculations for the period ended March 31, 1999, reflect the deduction of sales charges, if any, that would have been deducted from a sale of shares.

     CUMULATIVE RETURN

     Cumulative total return is based on the overall percentage change in value of a hypothetical investment in the Fund, assuming all Fund dividends and capital gain distributions are reinvested, without reflecting the effect of any sales charge that would be paid by an investor, and is not annualized.

     Cumulative total return is computed by finding the cumulative compounded rate of return over the period indicated in the advertisement that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                CTR = (ERV-P) 100
                                       -----
                                 P

Where: CTR = Cumulative total return

       ERV = ending redeemable value at the end of the period of a hypothetical
             $1,000 payment made at the beginning of such period

       P =   initial payment of $1,000.

This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates, and (ii) deducts (a) the maximum sales charge from the hypothetical initial $1,000 investment, and (b) all recurring fees, such as advisory and administrative fees, charged as expenses to all shareholder accounts.

     Average annual return for the Funds has been incorporated by reference from the Funds' Annual Reports, and may be advertised by the Funds.

     AFTER-TAX RETURN CALCULATIONS

     As and to the extent required by the SEC, the Fund's average annual total returns (after taxes on distributions and redemption) ("T") is computed by using the redeemable value at the end of a specified period, after deducting taxes on Fund distributions and redemption of Fund shares ("ATV(DR)"), of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)(n)=ATV(DR).

     After tax returns for the Funds have been incorporated by reference from the Funds' prospectuses, and may be advertised by the Funds.

                   APPENDIX A--DESCRIPTION OF SECURITY RATINGS

     The following summarizes the highest six ratings used by S&P for corporate and municipal bonds. The first four ratings denote investment-grade securities.

          AAA - This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay interest and repay principal.

          AA - Debt rated AA is considered to have a very strong capacity to pay interest and repay principal and differs from AAA issues only in a small degree.

          A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

          BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for those in higher-rated categories.

          BB, B - Bonds rated BB and B are regarded, on balance as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

     To provide more detailed indications of credit quality, the AA, A and BBB, BB and B ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the highest six ratings used by Moody's for corporate and municipal bonds. The first four denote investment-grade securities.

          Aaa - Bonds that are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

          Aa - Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

          A - Bonds that are rated A possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

          Baa - Bonds that are rated Baa are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

          Ba - Bonds that are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not as well safeguarded during both good times and bad times over the future. Uncertainty of position characterizes bonds in this class.

             B - Bond that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Moody's applies numerical modifiers (1, 2 and 3) with respect to corporate bonds rated Aa through B. The modifier 1 indicates that the bond being rated ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the bond ranks in the lower end of its generic rating category. With regard to municipal bonds, those bonds in the Aa, A and Baa groups which Moody's believes possess the strongest investment attributes are designated by the symbols Aal, A1 or Baal, respectively.

     The following summarizes the highest four ratings used by Duff & Phelps Credit Rating Co. ("D&P") for bonds, each of which denotes that the securities are investment-grade.

          AAA - Bonds that are rated AAA are of the highest credit quality. The risk factors are considered to be negligible, being only slightly more than for risk-free U.S. Treasury debt.

          AA - Bonds that are rated AA are of high credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

          A - Bonds that are rated A have protection factors which are average but adequate. However risk factors are more variable and greater in periods of economic stress.

          BBB - Bonds that are rated BBB have below average protection factors but still are considered sufficient for prudent investment. Considerable variability in risk exists during economic cycles.

     To provide more detailed indications of credit quality, the AA, A and BBB ratings may modified by the addition of a plus or minus sign to show relative standing within these major categories.

     The following summarizes the highest four ratings used by Fitch Investors Service, Inc. ("Fitch") for bonds, each of which denotes that the securities are investment-grade:

          AAA - Bonds considered to be investment-grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

          AA - Bonds considered to be investment-grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

          A - Bonds considered to be investment-grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

          BBB - Bonds considered to be investment-grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment-grade is higher than for bonds with higher ratings.

     To provide more detailed indications of credit quality, the AA, A and BBB ratings may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories.

     The following summarizes the two highest ratings used by Moody's for short-term municipal notes and variable-rate demand obligations:

     MIG-1/VMIG-1 -- Obligations bearing these designations are of the best quality, enjoying strong protection from established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

     MIG-2/VMIG-2 -- Obligations bearing these designations are of high quality, with ample margins of protection although not so large as in the preceding group.

     The following summarizes the two highest ratings used by S&P for short-term municipal notes:

     SP-1 - Indicates very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - Indicates satisfactory capacity to pay principal and interest.

     The three highest rating categories of D&P for short-term debt, each of which denotes that the securities are investment-grade, are D-1, D-2, and D-3. D&P employs three designations, D-1+, D-1 and D-1-, within the highest rating category. D-1+ indicates highest certainty of timely payment. Short-term liquidity, including internal operating factors and/or access to alternative sources of funds, is judged to be "outstanding, and safety is just below risk-free U.S. Treasury short-term obligations." D-1 indicates very high certainty of timely payment. Liquidity factors are excellent and supported by good fundamental protection factors. Risk factors are considered to be minor. D-1 indicates high certainty of timely payment. Liquidity factors are strong and supported by good fundamental protection factors. Risk factors are very small. D-2 indicates good certainty of timely payment. Liquidity factors and company fundamentals are sound. Although ongoing funding needs may enlarge total financing requirements, access to capital markets is good. Risk factors are small. D-3 indicates satisfactory liquidity and other protection factors which qualify the issue as investment-grade. Risk factors are larger and subject to more variation. Nevertheless, timely payment is expected.

     The following summarizes the two highest rating categories used by Fitch for short-term obligations each of which denotes that the securities are investment-grade:

     F-1+ securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     F-1 securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated F-1+.

     F-2 securities possess good credit quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned the F-1+ and F-1 ratings.

     Commercial paper rated A-1 by S&P indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted A-1+. Capacity for timely payment on commercial paper rated A-2 is satisfactory, but the relative degree of safety is not as high as for issues designated A-1.

     The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Issuers rated Prime-1 (or related supporting institutions) are considered to have a superior capacity for repayment of senior short-term promissory obligations. Issuers rated Prime-2 (or related supporting institutions) are considered to have a strong capacity for repayment of senior short-term promissory obligations. This will normally be evidenced by many of the characteristics of issuers rated Prime-1, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

     For commercial paper, D&P uses the short-term debt ratings described above.

     For commercial paper, Fitch uses the short-term debt ratings described above.

     Thomson BankWatch, Inc. ("BankWatch") ratings are based upon a qualitative and quantitative analysis of all segments of the organization including, where applicable, holding company and operating subsidiaries. BankWatch ratings do not constitute a recommendation to buy or sell securities of any of these companies. Further, BankWatch does not suggest specific investment criteria for individual clients.

     BankWatch long-term ratings apply to specific issues of long-term debt and preferred stock. The long-term ratings specifically assess the likelihood of untimely payment of principal or interest over the term to maturity of the rated instrument. The following are the four investment-grade ratings used by BankWatch for long-term debt:

          AAA - The highest category; indicates ability to repay principal and interest on a timely basis is extremely high.

          AA - The second highest category; indicates a very strong ability to repay principal and interest on a timely basis with limited incremental risk versus issues rated in the highest category.

          A - The third highest category; indicates the ability to repay principal and interest is strong. Issues rated "A" could be more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          BBB - The lowest investment-grade category; indicates an acceptable capacity to repay principal and interest. Issues rated "BBB" are, however, more vulnerable to adverse developments (both internal and external) than obligations with higher ratings.

          Long-term debt ratings may include a plus (+) or minus (-) sign to indicate where within a category the issue is placed.

     The BankWatch short-term ratings apply to commercial paper, other senior short-term obligations and deposit obligations of the entities to which the rating has been assigned. The BankWatch short-term ratings specifically assess the likelihood of an untimely payment of principal or interest.

          TBW-1 The highest category; indicates a very high likelihood that principal and interest will be paid on a timely basis.

          TBW-2 The second highest category; while the degree of safety regarding timely repayment of principal and interest is strong, the relative degree of safety is not as high as for issues rated "TBW-1".

          TBW-3 The lowest investment-grade category; indicates that while more susceptible to adverse developments (both internal and external) than obligations with higher ratings, capacity to service principal and interest in a timely fashion is considered adequate.

          TBW-4 The lowest rating category; this rating is regarded as non-investment-grade and therefore speculative.

     The following summarizes the four highest long-term debt ratings used by IBCA Limited and its affiliate, IBCA Inc.(collectively "IBCA"):

          AAA - Obligations for which there is the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly.

          AA - Obligations for which there is a very low expectation of investment risk. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly.

          A - Obligations for which there is a low expectation of investment risk. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk.

          BBB - Obligations for which there is currently a low expectation of investment risk. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in other categories.

     A plus or minus sign may be appended to a rating below AAA to denote relative status within major rating categories.

     The following summarizes the two highest short-term debt ratings used by
IBCA:

     A1+ When issues possess a particularly strong credit feature, a rating of A1+ is assigned.

     A1 - Obligations supported by the highest capacity for timely repayment.

     A2 - Obligations supported by a good capacity for timely repayment.

                              APPENDIX B--GLOSSARY

Term Used in SAI                                                    Definition
----------------                                                    ----------
1933 Act..................................   Securities Act of 1933, as amended
1934 Act..................................   Securities Exchange Act of 1934, as amended
1940 Act..................................   Investment Company Act of 1940, as amended
Administrator.............................   Columbia Management Advisers, LLC
Adviser...................................   Columbia Management Advisers, LLC
Advisory Agreement........................   The investment advisory agreement with between the
                                             Trust, on behalf of its Funds, and CMA
AMEX......................................   American Stock Exchange
Bank of America...........................   Bank of America, N.A.
Board.....................................   The Trust's Board of Trustees
CMSI......................................   Columbia Management Services, Inc., also known as
                                             Columbia Funds Services, Inc.
CFTC......................................   Commodity Futures Trading Commission
Code......................................   Internal Revenue Code of 1986, as amended
Code(s) of Ethics.........................   The codes of ethics adopted by the Board pursuant to
                                             Rule 17j-1 under the 1940 Act
CMOs......................................   Collateralized mortgage obligations
Companies.................................   Two or more of NSAT, CFMIT or the Trust, as the context
                                             may require
Company...................................   Any one of NSAT, CFMIT or the Trust, as the context may
                                             require
Custodian.................................   State Street
Distributor...............................   Columbia Management Distributors, Inc.
Distribution Plan(s)......................   One or more of the plans adopted by the Board pursuant
                                             to Rule 12b-1 under the 1940 Act for the distribution
                                             of the Funds' shares
FDIC......................................   Federal Deposit Insurance Corporation
FHLMC.....................................   Federal Home Loan Mortgage Corporation
FNMA......................................   Federal National Mortgage Association
Fund......................................   One of the open-end management investment companies
                                             (listed on the front cover of this SAI) that is a
                                             series of the Trust
Funds.....................................   Two or more of the open-end management investment
                                             companies (listed on the front cover of this SAI) that
                                             is a series of the Trust
GNMA......................................   Government National Mortgage Association
IRS.......................................   United States Internal Revenue Service
LIBOR.....................................   London Interbank Offered Rate
Money Market Fund(s)......................   One or more of the money market funds that are part of
                                             the Columbia Funds Family
Moody's...................................   Moody's Investors Service, Inc.
NSAT......................................   Nations Separate Account Trust
Columbia Funds or Columbia Funds Family...   The fund complex that is comprised of the Companies,
                                             along with NSAT and CFMIT.
CFMIT.....................................   Columbia Funds Master Investment Trust, a registered
                                             investment company in the Columbia Funds Family
NYSE......................................   New York Stock Exchange
NRSRO.....................................   Nationally recognized statistical ratings organization
                                             (such as Moody's or S&P)
NSAT......................................   Nations Separate Account Trust, a registered investment
                                             company in the Columbia Funds Family
REIT......................................   Real estate investment trust
S&P.......................................   Standard & Poor's Corporation

SAI.......................................   This Statement of Additional Information
SEC.......................................   United States Securities and Exchange Commission.
Selling Agent.............................   Banks, broker/dealers or other financial institutions
                                             that have entered into a sales support agreement with
                                             the Distributor
Servicing Agent...........................   Banks, broker/dealers or other financial institutions
                                             that have entered into a shareholder servicing
                                             agreement with the Distributor
SMBS......................................   Stripped mortgage-backed securities
Stephens..................................   Stephens Inc.
Sub-Administrator.........................   State Street
Transfer Agent............................   CFSI
Transfer Agency Agreement.................   The transfer agency agreement between the Trust, on
                                             behalf of its respective Funds, and CFSI
The Trust.................................   Columbia Funds Series Trust, the registered investment
                                             company in the Columbia Funds Family to which this SAI
                                             relates

                APPENDIX C--PROXY VOTING POLICIES AND PROCEDURES

                           COLUMBIA FUNDS SERIES TRUST
                     COLUMBIA FUNDS MASTER INVESTMENT TRUST
                         NATIONS SEPARATE ACCOUNT TRUST

Proxy Voting Policy and Procedures

The Boards* of Columbia Funds Series Trust ("Funds Trust"), Columbia Funds Master Investment Trust ("Master Trust") and Nations Separate Account Trust ("Separate Account Trust") have determined that it is in the best interests of Funds Trust, Master Trust and Separate Account Trust (the "Companies") and the respective series of each Company that hold voting securities (each, a "Fund") for the Companies to adopt the following policy and procedures with respect to voting proxies relating to portfolio securities held by the Funds.

I.   POLICY

It is the policy of each Company to delegate the responsibility for voting proxies relating to portfolio securities held by a Fund to the Fund's investment adviser or, if the Fund's investment adviser has delegated portfolio management responsibilities to one or more investment sub-adviser(s), to the Fund's investment sub-adviser(s) (the investment adviser or the investment sub-adviser(s) is referred to hereafter as the "Adviser"), as a part of the Adviser's general management of the Fund's portfolio, subject to the Board's continuing oversight. The respective Board hereby delegates such responsibility to the Adviser, and directs the Adviser to vote proxies relating to portfolio securities held by each Fund consistent with the duties and procedures set forth below. The Adviser may retain one or more vendors to review, monitor and recommend how to vote proxies in a manner consistent with the duties and procedures set forth below, to ensure that such proxies are voted on a timely basis and to provide reporting and/or record retention services in connection with proxy voting for the Funds. Any expenses relating to the retention of vendors or other costs relating to compliance with this policy will be allocated among the Adviser and the appropriate Companies in the manner approved by the Boards from time to time.

II.  FIDUCIARY DUTY

The right to vote a proxy with respect to portfolio securities held by a Fund is an asset of such Fund. The Adviser acts as a fiduciary of the Fund and must vote proxies in a manner consistent with the best interests of the Fund and its shareholders. In discharging this fiduciary duty, the Adviser must maintain and adhere to its policies and procedures for addressing conflicts of interest and must vote proxies in a manner substantially consistent with its policies, procedures and guidelines, as presented to the Board.

III. PROCEDURES

The following are the procedures adopted by each Board for the administration of this policy:

A. Review of Adviser Proxy Voting Procedures. Each Adviser shall present to the Board its policies, procedures and other guidelines for voting proxies at least annually, and must notify the Board promptly of material changes to any policies and procedures, including any substantive changes to its procedures for addressing conflicts of interest. An Adviser is not required to notify the Board of changes relating to any guidelines for voting specific types of proxies except as part of the annual presentation. The respective Board shall review the policies, procedures and other guidelines presented by each Adviser to determine that they are consistent with these policies and procedures. Upon request, each Adviser shall provide the

----------
* For convenience, Trustees of Funds Trust, Master Trust and Separate Account Trust are collectively referred to in these procedures as the "Boards."

appropriate Company with a copy of its policies, procedures and other guidelines or a description of such policies, procedures and guidelines for the purpose of filing such document(s) in the Company's statement of additional information or as otherwise required by the Investment Company Act of 1940 and the rules promulgated thereunder.

B. Board Reporting. Each Adviser shall provide such reports to the Board as the Board may reasonably request from time to time.

C. Voting Record Reports. Each Adviser shall provide the voting record information necessary for the completion and filing of Form N-PX to the respective Company at least annually. Such voting record information shall be in a form acceptable to the Company and shall be provided at such time(s) as are required for the timely filing of Form N-PX and at such additional time(s) as the Company and the Adviser may agree to from time to time.

D. Record Retention. Each Adviser shall maintain such records with respect to the voting of proxies as may be required by the Investment Advisers Act of 1940 and the rules promulgated thereunder or by the Investment Company Act of 1940 and the rules promulgated thereunder.

E. Conflicts of Interest. Any actual or potential conflicts of interest between a Fund's principal underwriter or Adviser and the applicable Fund's shareholders arising from the proxy voting process will be addressed by the Adviser and the Adviser's application of its proxy voting procedures pursuant to the delegation of proxy voting responsibilities to the Adviser. In the event that the Adviser notifies the officer(s) of a Fund's Company that a conflict of interest cannot be resolved under the Adviser's Proxy Voting Procedures, such officer(s) are responsible for notifying the Audit Committee of the Company of the irreconcilable conflict of interest and assisting the Audit Committee with any actions it determines are necessary.

IV.  REVOCATION

The delegation by a Board of the authority to vote proxies relating to portfolio securities of the Funds is entirely voluntary and may be revoked by the Board, in whole or in part, at any time.

V.   REVIEW OF POLICY.

The Boards shall review and approve such changes to these policies and procedures as the Boards deem necessary from time to time.

Adopted: May 29, 2003

July 1, 2003

COLUMBIA MANAGEMENT ADVISORS, LLC ("CMA")

PROXY VOTING POLICY

INTRODUCTION

Many of CMA's investment management clients have delegated to CMA the authority and responsibility to vote proxies for the voting securities held in their accounts. Where CMA has been granted the authority and accepted the responsibility for voting proxies, it will determine whether and how to do so, in the case of individual proxies, in accordance with this Proxy Voting Policy (the "Policy"). CMA reserves the right to amend this Policy at any time.

CMA endeavors to vote, in accordance with this Policy, all proxies of which it becomes aware, subject to the following exceptions (unless otherwise agreed) when CMA expects to routinely abstain from voting:

Proxies may not be voted in cases where CMA anticipates that it may soon be removing the security from a given client's account.

Proxies will usually not be voted in cases where the security has been loaned from the client's account, or where CMA determines that the costs to the client and/or the administrative inconvenience of voting the security (e.g., foreign securities) outweigh the benefit of doing so.

Ordinarily, CMA will not notify clients when it abstains from voting in these routine circumstances.

When CMA votes proxies it will do so in the best interest of its clients (defined, for this purpose, as in the best interest of enhancing or protecting the economic value of client accounts), considered as a group, as CMA determines in its sole and absolute discretion.

CMA generally will not accept proxy voting authority from a client if the client seeks to impose client-specific voting guidelines that may be inconsistent with CMA's guidelines or with the client's best economic interest in CMA's view.

PROXY COMMITTEE

Proxy voting is overseen by the CMA Proxy Committee. The Proxy Committee is composed of senior investment, operations and client service professionals. The Committee is responsible for setting general policy as to the voting of proxies and the maintenance and administration of this Policy. Specifically, the
Committee:

Reviews this Policy and associated Proxy Voting Guidelines annually and approves, from time to time, any amendments which it considers to be advisable and consistent with the Policy's overall mandate of serving the best economic interests of those CMA advisory clients for which the firm has proxy voting authority.

Considers special proxy issues as may arise from time to time, including voting proxies:

for which the Proxy Voting Guidelines do not provide clear and definitive guidance; and/or where an exception to the established Guidelines may be in the best interests of CMA clients.

PROXY VOTING ADMINISTRATION

CMA Operations administers this Policy on a continuous basis through a Proxy Team that reports to CMA's Managing Director (Operations). The Proxy Team has the following duties:

     - Continuously maintain the Proxy Voting Guidelines and make recommendations, as necessary, to the Proxy Committee regarding their amendment.

     - Monitor upcoming shareholder meetings and solicitations of proxies for such meetings.

     - Routine voting of proxies in accordance with this Policy and CMA's Proxy Voting Guidelines.

     - Coordinate the Proxy Committee's review of any new or unusual proxy issues.

     - Oversee the work of any third-party proxy service provider which CMA may retain and the protocols needed to ensure that the service provider timely and accurately accomplishes all votes and fulfills all other responsibilities as directed by CMA.

     - Coordinate responses to CMA investment professionals' questions, if any, regarding proxy issues and this Policy, including forwarding specialized proxy research received from the proxy service provider.

     - Establish and preserve (or ensure that CMA's proxy service provider does so) all required records as to proxy voting.

     - Ensure that clients that so request are timely furnished copies of this Policy.

     - Establish and maintain the means by which reports of proxy voting on behalf of CMA-advised accounts are timely and confidentially made available to clients of the firm that request to receive these for their accounts.

PROXY VOTING GUIDELINES

CMA policy is to vote proxies, subject to the foregoing overall best economic interest standard, in accordance with written Proxy Voting Guidelines ("Guidelines"), as established by the Proxy Committee. A copy of the Guidelines is attached and incorporated within this Policy as "Attachment A". As an aid rather than a substitute for applying the Guidelines, CMA also regularly considers the analysis and recommendations of an independent proxy service provider.

CONFLICTS OF INTEREST

With Other Bank of America Businesses

Bank of America Corporation ("BAC", the ultimate corporate parent of CMA, Bank of America, N.A. and all of their numerous affiliates) owns, operates and has interests in many lines of business that may create or give rise to the appearance of a conflict of interest between BAC or its affiliates and those of CMA-advised clients. For example, the commercial and investment banking business lines may have interests with respect to issuers of voting securities that could appear to or even actually conflict with CMA's duty, in the proxy voting process, to act in the best economic interest of its clients.

WITHIN CMA

Conflicts of interest may also arise from the business activities of CMA. For example, CMA might manage (or be seeking to manage) the assets of a benefit plan for an issuer. CMA may also be presented with an actual or apparent conflict of interest where proxies of securities issued by BAC or the Columbia Funds, for which CMA serves as investment adviser, are to be voted for a client's account.

MANAGEMENT OF CONFLICTS

CMA's policy is to always vote proxies in the best interests of its clients, as a whole, without regard to its own self interest or that of its affiliates. BAC as well as CMA have various compliance policies and procedures in place in order to address any material conflicts of interest which might arise in this context.

BAC's enterprise-wide Code of Ethics specifically prohibits the flow of certain business-related information between associates on the commercial and/or investment banking side of the corporation and associates charged with trust or (as in the case of CMA associates) non-trust fiduciary responsibilities, including investment decision-making and proxy voting.

In addition, BAC has adopted "Global Policies and Procedures Regarding Information Walls and Inside Information." Pursuant to these policies and procedures, "information barriers" have been established between various BAC business lines designed to prohibit the passage of certain information across those barriers.

Within CMA, the CMA Code of Ethics affirmatively requires that associates of the firm act in a manner whereby no actual or apparent conflict of interest may be seen as arising between the associate's interests and those of CMA's clients.

By assuming his or her responsibilities pursuant to this Policy, each member of the Proxy Team and the Proxy Committee undertakes:

To disclose to the Managing Director (Operations) or chairperson of the Proxy Committee, respectively, any actual or apparent personal material conflicts of interest which he or she may have (e.g., by way of substantial ownership of securities, relationships with nominees for directorship, members of an issuer's or dissident's management or otherwise) in determining whether or how CMA shall vote proxies; and

To refrain from taking into consideration, in the decision as to whether or how CMA shall vote proxies:

The existence of any current or prospective material business relationship between CMA, BAC or any of their affiliates, on one hand, and any party (or its affiliates) that is soliciting or is otherwise interested in the proxies to be voted, on the other hand; and/or

Any direct, indirect or perceived influence or attempt to influence such action which the member views as being inconsistent with the purpose or provisions of this Policy or the BAC or CMA Codes of Ethics.

Where a material conflict of interest is determined to have arisen in the proxy voting process which may not be adequately mitigated by voting in accordance with the predetermined Voting Guidelines, CMA's policy is to invoke one or more of the following conflict management procedures:

Convene the Proxy Committee for the purpose of voting the affected proxies in a manner which is free of the conflict.

Causing the proxies to be voted in accordance with the recommendations of a qualified, independent third party, which may include CMA's proxy service provider.

In unusual cases, with the client's consent and upon ample notice, forwarding the proxies to CMA's clients so that they may vote the proxies directly.

AVAILABILITY OF POLICY AND PROXY VOTING RECORDS TO CLIENTS

CMA will initially inform clients of this Policy and how a client may learn of CMA's voting record for the client's securities through summary disclosure in
Part II of CMA's Form ADV. Upon receipt of a client's request for more information, CMA will provide to the client a copy of this Policy and/or how CMA voted proxies for the client pursuant to this policy for up to a one-year period.

"ATTACHMENT A"

CMA PROXY VOTING GUIDELINES

The following guidelines are to be followed by the BACAP Proxy Team when voting proxies routinely solicited with respect to securities of public companies held in the accounts of BACAP advised clients. These guidelines are to be applied in conjunction with and subject to all provisions of BACAP's Proxy Voting Policy, including the provision of that Policy that all proxies which BACAP votes shall be voted in the best economic interest of its clients.

The guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended for favorable action by the board of directors of publicly held companies other than investment companies. Part II deals with proposals submitted by shareholders for inclusion in the proxy statements of such companies, but which the companies' management and board of directors oppose.
Part III addresses proxies of both sorts regarding investment companies.

BOARD-APPROVED PROPOSALS

Proxies will generally be voted FOR board-approved proposals, except as follows:

Matters Relating to the Board of Directors

Proxies will be voted FOR the election of the company's nominees for director and FOR board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

CMA will WITHHOLD VOTES for one or more nominees for director if

     -    The board does not have a majority of independent directors; or

     - The board does not have nominating, audit and compensation committees composed solely of independent directors.

For these purposes, an "independent director" is a director who meets all requirements to serve as an independent director of a company under the then applicable listing standards of the company's principal market center (e.g., NYSE, AMEX, NASDAQ). Proxies will generally be voted on a CASE-BY-CASE BASIS on board-approved proposals where the board fails to meet these basic independence standards.

CMA will vote on a CASE-BY-CASE BASIS in contested elections of directors.

CMA may WITHHOLD VOTES ON A CASE-BY-CASE BASIS for nominees for director that have failed to observe good corporate governance practices or, through specific corporate action or inaction (e.g., failing to implement policies for which a majority of shareholders has previously cast votes in favor), have demonstrated a disregard for the interests of shareholders.

CMA will vote AGAINST proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

CORPORATE GOVERNANCE

CMA will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to corporate governance (including director and officer liability and indemnity provisions; proxy contest advance notice and expense reimbursement provisions), except as follows:

CMA will vote FOR proposals to provide or to restore shareholder appraisal rights.

CMA will usually vote AGAINST proposals:

     -    to eliminate cumulative voting; or

     -    that provide that directors may be removed only for cause; or

     - replacements to fill board vacancies may be voted on only by continuing directors.

COMPENSATION

CMA will vote on a CASE-BY-CASE BASIS on board-approved proposals relating to compensation or benefits issues relating to directors, executives or employees, except as follows:

Except where CMA withholds votes for a majority of the nominees standing for election as directors, CMA will vote FOR:

     - Compensation or benefit plans and arrangements (including severance arrangements), subject to the exceptions noted below.

     - Employee stock purchase plans that have the following features: shares purchased under the plan are acquired for no less than 85% of their market value, the offering period under the plan is 27 months or less, and dilution is 10% or less.

CMA will vote AGAINST stock option plans that permit replacing or repricing of out-of-the-money options, and AGAINST any proposal to authorize the replacement or repricing of such options.

CMA will vote AGAINST stock option plans that permit issuance of options with an exercise price below the stock's current market price.

CMA may vote AGAINST executive compensation or benefits (including severance) proposals on a CASE-BY-CASE BASIS where compensation is viewed by CMA as being excessive in comparison with prevailing industry standards. In voting on proposals relating to executive compensation or benefits, CMA will consider whether the proposal has been approved by an independent compensation committee of the board.

CAPITALIZATION

CMA will vote on a CASE-BY-CASE BASIS on board-approved proposals involving changes to a company's capitalization, except that where CMA is not otherwise withholding votes for a majority of the nominees standing for election as directors:

CMA will vote FOR proposals relating to the authorization of additional common stock, providing they are not excessively dilutive (except where such proposals relate to a specific transaction, in which case CMA will vote on a CASE-BY-CASE BASIS).

CMA will vote FOR proposals to effect stock splits (excluding reverse stock splits.)

CMA will vote FOR proposals authorizing share repurchase programs.

ACQUISITIONS, MERGERS, REORGANIZATIONS AND OTHER RESTRUCTURING TRANSACTIONS

CMA will vote on a CASE-BY-CASE BASIS on business transactions such as acquisitions, mergers, reorganizations, spinoffs, buyouts, liquidations and sale of all or substantially all of a company's assets.

TAKEOVER DEFENSE

CMA will vote AGAINST board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock, the creation of a separate class of stock with disparate voting rights and charter amendments adopting control share acquisition provisions, except as follows:

     - CMA will vote FOR proposals to opt out of control share acquisition statutes.

     - CMA will vote on a CASE-BY-CASE BASIS on proposals to ratify or approve specific shareholder rights plans (commonly referred to as "poison pills") or "fair price" provisions.

     - CMA will vote on a CASE-BY-CASE BASIS on proposals to change place of incorporation to a jurisdiction having anti-takeover laws or whose laws will have an adverse impact on shareholder rights or taxation issues.

OTHER BUSINESS MATTERS

CMA will vote FOR board-approved proposals approving routine business matters such as changing the company's name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

CMA will vote on a CASE-BY-CASE BASIS on proposals to amend a company's charter or bylaws.

CMA will vote AGAINST authorization to transact other unidentified, substantive business at the meeting.

CMA will vote on a CASE-BY-CASE BASIS on all other business matters where CMA is otherwise withholding votes for the entire board of directors.

CMA will determine, on a CASE-BY-CASE BASIS, whether and how to vote on "bundled" or otherwise conditioned proposals, depending on the overall economic effects upon shareholders.

SHAREHOLDER PROPOSALS

CMA will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

CMA will vote FOR shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.

CMA will vote FOR shareholder proposals to require shareholder approval or ratification of shareholder rights plans and/or anti-greenmail provisions.

CMA will vote on a CASE-BY-CASE BASIS on proposals requiring shareholder approval or ratification of executive severance arrangements.

CMA will vote FOR shareholder proposals that are consistent with CMA's voting proxy guidelines for board-approved proposals.

CMA will vote on a CASE-BY-CASE BASIS on other shareholder proposals where CMA is otherwise withholding votes for a majority of the nominees standing for election as directors.

CMA will generally abstain from voting on shareholder proposals regarding social, environmental or political matters on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. CMA may, on a CASE-BY-CASE BASIS, vote FOR proposals seeking inquiry and reporting with respect to, rather than cessation or affirmative implementation of, specific policies where the pertinent issue warrants separate communication to shareholders.

INVESTMENT COMPANY MATTERS

Board-Approved Proposals

Proxies will generally be voted FOR board-approved proposals, except as follows:

CMA will vote on a CASE-BY-CASE BASIS regarding the following matters:

     -    Contested elections of directors.

     -    Approval of investment advisory and/or distribution agreements.

     -    Approval of distribution plans.

     -    Issuance of preferred stock.

     -    Conversion of the company from closed-end to open-end form.

     -    Changes in the "fundamental policies" of the company.

     -    Change in the state or form of organization of the company.

     - Mergers, acquisitions, reorganizations, liquidations or sales of all or substantially all of the assets of the company.

Shareholder Proposals

CMA will generally vote IN ACCORDANCE WITH THE RECOMMENDATION OF THE COMPANY'S BOARD OF DIRECTORS on all shareholder proposals, except as follows:

CMA will vote on a CASE-BY-CASE BASIS regarding the following matters:

Proposals to terminate or to submit investment advisory and/or distribution agreements for competitive bidding.

Conversion of the company from closed-end to open-end form.

Adopted effective: July 1, 2003

                           COLUMBIA FUNDS SERIES TRUST

                              ONE FINANCIAL CENTER
                           BOSTON, MASSACHUSETTS 02111
                                 1-800-345-6611

                                    FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

All references to the "Registration Statement" in the following list of Exhibits refer to the Registrant's Registration Statement on Form N-1A (File Nos. 333-89661; 811-09645)

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(a)              Articles of Incorporation:

(a)(1) Certificate of Trust dated October 22, 1999, incorporated by reference to Post-Effective Amendment No. 1, filed February 10,
                 2000.

(a)(2)           Certificate of Amendment of Certificate of Trust dated
                 September 21, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

(a)(3)           Amended and Restated Declaration of Trust dated September 26,
                 2005, incorporated by reference to Post-Effective Amendment No.
                 41, filed November 21, 2005.

(b)              Bylaws:

                 Not Applicable

(c)              Instruments Defining Rights of Securities Holders:

                 Not Applicable

(d)              Investment Advisory Contracts:

(d)(1)           Investment Advisory Agreement between Columbia Management
                 Advisors, LLC ("CMA") and Columbia Funds Series Trust (the
                 "Registrant") dated September 30, 2005, Schedule I amended
                 November 18, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(d)(2)           CMA Assumption Agreement on behalf of the LifeGoal Portfolios dated September 30, 2005, incorporated by reference to
                 Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(3) Investment Advisory Agreement between CMA and the Registrant on behalf of the Fixed Income Sector Portfolios dated September
                 30, 2005, incorporated by reference to Post-Effective Amendment
                 No. 41, filed November 21, 2005.

(d)(4)           CMA Assumption Agreement on behalf of the Fixed Income Sector
                 Portfolios dated September 30, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(d)(5)           Investment Sub-Advisory Agreement among CMA, Brandes Investment
                 Partners, L.P. ("Brandes") and the Registrant dated September
                 30, 2005, to be filed by amendment.

(d)(6)           Investment Sub-Advisory Agreement among CMA, Marsico Capital
                 Management, LLC ("Marsico Capital") and the Registrant dated
                 September 30, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

(e)              Underwriting Contract:

(e)(1)           Distribution Agreement with Columbia Management Distributors,
                 Inc. ("CMD") dated September 26, 2005, Schedule I amended
                 November 18, 2005, incorporated by reference to Post-Effective
                 Amendment No. 41, filed November 21, 2005.

(f)              Bonus or Profit Sharing Contracts:

(f)(1) Deferred Compensation Plan adopted December 9, 1999, last amended November 19, 2003, incorporated by reference to Post-Effective Amendment No. 35, filed July 30, 2004.

(g)              Custodian Agreements:

(g)(1)           Master Custodian Agreement between the Registrant and State
                 Street Bank and Trust Company ("State Street") dated June 13,
                 2005, Appendix A amended November 11, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(h)              Other Material Contracts:

(h)(1) Administration Agreement between the Registrant and CMA, to be filed by amendment.

(h)(2) Shareholder Servicing Plan relating to all share classes of the Registrant, Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(h)(3)           Shareholder Administration Plan relating to Class A Shares,
                 Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(h)(4)           Shareholder Administration Plan relating to Class B and Class C
                 Shares, Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(h)(5)           Shareholder Administration Plan relating to Institutional Class
                 Shares, Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(h)(6)           Shareholder Administration Plan relating to Marsico Shares,
                 Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(h)(7)           Shareholder Administration Plan relating to Trust Class Shares,
                 Exhibit I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(h)(8)           Transfer Agency and Services Agreement between Columbia Funds
                 Services, Inc. ("CFS"), CMA and the Registrant dated September
                 30, 2005, Appendix I amended November 18, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(h)(9)           Cross Indemnification Agreement between Columbia Funds Master
                 Investment Trust and the Registrant dated September 26, 2005, to be filed by amendment.

(i)              Legal Opinion

(i)(1)           Opinion of Morrison & Foerster LLP.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(j)              Other Opinions

                 Opinion of PricewaterhouseCoopers, LLP.

(k)              Omitted Financial Statements

                 Not Applicable

(l)              Initial Capital Agreements:

(l)(1)           Investor Letter, incorporated by reference to Post-Effective
                 Amendment No. 1, filed February 10, 2000.

(m)              Rule 12b-1 Plans:

(m)(1)           Shareholder Servicing and Distribution Plan relating to Class A
                 Shares, Exhibit I amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November
                 21, 2005.

(m)(2) Distribution Plan relating to all share classes of the Registrant, Exhibit I amended November 18, 2005, Exhibit II amended September 26, 2005, incorporated by reference to Post-Effective Amendment No. 41, filed November 21, 2005.

(n)              Financial Data Schedule:

                 Not Applicable.

(o)              Rule 18f-3 Plan:

(o)(1) Rule 18f-3 Multi-Class Plan, amended November 18, 2005 to be filed by amendment.

(p)              Codes of Ethics:

(p)(1) Columbia Funds Family Code of Ethics, incorporated by reference to Post-Effective Amendment No. 37, filed May 6, 2005.

(p)(2)           Columbia Management Group Code of Ethics, effective January 1,
                 2005, incorporated by reference to Post-Effective Amendment No.
                 37, filed May 6, 2005.

(p)(3) Brandes Code of Ethics, incorporated by reference to Post-Effective Amendment No. 9, filed April 9, 2001.

EXHIBIT LETTER   DESCRIPTION
--------------   -----------
(p)(4)           Marsico Capital Code of Ethics, incorporated by reference to
                 Amendment No. 36, filed September 3, 2004.

(q)(1)           Powers of Attorney for Minor Mickel Shaw, Edward J. Boudreau,
                 Jr., William A. Hawkins, R. Glenn Hilliard, William P.
                 Carmichael, incorporated by reference to Post-Effective
                 Amendment No. 37 filed May 6, 2005.

(q)(3) Power of Attorney for Keith Banks, incorporated by reference to Post-Effective Amendment No. 34, filed June 29, 2004.

ITEM 24. PERSONS CONTROLLED BY OF UNDER COMMON CONTROL WITH THE FUND

     No person is controlled by or under common control with the Registrant.

ITEM 25. INDEMNIFICATION

     Article VII of the Registrant's Declaration of Trust provides for the indemnification of the Registrant's trustees, officers, employees and other agents. Indemnification of the Registrant's administrators, distributor, custodian and transfer agents is provided for, respectively, in the
Registrant's:

          1.   Administration Agreement with CMA;

          2.   Distribution Agreement with CMD;

          3.   Custody Agreement with State Street; and

          4.   Transfer Agency and Services Agreement with CFS and CMA.

     The Registrant has entered into a Cross Indemnification Agreement with Columbia Funds Master Investment Trust (the "Master Trust") dated September 26, 2005. The Master Trust will indemnify and hold harmless the Trust against any losses, claims, damages or liabilities to which the Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in any Prospectuses, any Preliminary Prospectuses, the Registration Statements, any other Prospectuses relating to the Securities, or any amendments or supplements to the foregoing (hereinafter referred to collectively as the "Offering Documents"), or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust expressly for use therein; and will reimburse the Trust for any legal or other expenses reasonably incurred by the Trust in connection with investigating or defending any such action or claim; provided, however, that the Master Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust for use in the Offering Documents.

     The Trust will indemnify and hold harmless the Master Trust against any losses, claims, damages or liabilities to which the Master Trust may become subject under the Act, the 1940 Act, or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon an untrue statement or alleged untrue statement of a material fact contained in the Offering Documents or arise out of or are based upon the omission or alleged omission to state therein a material fact required to be stated or necessary to make the statements therein not misleading, in each case to the extent, but only to the extent, that such untrue statement or alleged untrue statement or omission or alleged omission was made in the Offering Documents in reliance upon and in conformity with written information furnished to the Master Trust by the Trust expressly for use therein; and will reimburse the Master Trust for any legal or other expenses reasonably incurred by the Master Trust in connection with investigating or defending any such action or claim; provided, however, that the Trust shall not be liable in any such case to the extent that any such loss, claim, damage, or liability arises out of or is based upon an untrue statement or alleged untrue statement or omission or alleged omission made in the Offering Documents in reliance upon and in conformity with written information furnished to the Trust by the Master Trust for use in the Offering Documents.

     Promptly after receipt by an indemnified party under subsection (a) or (b) above of notice of the commencement of any action, such indemnified party shall, if a claim in respect thereof is to be made against an indemnifying party or parties under such subsection, notify the indemnifying party or parties in writing of the commencement thereof; but the omission to so notify the indemnifying party or parties shall not relieve it or them from any liability which it or they may have to any indemnified party otherwise than under such subsection. In case any such action shall be brought against any indemnified party and it shall notify the indemnifying party or parties of the commencement thereof, the indemnifying party or parties shall be entitled to participate therein and, to the extent that either indemnifying party or both shall wish, to assume the defense thereof, with counsel satisfactory to such indemnified party, and, after notice from the indemnifying party or parties to such indemnified part of its or their election so to assume the defense thereof, the indemnifying party or parties shall not be liable to such indemnified party under such subsection for any legal expenses of other counsel or any other expenses, in each case subsequently incurred by such indemnified party, in connection with the defense thereof other than reasonable costs of investigation.

     The Registrant has obtained from a major insurance carrier a trustees' and officers' liability policy covering certain types of errors and omissions. In no event will the Registrant indemnify any of its trustees, officers, employees, or agents against any liability to which such person would otherwise be subject by reason of his/her willful misfeasance, bad faith, gross negligence in the performance of his/her duties, or by reason of his/her reckless disregard of the duties involved in the conduct of his/her office or arising under his agreement with the Registrant. The Registrant will comply with Rule 484 under the 1933 Act and Release No. 11330 under the 1940 Act, in connection with any indemnification.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission ("SEC") such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

     To the knowledge of the Registrant, none of the directors or officers of CMA, the adviser to the Registrant's portfolios, or Brandes or Marsico Capital, the investment sub-advisers to certain portfolios, except those set forth below, are or have been, at any time during the past two calendar years, engaged in any other business, profession, vocation or employment of a substantial nature, except that certain directors and officers also hold various positions with, and engage in business for, the company that owns all the outstanding stock (other than directors' qualifying shares) of CMA or Marsico Capital, or other subsidiaries of Bank of America Corporation.

     (a) CMA performs investment advisory services for the Registrant and certain other customers. CMA is a wholly-owned subsidiary of Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by CMA (formerly, Banc of America Capital Management, LLC ("BACAP")) with the SEC pursuant to the Advisers Act (file no. 801-50372).

     (b) Brandes performs investment sub-advisory services for the Registrant and certain other customers. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Brandes with the SEC pursuant to the Advisers Act (file no. 801-24986).

     (c) Marsico Capital performs investment sub-advisory services for the Registrant and certain other customers. Marsico Capital is a wholly-owned subsidiary of

Bank of America Corporation. Information with respect to each director and officer of the investment sub-adviser is incorporated by reference to Form ADV filed by Marsico Capital with the SEC pursuant to the Advisers Act (file no. 801-54914).

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) CMD, distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Separate Account Trust and as placement agent for the Master Trust, both of which are registered open-end management investment companies. CMD is also the Registrant's principal underwriter. CMD acts in such capacity for each series of Columbia Funds Series Trust I, Columbia Funds Trust I, Columbia Funds Trust II, Columbia Funds Trust III, Columbia Funds Trust IV, Columbia Funds Trust V, Columbia Funds Trust VI, Columbia Funds Trust VII, Columbia Funds Trust VIII, Columbia Funds Trust XI, Columbia Acorn Trust, Columbia Balanced Fund, Inc., Columbia Conservative High Yield Fund, Inc., Columbia Oregon Intermediate Municipal Bond Fund, Inc., Columbia Real Estate Equity Fund, Inc., Columbia Small Cap Growth Fund I, Columbia Mid Cap Growth Fund, Inc., Columbia Strategic Investor Fund Inc., Columbia Technology Fund, Inc., Liberty Variable Investment Trust, SteinRoe Variable Investment Trust and Wanger Advisors Trust.

     (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Post-Effective Amendment No. 67, filing July 29, 2005 filed by Columbia Funds Trust II with the SEC pursuant to the 1940 Act (file no. 811-03009).

     (c) Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     (1) CMA, One Financial Center, Boston, MA 02111 (records relating to its function as investment sub-adviser).

     (2) Brandes, 11988 El Camino Real, San Diego, CA 92130 (records relating to its function as investment sub-adviser).

     (3) Marsico Capital, 1200 17th Street, Suite 1600, Denver, CO 80202 (records relating to its function as investment sub-adviser).

     (4) CFS, P.O. Box 8081, Boston, MA 02266-8081 (records relating to its function as transfer agent).

     (5) CMD, One Financial Center, Boston, MA 02110 (records relating to its function as distributor).

     (6) Bank of America, One Bank of America Plaza, Charlotte, NC 28255 (records relating to its function as sub-transfer agent).

     (7) State Street, Two Avenue de Lafayette, LCC/4S, Boston, MA 0211 (records relating to its function as custodian).

ITEM 29. MANAGEMENT SERVICES

     Not Applicable

ITEM 30. UNDERTAKINGS

     Not Applicable

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on the 1st day of December, 2005.

                                       COLUMBIA FUNDS SERIES TRUST


                                       By:                   *
                                           -------------------------------------
                                           Christopher L. Wilson
                                           President and Chief Executive Officer


                                       By: /s/ R. Scott Henderson
                                           -------------------------------------
                                           R. Scott Henderson
                                           *Attorney-in-Fact

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

             SIGNATURES                          TITLE                  DATE
             ----------                          -----                  ----


                 *                             Chairman           December 1, 2005
------------------------------------   of the Board of Trustees
(William P. Carmichael)


                 *                      Chief Financial Officer   December 1, 2005
------------------------------------   (Principal Financial and
(J. Kevin Connaughton)                    Accounting Officer)


                 *                              Trustee           December 1, 2005
------------------------------------
(Edward J. Boudreau, Jr.)


                 *                              Trustee           December 1, 2005
------------------------------------
(William A. Hawkins)


                 *                              Trustee           December 1, 2005
------------------------------------
(R. Glenn Hilliard)


                 *                              Trustee           December 1, 2005
------------------------------------
(Minor Mickel Shaw)


By: /s/ R. Scott Henderson
    --------------------------------
    R. Scott Henderson
    *Attorney-in-Fact